2020 QUARTERLY REPORT
Russell Investment Funds
September 30, 2020
FUND
U.S. Strategic Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Strategic Bond Fund
Global Real Estate Securities Fund

Russell Investment Funds
Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Page
U.S. Strategic Equity Fund 3
U.S. Small Cap Equity Fund 9
International Developed Markets Fund 22
Strategic Bond Fund 32
Global Real Estate Securities Fund 68
Notes to Schedules of Investments 73
Notes to Quarterly Report 75
Russell Investment Funds
Quarterly Report
September 30, 2020 (Unaudited)
Table of Contents

Russell Investment Funds
Copyright © Russell Investments 2020. All rights reserved.
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accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.7%
Consumer Discretionary - 17.5%
Advance Auto Parts, Inc. 2,043 314
Amazon.com, Inc.(Æ) 6,489 20,431
Amerco , Inc. 627 223
AutoNation, Inc.(Æ) 4,144 219
Best Buy Co., Inc. 5,999 668
BorgWarner, Inc. 8,159 316
Bright Horizons Family Solutions, Inc.(Æ) 2,077 316
Brunswick Corp. 2,105 124
Capri Holdings, Ltd.(Æ) 5,875 106
Carnival Corp. 3,338 51
Carter's, Inc. 1,611 139
Charter Communications, Inc. Class A(Æ) 14,965 9,342
Chipotle Mexican Grill, Inc. Class A(Æ) 116 144
Choice Hotels International, Inc. 3,980 342
Columbia Sportswear Co. 1,096 95
Comcast Corp. Class A 34,210 1,583
Costco Wholesale Corp. 2,363 839
Darden Restaurants, Inc. 21,159 2,132
Dick's Sporting Goods, Inc. 6,312 365
Discovery, Inc. Class A(Æ)(Ñ) 3,691 80
Dollar General Corp. 3,100 650
DR Horton, Inc. 22,275 1,685
eBay, Inc. 9,193 479
Expedia Group, Inc. 1,917 176
Extended Stay America, Inc. 10,010 120
Floor & Decor Holdings, Inc. Class A(Æ) 2,227 167
Foot Locker, Inc. 7,438 246
Ford Motor Co. 55,821 372
Gap, Inc. (The) 18,045 307
Garmin, Ltd. 3,337 317
General Motors Co. 110,463 3,268
Gentex Corp. 24,202 623
Genuine Parts Co. 3,441 327
Goodyear Tire & Rubber Co. (The) 16,183 124
Graham Holdings Co. Class B 356 144
Grand Canyon Education, Inc.(Æ) 1,590 127
Hanesbrands, Inc. 12,187 192
Home Depot, Inc. (The) 5,502 1,528
Kohl's Corp. 10,918 202
Lear Corp. 1,218 133
Leggett & Platt, Inc. 4,651 191
Lennar Corp. Class A 7,013 573
Lennar Corp. Class B 2,463 162
Liberty SiriusXM Group Class C(Æ) 6,835 226
LKQ Corp.(Æ) 14,272 396
Lowe's Cos., Inc. 1,797 298
Lululemon Athletica , Inc.(Æ) 1,582 521
Macy's, Inc.(Ñ) 25,091 143
McDonald's Corp. 2,773 609
Mohawk Industries, Inc.(Æ) 2,644 258
Netflix, Inc.(Æ) 13,569 6,784
Nike, Inc. Class B 66,757 8,380
Nordstrom, Inc.(Ñ) 10,259 122
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 7,320 125
NVR, Inc.(Æ) 70 286
Ollie's Bargain Outlet Holdings, Inc.(Æ) 2,419 211
Omnicom Group, Inc. 33,369 1,652
O'Reilly Automotive, Inc.(Æ) 525 242
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Penske Automotive Group, Inc. 3,280 156
Polaris, Inc. 3,134 296
PulteGroup, Inc. 50,865 2,355
PVH Corp. 4,338 259
Ralph Lauren Corp. Class A 2,230 152
Ross Stores, Inc. 4,099 383
Royal Caribbean Cruises, Ltd. 2,807 182
Sensata Technologies Holding PLC(Æ) 5,004 216
Skechers USA, Inc. Class A(Æ) 6,643 201
Starbucks Corp. 59,551 5,116
Tapestry, Inc. 12,285 192
Target Corp. 5,422 854
Thor Industries, Inc.(Ñ) 2,247 214
Tiffany & Co. 1,277 148
TJX Cos., Inc. (The) 5,401 301
Tractor Supply Co. 2,270 325
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 7,943 1,779
Under Armour , Inc. Class A(Æ) 7,984 90
Urban Outfitters, Inc.(Æ) 7,043 147
VF Corp. 2,803 197
ViacomCBS , Inc. Class B 10,067 282
Walmart, Inc. 8,705 1,218
Walt Disney Co. (The) 7,265 901
Whirlpool Corp. 1,874 345
Williams-Sonoma, Inc. 4,349 393
Yum China Holdings, Inc. 3,171 168
87,065
Consumer Staples - 3.9%
Archer-Daniels-Midland Co. 8,634 401
Casey's General Stores, Inc. 582 103
Clorox Co. (The) 446 94
Coca-Cola Co. (The) 20,059 990
CVS Health Corp. 48,541 2,835
Estee Lauder Cos., Inc. (The) Class A 1,424 311
General Mills, Inc. 2,979 184
Hormel Foods Corp. 1,723 84
Ingredion, Inc. 28,057 2,123
JM Smucker Co. (The)(Ñ) 3,096 358
Kroger Co. (The) 86,385 2,930
Molson Coors Beverage Co. Class B 46,711 1,568
Mondelez International, Inc. Class A 8,443 485
Monster Beverage Corp.(Æ) 2,598 208
PepsiCo, Inc. 7,645 1,060
Philip Morris International, Inc. 5,193 389
Procter & Gamble Co. (The) 15,970 2,220
Sysco Corp. 1,609 100
Tyson Foods, Inc. Class A 42,746 2,543
US Foods Holding Corp.(Æ) 5,544 123
Walgreens Boots Alliance, Inc. 7,886 283
19,392
Energy - 1.1%
BP PLC - ADR 80,570 1,406
Canadian Natural Resources, Ltd. 78,011 1,249
Chevron Corp. 18,111 1,304
ConocoPhillips 13,264 436
Exxon Mobil Corp. 6,152 211

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Magna International, Inc. Class A 16,472 754
5,360
Financial Services - 16.9%
Aflac, Inc. 9,823 357
Alliance Data Systems Corp. 2,771 116
Allstate Corp. (The) 4,650 438
American Express Co. 1,079 108
American Homes 4 Rent Class A(ö) 3,460 99
American Tower Corp.(ö) 2,084 504
Annaly Capital Management, Inc.(ö) 216,680 1,543
Apple Hospitality REIT, Inc.(ö) 19,915 191
AvalonBay Communities, Inc.(ö) 1,131 169
Banco Santander SA - ADR(Ñ) 479,541 887
Bank of America Corp. 128,583 3,098
Bank of New York Mellon Corp. (The) 5,310 182
Berkshire Hathaway, Inc. Class B(Æ) 21,745 4,630
BlackRock, Inc. Class A 1,517 855
Boston Properties, Inc.(ö) 12,653 1,016
Broadridge Financial Solutions, Inc. 2,086 275
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 12,292 150
Capital One Financial Corp. 2,570 185
Cboe Global Markets, Inc. 503 44
CBRE Group, Inc. Class A(Æ) 6,371 299
Charles Schwab Corp. (The) 23,971 868
Chubb, Ltd. 3,410 396
Citigroup, Inc. 124,460 5,365
Citizens Financial Group, Inc. 62,108 1,570
Comerica, Inc. 36,063 1,379
Crown Castle International Corp.(ö) 1,803 300
CubeSmart (ö) 3,992 129
Discover Financial Services 2,083 120
Equinix , Inc.(Æ)(ö) 331 252
Essent Group, Ltd. 24,126 893
Essex Property Trust, Inc.(ö) 452 91
Everest Re Group, Ltd. 130 26
Fidelity National Information Services, Inc. 4,609 678
Fiserv, Inc.(Æ) 2,540 262
FleetCor Technologies, Inc.(Æ) 1,063 253
Global Payments, Inc. 3,663 650
Goldman Sachs Group, Inc. (The) 378 76
Hartford Financial Services Group, Inc. 3,157 116
Host Hotels & Resorts, Inc.(ö) 9,213 99
Invitation Homes, Inc.(ö) 4,938 138
Jack Henry & Associates, Inc. 2,410 392
JPMorgan Chase & Co. 42,710 4,112
KeyCorp 919 11
KKR & Co., Inc. Class A 199,795 6,861
Life Storage, Inc.(Æ)(ö) 727 77
M&T Bank Corp. 1,944 179
MasterCard, Inc. Class A 32,913 11,131
Medical Properties Trust, Inc.(ö) 3,345 59
Merck & Co., Inc. 14,451 1,199
MetLife, Inc. 4,703 175
Morgan Stanley 1,705 82
Northern Trust Corp. 3,311 258
PayPal Holdings, Inc.(Æ) 47,813 9,421
People's United Financial, Inc. 3,680 38
PNC Financial Services Group, Inc. (The) 2,876 316
Popular, Inc. 12,027 436
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 1,337 127
Prudential Financial, Inc. 2,506 159
Public Storage(ö) 963 214
Raymond James Financial, Inc. 1,839 134
Regency Centers Corp.(ö) 1,726 66
Reinsurance Group of America, Inc. Class A 1,509 144
RenaissanceRe Holdings, Ltd. 5 1
SLM Corp. 101,178 819
State Street Corp. 2,147 127
Sun Communities, Inc.(ö) 628 88
Synchrony Financial 8,472 222
Travelers Cos., Inc. (The) 3,142 340
Truist Financial Corp. 8,337 317
Two Harbors Investment Corp.(ö) 225,378 1,147
US Bancorp 8,817 316
VEREIT, Inc.(ö) 11,367 74
Visa, Inc. Class A 68,441 13,687
Wells Fargo & Co. 108,002 2,539
Western Union Co. (The) 11,682 250
WP Carey, Inc.(ö) 1,391 91
84,416
Health Care - 14.7%
Abbott Laboratories 10,603 1,154
AbbVie, Inc. 18,460 1,617
Abiomed , Inc.(Æ) 1,856 514
Agilent Technologies, Inc. 7,578 765
Agios Pharmaceuticals, Inc.(Æ) 2,044 72
Alexion Pharmaceuticals, Inc.(Æ) 16,338 1,870
Align Technology, Inc.(Æ) 2,255 738
Alkermes PLC(Æ) 14,653 243
Alnylam Pharmaceuticals, Inc.(Æ) 2,589 377
Amgen, Inc. 2,239 569
Anthem, Inc.(Æ) 1,207 324
AstraZeneca PLC - ADR 16,079 881
Baxter International, Inc. 6,824 549
Becton Dickinson and Co. 2,678 623
Biogen, Inc.(Æ) 2,834 804
BioMarin Pharmaceutical, Inc.(Æ) 1,022 78
Bluebird Bio, Inc.(Æ) 3,503 189
Boston Scientific Corp.(Æ) 10,245 391
Bristol-Myers Squibb Co. 36,709 2,213
Cantel Medical Corp. 3,882 171
Centene Corp.(Æ) 7,579 442
Cerner Corp. 7,539 545
Cigna Corp. 2,621 444
Cooper Cos., Inc. (The) 1,361 459
Dentsply Sirona, Inc. 3,268 143
DexCom , Inc.(Æ) 948 391
Edwards Lifesciences Corp.(Æ) 65,317 5,213
Eli Lilly & Co. 4,594 680
Envista Holdings Corp.(Æ) 18,972 468
Exact Sciences Corp.(Æ) 1,507 154
Exelixis , Inc.(Æ) 15,276 373
Gilead Sciences, Inc. 7,226 457
HCA Healthcare, Inc. 10,016 1,249
Henry Schein, Inc.(Æ) 2,208 130
Hill-Rom Holdings, Inc. 2,362 197
Hologic , Inc.(Æ) 2,266 151
Humana, Inc. 425 176

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ICU Medical, Inc.(Æ) 1,174 215
IDEXX Laboratories, Inc.(Æ) 459 180
Illumina, Inc.(Æ) 16,122 4,982
Incyte Corp.(Æ) 5,060 454
Insulet Corp.(Æ) 433 102
Integra LifeSciences Holdings Corp.(Æ) 3,940 186
Intuitive Surgical, Inc.(Æ) 10,376 7,361
IQVIA Holdings, Inc.(Æ) 46,327 7,302
Jazz Pharmaceuticals PLC(Æ) 11,338 1,617
Johnson & Johnson 32,704 4,868
Laboratory Corp. of America Holdings(Æ) 2,367 446
Masimo Corp.(Æ) 1,953 461
MEDNAX, Inc.(Æ) 9,580 156
Medtronic PLC 25,309 2,630
Moderna , Inc.(Æ) 3,263 231
Mylan NV(Æ) 52,279 775
Neurocrine Biosciences, Inc.(Æ) 831 80
Penumbra, Inc.(Æ) 1,072 208
Pfizer, Inc. 79,383 2,913
Quest Diagnostics, Inc. 3,476 398
Regeneron Pharmaceuticals, Inc.(Æ) 844 472
ResMed , Inc. 3,433 589
Sage Therapeutics, Inc.(Æ) 2,682 164
Seagen , Inc.(Æ) 1,169 229
STERIS PLC 2,814 496
Stryker Corp. 3,089 644
Teleflex, Inc. 758 258
Thermo Fisher Scientific, Inc. 2,717 1,200
United Therapeutics Corp.(Æ) 2,788 282
UnitedHealth Group, Inc. 6,572 2,049
Universal Health Services, Inc. Class B 3,794 406
Varian Medical Systems, Inc.(Æ) 2,969 511
Veeva Systems, Inc. Class A(Æ) 1,545 434
Vertex Pharmaceuticals, Inc.(Æ) 2,854 777
West Pharmaceutical Services, Inc. 2,655 730
Zimmer Biomet Holdings, Inc. 12,660 1,724
Zoetis, Inc. Class A 5,319 880
73,224
Materials and Processing - 4.2%
Air Products & Chemicals, Inc. 144 43
Alcoa Corp.(Æ) 39,860 464
Ball Corp. 68,060 5,658
Carrier Global Corp. 7,844 240
Copart , Inc.(Æ) 1,742 183
Crown Holdings, Inc.(Æ) 31,816 2,445
DowDuPont , Inc. 36,451 2,022
Eastman Chemical Co. 18,501 1,445
Ecolab, Inc. 87 17
Fastenal Co. 4,175 188
Freeport-McMoRan, Inc. 80,236 1,255
Huntsman Corp. 91,018 2,022
Lennox International, Inc. 546 149
Linde PLC(Æ) 1,593 379
LyondellBasell Industries NV Class A 2,417 170
Newmont Corp. 49,627 3,149
Owens Corning 4,178 287
Reliance Steel & Aluminum Co. 434 44
Steel Dynamics, Inc. 63 2
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 4,862 590
20,752
Producer Durables - 6.3%
3M Co. 2,193 351
Accenture PLC Class A 4,196 948
AECOM(Æ) 6,434 269
Ametek , Inc. 5,005 497
Aptiv PLC 1,648 151
Automatic Data Processing, Inc. 3,807 531
Boeing Co. (The) 1,463 242
Booz Allen Hamilton Holding Corp. Class A 3,149 261
Carlisle Cos., Inc. 3,137 384
CH Robinson Worldwide, Inc.(Ñ) 3,238 331
Chart Industries, Inc.(Æ) 20,498 1,441
Cintas Corp. 1,104 367
CoStar Group, Inc.(Æ) 672 570
CSX Corp. 3,078 239
Cummins, Inc. 3,179 671
Danaher Corp. 4,739 1,021
Deere & Co. 930 206
Delta Air Lines, Inc. 8,188 250
Eaton Corp. PLC 8,954 914
Emerson Electric Co. 3,665 240
Expeditors International of Washington, Inc. 1,184 107
FedEx Corp. 2,422 609
Flir Systems, Inc. 4,588 164
General Dynamics Corp. 1,440 199
HD Supply Holdings, Inc.(Æ) 5,959 246
HEICO Corp. 1,206 126
Honeywell International, Inc. 5,092 838
Huntington Ingalls Industries, Inc. 597 84
IDEX Corp. 2,079 379
IHS Markit , Ltd.(Æ) 3,232 254
Illinois Tool Works, Inc. 1,625 314
Johnson Controls International PLC(Æ) 18,229 745
Kansas City Southern 1,960 354
Keysight Technologies, Inc.(Æ) 918 91
L3Harris Technologies, Inc. 3,321 564
Lockheed Martin Corp. 1,215 466
Middleby Corp.(Æ) 1,748 157
Northrop Grumman Corp. 932 294
Old Dominion Freight Line, Inc. 548 99
Otis Worldwide Corp. 3,922 245
PACCAR, Inc. 9,069 773
Paychex, Inc. 8,520 680
Quanta Services, Inc. 6,202 328
Raytheon Co.(Æ) 14,929 859
Republic Services, Inc. Class A 3,229 301
Roper Technologies, Inc. 954 377
S&P Global, Inc. 188 68
Snap-on, Inc. 1,486 219
Southwest Airlines Co. 7,581 284
Stanley Black & Decker, Inc. 719 117
Textron, Inc. 15,416 556
Toro Co. (The) 2,847 239
TreeHouse Foods, Inc.(Æ) 28,007 1,136
Union Pacific Corp. 2,511 494
United Airlines Holdings, Inc.(Æ) 2,219 77
United Parcel Service, Inc. Class B 2,401 400

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
United Rentals, Inc.(Æ) 1,238 216
Verisk Analytics, Inc. Class A 2,323 430
Waste Management, Inc. 61,748 6,989
Waters Corp.(Æ) 790 155
Westinghouse Air Brake Technologies Corp. 1,530 95
Xerox Holdings Corp. 13,408 252
XPO Logistics, Inc.(Æ) 1,342 114
31,378
Technology - 29.7%
Activision Blizzard, Inc. 2,116 171
Adobe, Inc.(Æ) 12,576 6,168
Akamai Technologies, Inc.(Æ) 1,356 150
Allegion PLC 1,360 135
Alphabet, Inc. Class A(Æ) 7,006 10,268
Alphabet, Inc. Class C(Æ) 894 1,314
Amdocs, Ltd. 7,218 414
Amphenol Corp. Class A 6,538 708
Ansys , Inc.(Æ) 640 209
Apple, Inc. 107,104 12,404
Applied Materials, Inc. 6,816 405
Arista Networks, Inc.(Æ) 7,936 1,642
Arrow Electronics, Inc.(Æ) 5,107 402
Autodesk, Inc.(Æ) 26,549 6,133
Black Knight, Inc.(Æ) 2,660 232
Booking Holdings, Inc.(Æ) 95 163
Broadcom, Inc. 1,205 439
CACI International, Inc. Class A(Æ) 356 76
Cadence Design Systems, Inc.(Æ) 3,050 325
CDW Corp. 2,415 289
Cisco Systems, Inc. 27,779 1,094
Citrix Systems, Inc. 3,203 441
Cognizant Technology Solutions Corp. Class
A 17,450 1,211
Corning, Inc. 7,541 244
Corteva , Inc. Class W 67,253 1,938
Coupa Software, Inc.(Æ) 20,526 5,629
Dell Technologies, Inc. Class C(Æ) 7,292 494
Dolby Laboratories, Inc. Class A 5,543 367
DXC Technology Co. 3,665 65
Electronic Arts, Inc.(Æ) 923 120
F5 Networks, Inc.(Æ) 2,416 297
Facebook, Inc. Class A(Æ) 18,586 4,868
Fortinet, Inc.(Æ) 1,247 147
Genpact , Ltd. 10,959 427
Grubhub , Inc.(Æ) 2,448 177
Hewlett Packard Enterprise Co. Class H 33,432 313
HP, Inc.(Æ) 25,392 482
Intel Corp. 33,455 1,732
Intuit, Inc. 1,727 563
IPG Photonics Corp.(Æ) 4,830 821
Jabil Circuit, Inc. 7,666 263
Juniper Networks, Inc. 20,695 445
Lam Research Corp. 1,205 400
Leidos Holdings, Inc. 3,168 282
Marvell Technology Group, Ltd. 40,176 1,595
Match Group, Inc.(Æ) 62,547 6,921
Micron Technology, Inc.(Æ) 41,725 1,959
Microsoft Corp. 129,286 27,192
Motorola Solutions, Inc. 1,828 287
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NCR Corp.(Æ) 9,340 207
NVIDIA Corp. 3,156 1,708
ON Semiconductor Corp.(Æ) 10,724 233
Oracle Corp. 9,291 555
Paycom Software, Inc.(Æ) 20,424 6,358
Pure Storage, Inc. Class A(Æ) 18,569 286
Salesforce.com, Inc.(Æ) 4,323 1,086
ServiceNow , Inc.(Æ) 19,083 9,255
Skyworks Solutions, Inc. 1,179 172
SYNNEX Corp. 2,413 338
Synopsys, Inc.(Æ) 3,910 837
Take-Two Interactive Software, Inc.(Æ) 2,156 356
Teradyne, Inc. 5,072 403
Texas Instruments, Inc. 5,899 842
Twilio , Inc. Class A(Æ) 34,635 8,558
Tyler Technologies, Inc.(Æ) 267 93
Uber Technologies, Inc.(Æ) 257,730 9,402
VMware, Inc. Class A(Æ)(Ñ) 1,967 283
Western Digital Corp. 4,003 146
Wix.com, Ltd.(Æ) 14,798 3,771
Workday, Inc. Class A(Æ) 542 117
Zynga, Inc. Class A(Æ) 38,500 351
148,178
Utilities - 3.4%
American Electric Power Co., Inc. 1,296 106
AT&T, Inc. 125,381 3,575
Avangrid , Inc. 4,903 247
CenterPoint Energy, Inc. 10,109 196
Consolidated Edison, Inc. 4,123 321
Dominion Energy, Inc. 1,134 90
DTE Energy Co. 1,968 226
Duke Energy Corp. 6,335 561
Evergy , Inc. 5,903 300
Eversource Energy(Æ) 3,433 287
Exelon Corp. 11,311 404
FirstEnergy Corp. 56,809 1,631
International Business Machines Corp. 4,227 514
National Fuel Gas Co. 2,504 102
NextEra Energy, Inc. 1,715 476
PG&E Corp.(Æ) 11,180 105
Pinnacle West Capital Corp. 1,968 147
PPL Corp. 67,949 1,849
Sempra Energy 1,950 231
Southern Co. (The) 4,650 252
T-Mobile US, Inc.(Æ) 2,129 243
UGI Corp. 23,372 771
Verizon Communications, Inc. 65,258 3,882
Vistra Corp. 4,895 92
WEC Energy Group, Inc.(Æ) 5,587 541
17,149
Total Common Stocks
(cost $378,650) 486,914
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co.( Æ)
2021  Rights 5,115 12
Total Warrants and Rights
(cost $11) 12

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 2.3%
U.S. Cash Management Fund(@) 11,689,212
(∞)
11,687
Total Short-Term Investments
(cost $11,688) 11,687
Other Securities - 0.5%
U.S. Cash Collateral Fund(@)(×) 2,447,375
(∞)
2,447
Total Other Securities
(cost $2,447) 2,447
Total Investments - 100.5%
(identified cost $392,796) 501,060
Other Assets and Liabilities, Net
- (0.5)%
(2,573)
Net Assets - 100.0%
498,487

Russell Investment Funds
U.S. Strategic Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 9 USD 1,508 12/20
(9)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(9)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 87,065 $ — $ —
$ —
$ 87,065
Consumer Staples 19,392 — —
—
19,392
Energy 5,360 — —
—
5,360
Financial Services 84,416 — —
—
84,416
Health Care 73,224 — —
—
73,224
Materials and Processing 20,752 — —
—
20,752
Producer Durables 31,378 — —
—
31,378
Technology 148,178 — —
—
148,178
Utilities 17,149 — —
—
17,149
Warrants and Rights 12 — —
—
12
Short-Term Investments — — —
11,687
11,687
Other Securities — — —
2,447
2,447
Total Investments 486,926 — — 14,134 501,060
Other Financial Instruments
Liabilities
Futures Contracts (9) — — — (9)
Total Other Financial Instruments
*
$ (9) $ — $ — $ — $ (9)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 99.6%
Consumer Discretionary - 13.3%
Aaron's, Inc. Class A 3,587 203
Adtalem Global Education, Inc.(Æ) 3,515 86
American Axle & Manufacturing Holdings,
Inc.(Æ) 43,298 250
American Outdoor Brands, Inc.(Æ) 1,138 15
American Public Education, Inc.(Æ) 7,586 214
America's Car-Mart, Inc.(Æ) 7,430 631
Aspen Group, Inc.(Æ) 4,078 46
B. Riley Financial, Inc. 33,819 848
Beazer Homes USA, Inc.(Æ) 1,405 19
Bed Bath & Beyond, Inc.(Ñ) 12,865 193
Big Lots, Inc. 3,369 150
BJ's Restaurants, Inc. 27,505 810
BJ's Wholesale Club Holdings, Inc.(Æ) 1,784 74
Bloomin ' Brands, Inc. 7,500 115
BMC Stock Holdings, Inc.(Æ) 6,181 265
Boot Barn Holdings, Inc.(Æ)(Ñ) 14,272 402
Brinker International, Inc.(Û) 8,049 343
Cable One, Inc.(Ð)(Û) 187 353
Caesars Entertainment, Inc.(Æ) 3,223 181
Caleres , Inc. 63,311 605
Camping World Holdings, Inc. Class A 684 20
Canada Goose Holdings, Inc.(Æ)(Ñ) 5,108 164
Cardlytics, Inc.(Æ) 1,772 125
Carrols Restaurant Group, Inc.(Æ) 34,087 220
Cato Corp. (The) Class A 8,044 63
Cavco Industries, Inc.(Æ) 2,493 450
Celestica, Inc.(Æ) 12,552 87
Central European Media Enterprises, Ltd.
Class A(Æ) 37,760 158
Central Garden & Pet Co. Class A(Æ)(Û) 1,591 57
Century Communities, Inc.(Æ) 3,042 129
Cheesecake Factory, Inc. (The)(Ñ) 2,801 78
Chuy's Holdings, Inc.(Æ) 6,101 119
Cinemark Holdings, Inc. 9,416 94
Cooper Tire & Rubber Co. 4,486 142
Cooper-Standard Holdings, Inc.(Æ)(Û) 6,319 83
Cracker Barrel Old Country Store, Inc. 681 78
Dana Holding Corp. 22,011 271
Deckers Outdoor Corp.(Æ) 610 134
Del Taco Restaurants, Inc.(Æ) 35,612 292
Delta Apparel, Inc.(Æ) 14,382 205
Denny's Corp.(Æ) 37,263 373
Dillard's, Inc. Class A(Ñ) 2,541 93
Dine Brands Global, Inc.(Ð) 988 54
El Pollo Loco Holdings, Inc.(Æ) 11,013 178
Entercom Communications Corp. Class A 73,089 118
Eros STX Global Corp.(Æ)(Ñ) 35,990 80
EW Scripps Co. (The) Class A 27,686 317
First Cash Financial Services, Inc. 1,207 69
Five Below, Inc.(Æ) 442 56
Floor & Decor Holdings, Inc. Class A(Æ) 919 69
Fossil Group, Inc.(Æ)(Ð) 6,576 38
Foundation Building Materials, Inc.(Æ) 2,423 38
Full House Resorts, Inc.(Æ) 51,201 99
Funko , Inc. Class A(Æ)(Ñ) 11,843 69
GameStop Corp. Class A(Æ)(Ñ) 17,743 181
GAN, Ltd.(Æ) 5,337 90
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Genesco, Inc.(Æ) 14,533 313
G-III Apparel Group, Ltd.(Æ) 3,723 49
Golden Entertainment, Inc.(Æ) 21,428 296
Goodyear Tire & Rubber Co. (The) 22,142 170
GoPro, Inc. Class A(Æ) 16,101 73
Gray Television, Inc.(Æ) 15,690 216
H&R Block, Inc.(Ð) 13,964 227
Hamilton Beach Brands Holding Co. Class A 16,085 313
Haverty Furniture Cos., Inc.(Û) 1,724 36
HealthStream , Inc.(Æ)(Û) 1,560 31
Hibbett Sports, Inc.(Æ) 1,437 56
Hillenbrand, Inc. 2,627 75
Houghton Mifflin Harcourt Co.(Æ)(Ð) 7,039 12
iHeartMedia , Inc. Class A(Æ)(Ñ) 17,903 145
International Game Technology PLC 12,742 142
IntriCon Corp.(Æ)(Ñ) 11,556 141
Jack in the Box, Inc.(Û) 3,972 315
K12, Inc.(Æ) 7,140 188
KB Home 3,448 132
Kontoor Brands, Inc. 18,768 454
La-Z-Boy, Inc. Class Z 3,844 122
Lindblad Expeditions Holdings, Inc.(Æ) 10,111 86
Lithia Motors, Inc. Class A 989 225
Lovesac Co. (The)(Æ) 3,011 83
Lumber Liquidators Holdings, Inc.(Æ) 1,828 40
Macy's, Inc.(Ñ) 18,040 103
Madison Square Garden Entertainment Corp.
(Æ) 5,973 409
Madison Square Garden Sports Corp. Class
A(Æ) 2,579 388
Marchex , Inc. Class B(Æ) 4,000 8
Marriott Vacations Worldwide Corp. 1,769 161
Matthews International Corp. Class A 18,195 407
Meritage Homes Corp.(Æ) 1,952 215
Meritor, Inc.(Æ)(Ð) 4,471 94
Motorcar Parts of America, Inc.(Æ) 6,361 99
Movado Group, Inc. 1,676 17
Murphy USA, Inc.(Æ) 770 99
National CineMedia , Inc. 30,679 83
Nautilus, Inc.(Æ) 2,625 45
Nexstar Media Group, Inc. Class A 1,864 168
OneWater Marine, Inc. Class A(Æ) 5,039 103
Papa John's International, Inc. 846 70
Perdoceo Education Corp.(Æ) 4,975 61
PetIQ , Inc.(Æ)(Ñ) 16,249 535
Planet Fitness, Inc. Class A(Æ) 1,747 108
Quotient Technology, Inc.(Æ) 7,566 56
Qurate Retail, Inc. Class A 49,449 355
Red Robin Gourmet Burgers, Inc.(Æ) 1,810 24
Regis Corp.(Æ) 11,589 71
Rent-A-Center, Inc. Class A 3,634 109
REV Group, Inc. 3,200 25
Revlon, Inc. Class A(Æ) 800 5
Revolve Group, Inc.(Æ)(Ñ) 5,033 83
Sally Beauty Holdings, Inc.(Æ)(Ñ) 7,755 67
Scholastic Corp. 5,060 106
Scientific Games Corp. Class A(Æ) 9,144 319
SeaWorld Entertainment, Inc.(Æ) 6,031 119
Sinclair Broadcast Group, Inc. Class A 5,797 111
Skyline Champion Corp.(Æ) 21,952 588

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SMART Global Holdings, Inc.(Æ)(Ñ) 21,199 580
Sonic Automotive, Inc. Class A 3,122 125
Sportsman's Warehouse Holdings, Inc.(Æ) 6,565 94
Stamps.com, Inc.(Æ) 742 179
Steven Madden, Ltd. 2,762 54
Taylor Morrison Home Corp. Class A(Æ) 8,671 213
Tenneco, Inc. Class A(Æ)(Ð) 5,511 38
Texas Roadhouse, Inc. Class A 9,745 592
Tilly's, Inc. Class A 32,427 196
Travelzoo , Inc.(Æ)(Û) 7,043 45
Tribune Publishing Co.(Æ) 1,300 15
Tupperware Brands Corp.(Æ) 2,810 57
Twin River Worldwide Holdings, Inc. 1,552 41
Universal Electronics, Inc.(Æ) 1,030 39
Universal Technical Institute, Inc.(Æ) 2,523 13
Vera Bradley, Inc.(Æ) 1,499 9
Viad Corp.(Ð) 1,650 34
Vista Outdoor, Inc.(Æ) 6,330 128
Visteon Corp.(Æ)(Ð) 2,560 177
Wingstop , Inc.(Û) 2,520 344
Winnebago Industries, Inc. 1,823 94
Wolverine World Wide, Inc. 34,266 885
WW International, Inc.(Æ) 7,067 133
Wyndham Hotels & Resorts, Inc.(Û) 18,729 946
ZAGG, Inc.(Æ)(Ð) 2,265 6
Zumiez , Inc.(Æ) 4,347 121
25,003
Consumer Staples - 2.9%
Alico , Inc. 2,807 80
Bunge, Ltd.(Û) 7,403 338
Coca-Cola Bottling Co. 381 92
Core-Mark Holding Co., Inc. 2,795 81
elf Beauty, Inc.(Æ) 52,027 956
Energizer Holdings, Inc.(Ñ) 6,438 252
Farmer Brothers Co.(Æ) 17,511 77
Fresh Del Monte Produce, Inc. 12,301 282
Grocery Outlet Holding Corp.(Æ) 13,320 524
Helen of Troy, Ltd.(Æ) 793 153
Herbalife Nutrition, Ltd.(Æ)(Û) 5,445 254
Laird Superfood, Inc.(Æ) 2,444 112
Lifevantage Corp.(Æ) 2,200 27
Medifast , Inc. 687 113
MGP Ingredients, Inc.(Ñ) 4,798 191
National Vision Holdings, Inc.(Æ) 2,413 92
Nomad Foods, Ltd.(Æ) 22,590 576
Performance Food Group Co.(Æ) 12,278 425
Post Holdings, Inc.(Æ) 1,156 99
Primo Water Corp. 9,003 128
Quanex Building Products Corp. 5,056 93
Sanderson Farms, Inc.(Ð) 1,250 147
Spectrum Brands Holdings, Inc. 1,732 99
United Natural Foods, Inc.(Æ) 5,159 77
USANA Health Sciences, Inc.(Æ) 2,154 159
5,427
Energy - 2.3%
Arch Coal, Inc.(Æ)(Û) 4,868 207
ChampionX Corp.(Æ) 41,718 333
Continental Resources, Inc.(Ð) 5,581 69
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Diamondback Energy, Inc. 6,386 192
Exterran Corp.(Æ) 1,428 6
FinTech Acquisition Corp. III Class A(Æ) 4,379 45
Green Brick Partners, Inc.(Æ) 62,782 1,011
Green Plains, Inc.(Æ) 5,658 88
Magnolia Oil & Gas Corp.(Æ) 43,077 223
Matrix Service Co.(Æ) 43,316 362
Nabors Industries, Inc. 559 14
National Energy Services Reunited Corp.(Æ) 58,281 372
Natural Gas Services Group, Inc.(Æ) 34,519 292
Newpark Resources, Inc.(Æ) 119,983 126
NOW, Inc.(Æ) 7,781 35
Oil States International, Inc.(Æ) 2,824 8
Par Pacific Holdings, Inc.(Æ) 7,000 47
PDC Energy, Inc.(Æ)(Ð) 1,805 22
Peabody Energy Corp. 6,212 14
ProPetro Holding Corp.(Æ) 7,904 32
REX American Resources Corp.(Æ) 772 51
Select Energy Services, Inc. Class A(Æ) 54,871 211
SunCoke Energy, Inc. 46,306 158
Targa Resources Corp. 12,363 173
TPI Composites, Inc.(Æ) 2,779 80
Warrior Met Coal, Inc. 5,951 102
World Fuel Services Corp.(Ð) 5,860 124
4,397
Financial Services - 21.3%
1st Source Corp. 2,273 70
Agree Realty Corp.(ö) 1,342 85
Ally Financial, Inc.(Ð) 1,497 38
Altabank Corp.(Æ) 1,150 23
Amalgamated Bank Class A 6,601 70
American Campus Communities, Inc.(Ð)(ö) 7,764 271
American Equity Investment Life Holding
Co. 9,904 218
American National Bankshares , Inc. 3,868 81
Ameris Bancorp 16,231 370
Amerisafe , Inc. 1,593 91
Argo Group International Holdings, Ltd. 2,788 96
Armada Hoffler Properties, Inc.(ö) 2,389 22
Assurant, Inc.(Ð) 169 21
Assured Guaranty, Ltd. 1,210 26
Atlantic Capital Bancshares, Inc.(Æ) 18,140 206
Atlantic Union Bankshares Corp.(Æ) 4,147 89
Axis Capital Holdings, Ltd. 10,405 458
Axos Financial, Inc.(Æ) 6,342 148
Banc of California, Inc. 45,152 457
BancFirst Corp.(Ð) 930 38
Bancorp, Inc. (The)(Æ) 4,312 37
BancorpSouth Bank 4,824 93
BankUnited , Inc. 4,325 95
Banner Corp. 8,194 264
Baycom Corp.(Æ) 1,200 12
Berkshire Hills Bancorp, Inc. 4,087 41
Blackstone Mortgage Trust, Inc. Class A(ö) 4,358 96
Blucora , Inc.(Æ) 20,455 193
Bridgewater Bancshares, Inc.(Æ) 1,200 11
Brighthouse Financial, Inc.(Æ)(Û) 9,526 256
Brightsphere Investment Group, Inc. 5,814 75
Brixmor Property Group, Inc.(ö) 18,560 217

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Business First Bancshares, Inc.(Û) 200 3
Byline Bancorp, Inc. 15,893 179
Cadence Bancorp 8,985 77
Camden Property Trust(Ð)(ö) 3,596 320
Cannae Holdings, Inc.(Æ) 13,197 492
Capital City Bank Group, Inc. 16,753 315
Capstar Financial Holdings, Inc. 26,154 257
Carter Bank & Trust 1,394 9
Cathay General Bancorp 4,027 87
CBTX, Inc. 1,597 26
Century Bancorp, Inc. Class A 3,462 228
CIT Group, Inc. 5,302 94
Civista Bancshares, Inc. 12,237 153
Coastal Financial Corp.(Æ) 559 7
Collectors Universe, Inc. 4,600 228
Columbia Banking System, Inc. 3,860 92
Community Bank System, Inc. 1,604 87
Community Bankers Trust Corp. 10,201 52
CoreCivic , Inc.(Æ) 20,428 163
CorEnergy Infrastructure Trust, Inc.(ö) 9,757 57
CorePoint Lodging, Inc.(ö) 5,023 27
Cowen Group, Inc. Class A 22,938 374
CTO Realty Growth, Inc. 6,244 276
Cullen/Frost Bankers, Inc.(Ð) 1,461 93
Cushman & Wakefield PLC(Æ) 5,511 58
CVB Financial Corp. 5,750 96
CyrusOne , Inc.(ö) 3,962 277
Deluxe Corp. 3,135 81
DiamondRock Hospitality Co.(ö) 19,050 97
Diversified Healthcare Trust(Æ) 15,605 55
Donegal Group, Inc. Class A 100 1
Eagle Bancorp, Inc. 6,228 167
Easterly Government Properties, Inc.(ö) 2,773 62
Ellington Financial, Inc.(ö) 9,444 116
Enova International, Inc.(Æ) 2,346 38
Equity Commonwealth(ö) 6,814 181
Equity LifeStyle Properties, Inc. Class A(ö) 2,687 165
Essent Group, Ltd. 12,930 479
Essential Properties Realty Trust, Inc.(ö) 3,652 67
Everi Holdings, Inc.(Æ) 51,102 422
EZCORP, Inc. Class A(Æ)(Ð) 5,022 25
Farmers & Merchants Bancorp, Inc. 3,743 75
Fathom Holdings, Inc.(Æ) 5,885 93
FB Financial Corp. 5,620 141
Federated Hermes, Inc. Class B 4,440 96
First BanCorp (Û) 9,132 192
First Community Bankshares , Inc. 3,920 71
First Financial Corp. 427 13
First Foundation, Inc. 38,489 503
First Horizon National Corp. 12,459 117
First Interstate BancSystem , Inc. Class A 8,207 261
First Midwest Bancorp, Inc. 5,754 62
Franchise Group, Inc.(Æ) 17,008 431
Front Yard Residential Corp. (ö) 7,786 68
Fulton Financial Corp. 7,734 72
Gaming and Leisure Properties, Inc.(ö)(Û) 32,739 1,210
Genworth Financial, Inc. Class A(Æ) 75,389 253
GEO Group, Inc. (The)(ö) 7,434 84
Getty Realty Corp.(ö) 7,832 204
Glacier Bancorp, Inc. 3,280 105
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Global Net Lease, Inc.(ö) 2,767 44
Great Western Bancorp, Inc. 3,455 43
Green Dot Corp. Class A(Æ)(Û) 10,372 525
Guaranty Bancshares, Inc.(Û) 460 11
Hallmark Financial Services, Inc.(Æ) 29,510 77
Hancock Holding Co. 4,324 81
Hanmi Financial Corp. 11,143 91
Hanover Insurance Group, Inc. (The) 2,639 246
HarborOne Bancorp, Inc. 17,795 144
HCI Group, Inc.(Ð) 1,210 60
Heartland Financial USA, Inc. 1,657 50
Helios Technologies, Inc.(Æ) 2,354 86
Heritage Financial Corp. 5,814 107
Heritage Insurance Holdings, Inc. 400 4
Hilltop Holdings, Inc. 5,038 104
Home Bancorp, Inc.(Û) 4,095 99
Home BancShares , Inc. 17,704 268
HomeStreet , Inc. 29,978 772
HomeTrust Bancshares, Inc.(Û) 750 10
Hope Bancorp, Inc. 8,861 67
Houlihan Lokey , Inc. Class A 6,158 364
I3 Verticals, Inc. Class A(Æ) 34,528 873
Independence Realty Trust, Inc.(Ñ)(ö) 41,415 480
Independent Bank Corp.(Û) 31,370 394
Independent Bank Group, Inc. 2,056 91
Industrial Logistics Properties Trust(ö) 10,398 227
Investors Bancorp, Inc. 10,393 75
Investors Real Estate Trust(ö) 5,364 350
iStar , Inc.(ö) 5,882 69
James River Group Holdings, Ltd.(Û) 5,558 247
JBG Smith Properties(ö) 974 26
JER Investment Trust, Inc.(Æ)(Š)(Þ) 1,771 —
Kearny Financial Corp. 58,662 423
Kemper Corp. 2,787 186
LCNB Corp. 5,558 76
LendingClub Corp.(Æ) 10,443 49
LendingTree , Inc.(Æ)(Ñ) 954 293
Lexington Realty Trust(ö) 9,300 97
Live Oak Bancshares, Inc.(Ð) 1,860 47
LPL Financial Holdings, Inc.(Û) 4,280 328
Macatawa Bank Corp. 8,632 56
Merchants Bancorp 5,275 104
Mercury General Corp.(Ð) 1,767 73
Meta Financial Group, Inc. 13,733 264
Metropolitan Bank Holding Corp.(Æ) 190 5
MGIC Investment Corp. 16,639 147
Moelis & Co. Class A 1,066 37
Mr. Cooper Group, Inc.(Æ) 12,247 273
National Bank Holdings Corp. Class A 17,482 459
National Bankshares , Inc. 3,026 77
National Health Investors, Inc.(ö) 1,385 83
NBT Bancorp, Inc. 2,833 76
New Senior Investment Group, Inc.(ö) 37,730 151
Newmark Group, Inc. Class A 3,414 15
NexPoint Residential Trust, Inc.(ö) 8,910 395
Nicolet Bankshares , Inc.(Æ) 274 15
NMI Holdings, Inc. Class A(Æ) 37,682 671
Northeast Bank 16,231 299
Northrim BanCorp , Inc. 400 10
Northwest Bancshares, Inc. 8,889 82

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ODP Corp. (The)(Æ)(Ð) 3,925 76
OFG Bancorp 3,834 48
Old National Bancorp 4,866 61
Old Second Bancorp, Inc. 32,997 247
Origin Bancorp, Inc. 740 16
PCSB Financial Corp. 38,288 462
Peapack Gladstone Financial Corp. 456 7
PennyMac Financial Services, Inc. 2,108 123
Peoples Bancorp, Inc. 8,847 169
Physicians Realty Trust(ö) 9,835 176
Piedmont Office Realty Trust, Inc. Class A(ö) 2,658 36
Plymouth Industrial REIT, Inc.(ö) 23,894 295
Popular, Inc.(Û) 15,786 572
Postal Realty Trust, Inc. Class A(ö) 32,185 487
Potlatch Corp.(ö) 20,871 880
Preferred Bank 1,161 37
Premier Financial Corp. 26,686 416
Primerica, Inc. 408 46
ProAssurance Corp. 4,676 73
Provident Financial Services, Inc. 5,500 67
PS Business Parks, Inc.(ö) 731 89
QCR Holdings, Inc. 1,020 28
QTS Realty Trust, Inc. Class A(Ñ)(ö) 1,581 100
Radian Group, Inc. 8,933 131
RE/MAX Holdings, Inc. Class A 5,752 188
Realogy Holdings Corp.(Æ) 57,289 541
Reinsurance Group of America, Inc. Class
A(Ð) 3,988 380
RenaissanceRe Holdings, Ltd.(Ð)(Û) 1,664 282
Renasant Corp. 7,905 180
Retail Value, Inc.(ö) 790 10
Riverview Bancorp, Inc. 11,278 47
RLJ Lodging Trust(ö) 12,872 111
RMR Group, Inc. (The) Class A 9,091 250
Sabra Health Care REIT, Inc.(ö) 8,461 117
Safety Insurance Group, Inc. 1,478 102
Seacoast Banking Corp. of Florida(Æ) 2,215 40
Selective Insurance Group, Inc. 1,830 94
ServisFirst Bancshares, Inc. 2,802 95
Shore Bancshares, Inc. 13,127 144
Silvercrest Asset Management Group, Inc.
Class A 20,558 215
Simmons First National Corp. Class A 4,873 77
SITE Centers Corp.(ö) 40,109 289
SL Green Realty Corp.(Ð)(ö) 2,550 118
SLM Corp.(Û) 29,222 236
SmartFinancial , Inc. 1,500 20
South State Corp. 8,185 394
Southern First Bancshares, Inc.(Æ) 2,164 52
Southern National Bancorp of Virginia, Inc. 5,716 50
SP Plus Corp.(Æ) 15,184 273
Spirit of Texas Bancshares, Inc. 756 8
Spirit Realty Capital, Inc.(ö) 5,468 185
STAG Industrial, Inc.(ö) 4,348 133
Stewart Information Services Corp.(Û) 8,944 391
Stifel Financial Corp. 3,007 152
Summit Hotel Properties, Inc.(Ð)(ö) 7,291 38
Sunstone Hotel Investors, Inc.(ö) 8,428 67
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 13,552 82
Terreno Realty Corp.(ö) 1,950 107
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Texas Capital Bancshares, Inc.(Æ) 9,635 300
Timberland Bancorp, Inc. 3,980 72
Tiptree Financial, Inc. Class A 37,691 187
TriCo Bancshares 3,480 85
TriState Capital Holdings, Inc.(Æ) 484 6
Triumph Bancorp, Inc.(Æ) 21,355 665
Trustmark Corp. 4,332 93
UMB Financial Corp. 2,293 112
UMH Properties, Inc.(ö) 47,053 637
United Bankshares , Inc. 4,497 97
United Community Banks, Inc. 4,852 82
United Fire Group, Inc. 200 4
United Insurance Holdings Corp.(Ð) 4,300 26
Universal Insurance Holdings, Inc.(Ð) 6,231 86
Valley National Bancorp 13,286 91
Velocity Financial, Inc.(Æ) 14,427 72
Veritex Holdings, Inc. 10,862 185
Virtu Financial, Inc. Class A 3,782 87
Voya Financial, Inc.(Û) 6,706 321
Waddell & Reed Financial, Inc. Class A(Ð) 19,300 287
Walker & Dunlop, Inc. 2,370 126
Washington Federal, Inc. 4,143 86
Washington Trust Bancorp, Inc. 11,046 339
Watford Holdings, Ltd.(Æ) 1,424 33
Webster Financial Corp. 10,317 272
Western Alliance Bancorp 4,204 133
WSFS Financial Corp. 3,481 94
Xenia Hotels & Resorts, Inc.(ö) 8,662 76
40,042
Health Care - 17.1%
Accuray , Inc.(Æ) 89,562 215
AdaptHealth Corp.(Æ) 15,180 331
Adverum Biotechnologies, Inc.(Æ) 9,072 94
Aeglea BioTherapeutics , Inc.(Æ) 1,786 13
Aerie Pharmaceuticals, Inc.(Æ)(Ð) 2,657 31
Akebia Therapeutics, Inc.(Æ)(Ð) 7,843 20
Akero Therapeutics, Inc.(Æ) 729 22
Aldeyra Therapeutics, Inc.(Æ) 3,000 22
Alector , Inc.(Æ) 5,236 55
Alkermes PLC(Æ) 12,989 215
Allakos , Inc.(Æ)(Ñ) 1,905 155
Allogene Therapeutics, Inc.(Æ) 2,502 94
Allscripts Healthcare Solutions, Inc.(Æ) 23,400 190
Alphatec Holdings, Inc.(Æ) 48,183 320
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 9,500 89
Amicus Therapeutics, Inc.(Æ) 15,854 224
Amneal Pharmaceuticals, Inc.(Æ)(Ð) 3,649 14
Anavex Life Sciences Corp.(Æ)(Ñ) 25,211 115
AngioDynamics , Inc.(Æ) 2,436 29
ANI Pharmaceuticals, Inc.(Æ) 16,066 453
Anika Therapeutics, Inc.(Æ) 9,429 334
Apellis Pharmaceuticals, Inc.(Æ) 3,752 113
Applied Genetic Technologies Corp.(Æ)(Ð) 3,589 17
Aptinyx , Inc.(Æ) 2,500 8
Arrowhead Pharmaceuticals, Inc.(Æ) 4,483 193
Assertio Holdings, Inc.(Æ) 15,227 10
Atara Biotherapeutics , Inc.(Æ)(Ð) 1,214 16
Athenex , Inc.(Æ)(Ð) 3,561 43
Athersys , Inc.(Æ)(Ñ) 73,727 144

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Avid Bioservices , Inc.(Æ) 43,310 330
Beyondspring , Inc.(Æ) 1,472 20
BioDelivery Sciences International, Inc.(Æ) 36,192 135
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ) 5,216 339
BioLife Solutions, Inc.(Æ) 67,553 1,956
Biomerica , Inc.(Æ)(Ñ) 7,090 49
BioSpecifics Technologies Corp.(Æ) 5,581 295
BioTelemetry , Inc.(Æ) 14,514 662
Bluebird Bio, Inc.(Æ)(Ð) 3,407 184
Blueprint Medicines Corp.(Æ) 3,243 301
BridgeBio Pharma, Inc.(Æ) 3,807 143
Cara Therapeutics, Inc.(Æ)(Ð) 3,291 42
Cardiovascular Systems, Inc.(Æ) 2,214 87
Castlight Health, Inc. Class B(Æ) 12,722 14
Cellular Biomedicine Group, Inc.(Æ) 6,234 114
ChemoCentryx , Inc.(Æ) 2,169 119
Chiasma, Inc.(Æ) 3,331 14
Chimerix , Inc.(Æ)(Ð) 2,316 6
Coherus Biosciences, Inc.(Æ)(Ð) 4,063 75
Computer Programs & Systems, Inc. 3,050 84
Concert Pharmaceuticals, Inc.(Æ)(Ð) 3,200 31
CONMED Corp. 4,768 375
Constellation Pharmaceuticals, Inc.(Æ) 5,310 108
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 20,661 37
Corcept Therapeutics, Inc.(Æ)(Ð) 6,753 118
CorVel Corp.(Æ) 4,811 411
Cross Country Healthcare, Inc.(Æ) 2,100 14
CryoLife , Inc.(Æ) 6,185 114
Cutera , Inc.(Æ) 1,757 33
Cyclerion Therapeutics, Inc.(Æ) 2,800 17
Cytokinetics, Inc.(Æ) 8,853 192
CytomX Therapeutics, Inc.(Æ) 29,527 196
Deciphera Pharmaceuticals, Inc.(Æ) 3,107 159
Denali Therapeutics, Inc.(Æ) 6,020 216
Dicerna Pharmaceuticals, Inc.(Æ) 6,088 110
Eagle Pharmaceuticals, Inc.(Æ) 3,408 145
Editas Medicine, Inc.(Æ) 6,856 193
Eidos Therapeutics, Inc.(Æ)(Ñ) 2,765 140
Eiger BioPharmaceuticals , Inc.(Æ)(Ð) 1,894 15
Enanta Pharmaceuticals, Inc.(Æ) 5,326 244
Endo International PLC(Æ)(Ð) 14,461 48
Ensign Group, Inc. (The) 9,804 559
Epizyme , Inc.(Æ) 5,975 71
Esperion Therapeutics, Inc.(Æ)(Ñ) 3,558 132
Fate Therapeutics, Inc.(Æ) 5,615 224
Fennec Pharmaceuticals, Inc.(Æ)(Ñ) 13,250 80
FibroGen , Inc.(Æ) 8,481 349
Fluidigm Corp.(Æ) 4,891 36
Frequency Therapeutics, Inc.(Æ)(Ñ) 7,424 143
Fulgent Genetics, Inc.(Æ)(Ñ) 33,499 1,341
GenMark Diagnostics, Inc.(Æ) 7,228 103
Gossamer Bio, Inc.(Æ)(Ð) 3,485 43
Gritstone Oncology, Inc.(Æ) 17,846 47
Halozyme Therapeutics, Inc.(Æ) 9,580 252
Hanger, Inc.(Æ)(Ð) 1,186 19
Heron Therapeutics, Inc.(Æ)(Ñ) 8,669 128
Heska Corp.(Æ)(Ñ) 8,995 889
Homology Medicines, Inc.(Æ) 3,091 33
iCAD , Inc.(Æ) 6,141 54
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ICU Medical, Inc.(Æ) 1,680 307
ImmunoGen , Inc.(Æ) 6,012 22
Infinity Pharmaceuticals, Inc.(Æ) 1,300 2
Insmed , Inc.(Æ) 5,400 174
Integer Holdings Corp.(Æ) 3,433 203
Intercept Pharmaceuticals, Inc.(Æ) 3,417 142
Intersect ENT, Inc.(Æ) 2,173 35
Invacare Corp. 33,407 251
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 2,916 138
iRadimed Corp.(Æ) 30,803 659
Jazz Pharmaceuticals PLC(Æ)(Ð) 1,180 168
KalVista Pharmaceuticals, Inc.(Æ) 7,577 95
Lannett Co., Inc.(Æ)(Ð) 4,267 26
Lantheus Holdings, Inc.(Æ)(Ð) 560 7
LeMaitre Vascular, Inc. 26,194 852
LHC Group, Inc.(Æ) 2,243 477
LivaNova PLC(Æ) 3,423 155
MacroGenics , Inc.(Æ) 6,711 169
Magellan Health, Inc.(Æ) 2,240 170
Medpace Holdings, Inc.(Æ) 4,826 539
Merit Medical Systems, Inc.(Æ) 2,847 124
Minerva Neurosciences, Inc.(Æ) 7,712 25
Mirati Therapeutics, Inc.(Æ) 1,846 307
Molina Healthcare, Inc.(Æ)(Û) 2,078 380
Mustang Bio, Inc.(Æ) 1,748 6
MyoKardia , Inc.(Æ) 354 48
Myriad Genetics, Inc.(Æ) 14,628 191
NantKwest , Inc.(Æ)(Ñ) 13,364 93
Natera , Inc.(Æ) 3,519 254
Natus Medical, Inc.(Æ) 2,245 38
Nektar Therapeutics(Æ)(Ð) 1,704 28
Neogen Corp.(Æ) 4,884 382
NeoGenomics , Inc.(Æ) 15,453 570
NextGen Healthcare, Inc.(Æ) 5,804 74
NGM Biopharmaceuticals, Inc.(Æ) 1,644 26
Novavax , Inc.(Æ)(Ñ) 3,442 373
Novocure , Ltd.(Æ)(Ð) 839 93
Odonate Therapeutics, Inc.(Æ) 1,024 14
Option Care Health, Inc.(Æ) 15,023 201
Orthofix Medical, Inc.(Æ) 2,580 80
Owens & Minor, Inc. 4,799 121
Oxford Immunotec Global PLC(Æ) 10,692 125
PDL BioPharma , Inc.(Æ) 43,190 136
Pennant Group, Inc. (The)(Æ) 14,837 572
PRA Health Sciences, Inc.(Æ) 2,078 211
Prestige Brands Holdings, Inc.(Æ) 9,016 328
Progenics Pharmaceuticals, Inc.(Æ)(Ð)(Š) 1,808 —
Prothena Corp. PLC(Æ)(Ð) 3,700 37
Providence Service Corp. (The)(Æ) 1,838 171
PTC Therapeutics, Inc.(Æ) 4,544 212
R1 RCM, Inc.(Æ) 4,971 85
Radius Health, Inc.(Æ)(Ð) 5,394 61
RadNet , Inc.(Æ) 34,981 537
Recro Pharma, Inc.(Æ)(Ð) 1,954 4
Repligen Corp.(Æ) 4,400 649
Retrophin , Inc.(Æ)(Ð) 5,403 100
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 13,951 33
Rubius Therapeutics, Inc.(Æ) 1,700 9
Sage Therapeutics, Inc.(Æ)(Ð) 1,435 88
Sangamo BioSciences , Inc.(Æ) 13,346 126

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Scholar Rock Holding Corp.(Æ)(Ð) 1,475 26
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 6,234 25
Spero Therapeutics, Inc.(Æ)(Ð) 278 3
Stemline Therapeutics, Inc.(Æ)(Ñ)(Š) 14,060 5
Strongbridge Biopharma PLC(Æ)(Ð) 2,700 6
Supernus Pharmaceuticals, Inc.(Æ) 3,628 76
Surmodics , Inc.(Æ) 550 21
Sutro Biopharma, Inc.(Æ)(Ð) 1,000 10
Syndax Pharmaceuticals, Inc.(Æ) 8,777 130
Syneos Health, Inc. Class A(Æ) 1,584 84
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 19,198 783
Tactile Systems Technology, Inc.(Æ)(Ñ) 12,034 440
Tenet Healthcare Corp.(Æ) 6,777 166
TG Therapeutics, Inc.(Æ) 9,653 258
Theravance Biopharma, Inc.(Æ)(Ð) 4,805 71
Tricida , Inc.(Æ) 1,519 14
Turning Point Therapeutics, Inc.(Æ) 2,227 195
Twist Bioscience Corp.(Æ) 3,118 237
Ultragenyx Pharmaceutical, Inc.(Æ) 2,787 229
United Therapeutics Corp.(Æ)(Û) 2,881 291
UNITY Biotechnology, Inc.(Æ) 3,300 11
Utah Medical Products, Inc. 11,733 937
Vanda Pharmaceuticals, Inc.(Æ) 5,040 49
Varex Imaging Corp.(Æ)(Ð) 4,365 56
Veracyte , Inc.(Æ) 4,906 159
Vir Biotechnology, Inc.(Æ) 3,354 115
VYNE Therapeutics, Inc.(Æ)(Ð) 1,770 3
WaVe Life Sciences, Ltd.(Æ) 1,914 16
XBiotech , Inc.(Æ)(Ñ) 8,118 155
Xencor , Inc.(Æ) 3,816 148
Zogenix , Inc.(Æ) 748 13
32,202
Materials and Processing - 8.6%
AdvanSix , Inc.(Æ) 18,848 243
Alcoa Corp.(Æ) 13,579 158
Allegheny Technologies, Inc.(Æ) 7,841 68
American Woodmark Corp.(Æ) 1,783 140
Apogee Enterprises, Inc. 3,813 81
Arconic Corp.(Æ) 33,497 638
Ashland Global Holdings, Inc. 4,179 296
Aspen Aerogels, Inc.(Æ) 20,991 230
Atkore International Group, Inc.(Æ) 3,751 85
Avient Corp.(Æ) 4,526 120
Axalta Coating Systems, Ltd.(Æ) 2,928 65
Balchem Corp. 1,809 177
Beacon Roofing Supply, Inc.(Æ) 7,430 231
Boise Cascade Co. 3,870 154
Builders FirstSource , Inc.(Æ) 4,714 154
Cabot Corp. 3,528 127
Caesarstone , Ltd. 12,818 126
Carpenter Technology Corp. 3,962 72
CF Industries Holdings, Inc. 5,794 178
Chemours Co. (The) 4,530 95
Clearwater Paper Corp.(Æ) 10,019 380
Cleveland-Cliffs, Inc.(Æ)(Ñ) 11,106 71
Comfort Systems USA, Inc. 7,449 384
Commercial Metals Co. 7,730 154
Culp, Inc. 29,344 364
Eagle Materials, Inc. 8,093 699
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Element Solutions, Inc.(Æ) 89,652 942
Enerpac Tool Group Corp. 4,164 78
Hecla Mining Co. 17,008 86
Huntsman Corp.(Û) 13,710 305
Ingevity Corp.(Æ) 9,686 479
Innospec , Inc. 1,670 106
Installed Building Products, Inc.(Æ) 1,155 118
Insteel Industries, Inc. 10,349 194
Interface, Inc. Class A 6,911 42
KAR Auction Services, Inc. 12,176 175
Koppers Holdings, Inc.(Æ) 21,446 448
Kraton Corp.(Æ)(Ð) 2,300 41
Kronos Worldwide, Inc. 23,503 302
Landec Corp.(Æ) 47,329 460
LB Foster Co. Class A(Æ) 400 5
LiqTech International, Inc.(Æ)(Ñ) 89,913 760
Louisiana-Pacific Corp.(Û) 15,537 459
Masonite International Corp.(Æ)(Û) 2,940 289
Mosaic Co. (The) 12,478 228
MRC Global, Inc.(Æ) 10,134 43
Mueller Industries, Inc. 5,379 146
Novagold Resources, Inc.(Æ) 4,401 52
O-I Glass, Inc. Class I 27,757 294
Olympic Steel, Inc. 824 9
Omega Flex, Inc.(Ñ) 5,180 811
Orion Engineered Carbons SA 9,727 121
Patrick Industries, Inc. 2,239 129
Quaker Chemical Corp.(Ñ) 1,789 322
RBC Bearings, Inc.(Æ) 950 115
Resideo Technologies, Inc.(Æ) 3,246 36
Ryerson Holding Corp.(Æ) 1,710 10
Schnitzer Steel Industries, Inc. Class A 5,300 102
Schweitzer-Mauduit International, Inc. 12,769 388
SiteOne Landscape Supply, Inc.(Æ) 2,696 329
SSR Mining, Inc.(Æ) 2,443 46
Stepan Co.(Ð)(Û) 2,300 251
TimkenSteel Corp.(Æ) 27,259 97
Trinseo SA 3,220 83
Tronox Holdings PLC Class A 46,790 368
UFP Industries, Inc.(Æ) 2,434 138
Unifi, Inc.(Æ)(Ð) 2,844 37
United States Steel Corp. 7,708 57
Universal Stainless & Alloy Products, Inc.(Æ) 25,145 138
Valvoline, Inc. 44,471 847
Venator Materials PLC(Æ) 24,023 46
Veritiv Corp.(Æ) 900 11
Verso Corp. Class A 900 7
Worthington Industries, Inc. 3,164 129
WR Grace & Co. 2,367 95
16,264
Producer Durables - 14.2%
Adient PLC(Æ)(Ð) 7,363 128
Aerojet Rocketdyne Holdings, Inc.(Æ) 1,362 54
AGCO Corp.(Û) 4,250 316
Air Transport Services Group, Inc.(Æ) 15,301 383
Alaska Air Group, Inc. 5,692 208
Albany International Corp. Class A 2,433 120
Allied Motion Technologies, Inc. 17,505 723
Alta Equipment Group Inc.(Æ)(Ñ) 37,306 292

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Applied Industrial Technologies, Inc. 1,942 107
ArcBest Corp.(Ð) 4,710 146
Arcosa , Inc. 17,673 779
Ardmore Shipping Corp. 70,128 250
Argan , Inc. 13,461 564
ASGN, Inc.(Æ) 2,869 182
Astec Industries, Inc. 549 30
Astronics Corp.(Æ) 11,342 88
Atlas Air Worldwide Holdings, Inc.(Æ) 2,140 130
Axon Enterprise, Inc.(Æ) 1,784 162
Barnes Group, Inc. 1,439 51
Barrett Business Services, Inc. 830 44
Brink's Co. (The) 14,982 616
CAI International, Inc. 509 14
Chart Industries, Inc.(Æ) 1,331 94
Clean Harbors, Inc.(Æ) 2,481 139
Colfax Corp.(Æ) 3,019 95
Commercial Vehicle Group, Inc.(Æ) 2,637 17
Covenant Transportation Group, Inc. Class
A(Æ) 16,912 295
CRA International, Inc. 15,650 586
Diamond S Shipping, Inc.(Æ) 1,039 7
Dorian LPG, Ltd.(Æ) 3,170 25
DXP Enterprises, Inc.(Æ) 1,176 19
Echo Global Logistics, Inc.(Æ) 13,649 352
EMCOR Group, Inc.(Û) 4,710 319
Energy Recovery, Inc.(Æ)(Ð) 705 6
EnerSys 1,485 100
Euronav NV 15,152 134
Evo Payments, Inc. Class A(Æ) 24,726 614
Exponent, Inc. 1,792 129
Franklin Electric Co., Inc. 2,851 168
frontdoor , Inc.(Æ)(Û) 15,957 621
Gates Industrial Corp. PLC(Æ) 12,134 135
GP Strategies Corp.(Æ) 11,341 109
Great Lakes Dredge & Dock Corp.(Æ) 28,485 271
Greenbrier Cos., Inc. 4,705 138
Harsco Corp.(Æ) 18,283 254
Hawaiian Holdings, Inc. 7,197 93
Heartland Express, Inc. 8,088 150
Heidrick & Struggles International, Inc. 4,695 92
Hertz Global Holdings, Inc. Class W(Æ) 4,323 171
HNI Corp. 4,751 149
Howmet Aerospace, Inc. 1,326 22
Hub Group, Inc. Class A(Æ) 2,580 130
ICF International, Inc. 6,230 383
Insperity , Inc.(Û) 3,545 232
International Seaways, Inc. 11,816 172
KBR, Inc. 10,916 244
Kennametal, Inc. 6,657 193
Kforce , Inc. 1,430 46
Kimball International, Inc. Class B 18,467 195
Korn Ferry 7,441 216
Kornit Digital, Ltd.(Æ) 1,536 100
Kratos Defense & Security Solutions, Inc.(Æ) 22,897 441
LCI Industries 1,070 114
Liquidity Services, Inc.(Æ) 40,156 300
Lydall , Inc.(Æ) 9,991 166
Magnite , Inc.(Æ) 10,620 74
Manitowoc Co., Inc. (The)(Æ) 21,507 181
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ManpowerGroup , Inc.(Û) 3,885 285
Marten Transport, Ltd. 13,678 223
MasTec , Inc.(Æ) 11,041 466
MAXIMUS, Inc. 4,631 317
Mesa Laboratories, Inc. 4,953 1,261
Miller Industries, Inc. 4,800 147
Mitek Systems, Inc.(Æ) 1,100 14
Modine Manufacturing Co.(Æ)(Ð) 5,024 31
MTS Systems Corp. 5,739 110
MYR Group, Inc.(Æ) 4,186 155
Orion Group Holdings, Inc.(Æ) 26,930 74
OSI Systems, Inc.(Æ) 819 64
Park-Ohio Holdings Corp. 4,552 73
Pitney Bowes, Inc.(Û) 20,313 108
Powell Industries, Inc. 738 18
Preformed Line Products Co. 1,575 77
Primoris Services Corp. 7,165 129
Proto Labs, Inc.(Æ) 1,326 172
Quanta Services, Inc.(Û) 6,149 325
Radiant Logistics, Inc.(Æ) 68,820 354
Ranpak Holdings Corp.(Æ) 8,046 77
Repay Holdings Corp.(Æ) 7,450 175
Ryder System, Inc.(Ð) 3,240 137
Saia, Inc.(Æ) 2,585 326
SHYFT Group, Inc. (The)(Æ) 18,679 353
SkyWest, Inc. 3,585 107
Smith & Wesson Brands, Inc.(Æ) 8,031 125
Spirit AeroSystems , Inc. Class A 2,270 43
Spirit Airlines, Inc.(Æ)(Ñ) 5,802 93
SPX FLOW, Inc.(Æ) 2,399 103
Standex International Corp. 2,233 132
StealthGas , Inc.(Æ) 108,183 321
Steelcase, Inc. Class A 7,992 81
Sykes Enterprises, Inc.(Æ) 728 25
Team, Inc.(Æ) 3,735 21
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 33,881 367
Terex Corp. 5,260 102
Tetra Tech, Inc. 1,315 126
Titan International, Inc.(Ð) 1,706 5
Titan Machinery, Inc.(Æ) 4,088 54
TopBuild Corp.(Æ) 4,299 733
TreeHouse Foods, Inc.(Æ) 18,442 746
TriNet Group, Inc.(Æ)(Û) 4,989 296
Triumph Group, Inc.(Ð) 7,720 50
TrueBlue , Inc.(Æ) 10,320 160
Tutor Perini Corp.(Æ) 30,387 338
Ultralife Corp.(Æ) 35,226 208
UniFirst Corp. 621 118
Universal Truckload Services, Inc. 27,173 567
US Xpress Enterprises, Inc. Class A(Æ) 26,696 221
USA Truck, Inc.(Æ) 13,012 123
Vectrus , Inc.(Æ) 10,011 380
Vishay Precision Group, Inc.(Æ) 3,625 92
Watts Water Technologies, Inc. Class A 1,452 145
Werner Enterprises, Inc. 2,525 106
WESCO International, Inc.(Æ)(Ð) 4,553 200
Whole Earth Brands, Inc.(Æ) 4,260 36
WNS Holdings, Ltd. - ADR(Æ) 11,071 708
Xerox Holdings Corp.(Û) 13,139 247
XPO Logistics, Inc.(Æ) 850 72

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
YRC Worldwide, Inc.(Æ) 22,845 90
26,690
Technology - 15.5%
A10 Networks, Inc.(Æ) 8,549 54
ADTRAN, Inc. 6,300 65
Agilysys , Inc.(Æ) 5,053 122
Allot Communications, Ltd.(Æ) 14,997 136
Alpha & Omega Semiconductor, Ltd.(Æ) 17,187 220
Ambarella , Inc.(Æ) 2,909 152
American Software, Inc. Class A 42,347 595
Amkor Technology, Inc.(Æ) 5,742 64
Amtech Systems, Inc.(Æ) 4,568 22
Anterix Inc.(Æ) 2,782 91
APi Group Corp.(Æ)(Þ) 59,712 850
Appfolio , Inc. Class A(Æ) 1,542 219
Arlo Technologies, Inc.(Æ) 12,732 67
Arrow Electronics, Inc.(Æ)(Û) 4,342 342
Asure Software, Inc.(Æ) 10,693 81
Avaya Holdings Corp.(Æ) 10,294 156
Avid Technology, Inc.(Æ)(Ð) 4,200 36
Avnet, Inc. 5,839 151
Axcelis Technologies, Inc.(Æ) 17,264 380
AXT, Inc.(Æ) 9,689 59
Bandwidth, Inc. Class A(Æ) 1,623 283
Bel Fuse, Inc. Class B 2,045 22
Benchmark Electronics, Inc.(Û) 21,873 441
Benefitfocus , Inc.(Æ) 2,758 31
Box, Inc. Class A(Æ)(Û) 33,990 590
Brightcove , Inc.(Æ) 2,923 30
CalAmp Corp.(Æ) 2,728 20
Cardtronics PLC Class A(Æ) 749 15
Casa Systems, Inc.(Æ) 4,140 17
Ceridian HCM Holding, Inc.(Æ)(Û) 3,884 321
ChannelAdvisor Corp.(Æ) 1,500 22
Cirrus Logic, Inc.(Æ)(Û) 4,683 316
CMC Materials, Inc.(Æ) 1,257 180
CommScope Holding Co., Inc.(Æ) 17,546 158
CommVault Systems, Inc.(Æ) 3,670 150
comScore, Inc.(Æ)(Ð) 9,300 19
Comtech Telecommunications Corp. 10,959 153
Conduent , Inc.(Æ) 19,421 62
Cornerstone OnDemand , Inc.(Æ) 4,817 175
Diebold Nixdorf, Inc.(Æ) 38,104 291
Digimarc Corp.(Æ) 2,506 56
Digital Turbine, Inc.(Æ) 34,431 1,126
Diodes, Inc.(Æ) 1,694 96
Domo, Inc. Class B(Æ)(Ð) 589 23
DSP Group, Inc.(Æ) 9,193 121
DZS, Inc.(Æ) 1,900 18
eGain Corp.(Æ) 1,756 25
EMCORE Corp.(Æ)(Û) 3,700 12
Endava PLC - ADR(Æ) 4,932 311
Endurance International Group Holdings,
Inc.(Æ) 8,277 48
Extreme Networks, Inc.(Æ) 14,110 57
FireEye, Inc.(Æ)(Û) 18,348 227
Glu Mobile, Inc.(Æ) 9,917 76
Groupon, Inc.(Æ) 1,089 22
Harmonic, Inc.(Æ)(Ð) 6,190 35
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
HC2 Holdings, Inc.(Æ) 2,200 5
Ichor Holdings, Ltd.(Æ) 2,207 48
Infinera Corp.(Æ)(Ð) 17,493 108
InterDigital , Inc. 1,727 99
Intevac, Inc.(Æ) 300 2
iRobot Corp.(Æ)(Ñ) 1,555 118
Jabil Circuit, Inc.(Û) 9,317 319
Juniper Networks, Inc.(Ð)(Û) 5,939 128
Kimball Electronics, Inc.(Æ) 27,260 315
Kulicke & Soffa Industries, Inc. 25,894 580
Liberty Latin America, Ltd. Class A(Æ) 20,056 165
Liberty Latin America, Ltd. Class C(Æ) 17,141 139
MACOM Technology Solutions Holdings,
Inc.(Æ) 2,960 101
Magnachip Semiconductor Corp.(Æ) 13,629 187
Maxar Technologies, Inc. 17,346 433
MaxLinear , Inc. Class A(Æ) 3,111 72
Mercury Systems, Inc.(Æ) 5,423 420
MicroStrategy , Inc. Class A(Æ) 1,924 290
Mimecast, Ltd.(Æ) 11,697 549
MiX Telematics, Ltd. - ADR 7,973 71
MobileIron , Inc.(Æ) 8,929 63
Model N, Inc.(Æ) 10,500 370
NAPCO Security Technologies, Inc.(Æ) 37,250 874
NeoPhotonics Corp.(Æ) 24,986 152
NetApp, Inc. 789 35
NETGEAR, Inc.(Æ)(Ð) 8,341 257
NetScout Systems, Inc.(Æ)(Û) 10,790 236
New Relic, Inc.(Æ) 3,210 181
nLight , Inc.(Æ) 41,636 977
Nuance Communications, Inc.(Æ) 11,100 368
NVE Corp. 3,616 177
OneSpan , Inc.(Æ) 45,173 946
Ooma , Inc.(Æ) 26,158 341
PCTEL, Inc.(Æ) 15,004 85
PDF Solutions, Inc.(Æ) 35,573 666
Pegasystems , Inc. 6,650 805
Perspecta , Inc. 17,967 349
Plantronics, Inc.(Ð) 3,825 45
PlayAGS , Inc.(Æ) 4,500 16
Pure Storage, Inc. Class A(Æ)(Û) 22,497 346
Q2 Holdings, Inc.(Æ) 695 63
QAD, Inc. Class A 16,303 688
Qualys , Inc.(Æ)(Ñ) 4,250 417
Quantum Corp.(Æ) 1,966 9
RADCOM, Ltd.(Æ) 20,978 197
Rambus, Inc.(Æ) 10,738 147
Rapid7, Inc.(Æ) 4,376 268
Ribbon Communications, Inc.(Æ) 12,441 48
Sabre Corp. 6,955 45
Sanmina Corp.(Æ) 2,020 55
Sapiens International Corp. NV(Æ) 9,854 301
ScanSource , Inc.(Æ) 3,974 79
SeaChange International, Inc.(Æ) 1,015 1
Semtech Corp.(Æ) 812 43
Silicon Laboratories, Inc.(Æ) 1,544 151
Silicon Motion Technology Corp. - ADR 3,669 139
Simulations Plus, Inc. 19,268 1,451
SiTime Corp.(Æ) 2,559 215
Sonos , Inc.(Æ) 13,444 204

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Super Micro Computer, Inc.(Æ)(Ð) 2,051 54
Synaptics , Inc.(Æ)(Û) 2,941 237
Synchronoss Technologies, Inc.(Æ) 4,300 13
SYNNEX Corp. 2,899 406
TeleNav , Inc.(Æ) 6,200 22
Tenable Holdings, Inc.(Æ) 707 27
Teradata Corp.(Æ) 6,621 150
TrueCar , Inc.(Æ) 22,500 113
Unisys Corp.(Æ) 49,436 527
Upwork , Inc.(Æ) 7,159 125
Varonis Systems, Inc.(Æ)(Û) 1,786 206
Veeco Instruments, Inc.(Æ) 7,500 88
Verint Systems, Inc.(Æ) 3,255 157
Vishay Intertechnology , Inc. 3,527 55
Vocera Communications, Inc.(Æ)(Ð) 2,620 76
Workiva , Inc.(Æ) 11,946 666
Xperi Holding Corp.(Ð) 6,255 72
Yelp, Inc. Class A(Æ) 7,263 146
Zix Corp.(Æ) 99,287 580
29,090
Utilities - 4.4%
Allete , Inc. 4,956 256
American States Water Co. 1,064 80
ATN International, Inc.(Æ) 1,615 81
Avista Corp. 7,947 271
Black Hills Corp. 2,916 156
Boingo Wireless, Inc.(Æ) 12,260 125
Bonanza Creek Energy, Inc.(Æ) 1,783 34
Brigham Minerals, Inc. Class A 81,999 731
Cincinnati Bell, Inc.(Æ) 10,085 151
Cogent Communications Holdings, Inc. 4,707 283
Consolidated Communications Holdings, Inc.
(Æ) 32,699 186
Earthstone Energy, Inc. Class A(Æ) 37,792 98
GCI Liberty, Inc. Class A(Æ) 4,238 347
Gogo , Inc.(Æ)(Ñ) 46,267 428
IDT Corp. Class B(Æ) 7,483 49
Iridium Communications, Inc.(Æ) 3,094 79
Kosmos Energy, Ltd.(Æ) 27,499 27
MDU Resources Group, Inc. 50,892 1,145
New Fortress Energy LLC 4,296 189
New Jersey Resources Corp. 31,874 862
NorthWestern Corp. 3,291 160
NRG Energy, Inc.(Û) 6,940 213
ONE Gas, Inc. 2,163 149
Orbcomm , Inc.(Æ) 47,349 161
Plains GP Holdings, LP Class A(Æ) 7,254 44
PNM Resources, Inc. 3,288 136
Portland General Electric Co.(Û) 8,669 308
RGC Resources, Inc. 7,157 168
South Jersey Industries, Inc. 21,013 405
Southwest Gas Holdings, Inc. 2,093 132
Spire, Inc. 2,213 118
Unitil Corp. 1,712 66
Vistra Corp. 26,893 507
Vonage Holdings Corp.(Æ) 5,604 57
8,202
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Common Stocks
(cost $179,567) 187,317
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 8,167,526 (∞) 8,166
Total Short-Term Investments
(cost $8,167) 8,166
Other Securities - 4.6%
U.S. Cash Collateral Fund(@)(×) 8,686,214 (∞)
8,686
Total Other Securities
(cost $8,686) 8,686
Total Investments - 108.5%
(identified cost $196,420) 204,169
Securities Sold Short - (4.5)%
Consumer Discretionary - (0.6)%
Aspen Group, Inc.(Æ) (1,140) (13)
Callaway Golf Co. (6,357) (122)
Designer Brands, Inc. Class A (5,435) (29)
Duluth Holdings, Inc. Class B(Æ) (1,566) (19)
El Pollo Loco Holdings, Inc.(Æ) (1,484) (24)
EW Scripps Co. (The) Class A (2,272) (26)
Fortune Brands Home & Security, Inc. (82) (7)
Fox Factory Holding Corp.(Æ) (1,512) (112)
Gaia, Inc.(Æ) (2,070) (20)
Gannett Co., Inc.(Æ) (21,574) (28)
Gentex Corp. (1,229) (31)
GrowGeneration Corp.(Æ) (2,438) (39)
Guess?, Inc. (5,342) (62)
Levi Strauss & Co. Class A (1,465) (20)
Marine Products Corp. (952) (15)
Monro Muffler Brake, Inc. (1,957) (79)
Newell Rubbermaid, Inc. (7,941) (136)
Nordstrom, Inc. (5,015) (60)
PetIQ , Inc.(Æ) (963) (32)
PriceSmart , Inc. (996) (66)
SEACOR Marine Holdings, Inc.(Æ) (2,278) (5)
Stitch Fix, Inc. Class A(Æ) (2,241) (61)
Transcat , Inc.(Æ) (233) (7)
XPEL, Inc.(Æ) (909) (24)
(1,037)
Consumer Staples - (0.1)%
Celsius Holdings, Inc.(Æ) (1,765) (40)
Limoneira Co. (1,100) (16)
Nu Skin Enterprises, Inc. Class A (1,576) (79)
OptimizeRx Corp.(Æ) (1,921) (40)
PetMed Express, Inc. (1,096) (34)
(209)
Energy - (0.2)%
Abraxas Petroleum Corp.(Æ) (64,241) (9)
Ameresco , Inc. Class A(Æ) (2,154) (72)
ChampionX Corp.(Æ) (7,424) (59)
Contango Oil & Gas Co.(Æ) (6,012) (8)
FuelCell Energy, Inc.(Æ) (3,481) (8)
Gulfport Energy Corp.(Æ) (78,572) (41)
Liberty Oilfield Services, Inc. Class A (2,848) (23)
Magnolia Oil & Gas Corp.(Æ) (5,074) (26)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Renewable Energy Group, Inc.(Æ) (1,526) (82)
Ring Energy, Inc.(Æ) (9,000) (6)
Solaris Oilfield Infrastructure, Inc. Class A (4,942) (31)
Southwestern Energy Co.(Æ) (1,608) (4)
(369)
Financial Services - (1.1)%
Annaly Capital Management, Inc.(ö) (10,789) (77)
Anworth Mortgage Asset Corp.(ö) (19,122) (31)
Apollo Commercial Real Estate Finance,
Inc.(ö) (16,222) (146)
Arbor Realty Trust, Inc.(ö) (10,400) (119)
Ares Management Corp. Class A (1,051) (43)
Ashford Hospitality Trust, Inc.(ö) (3,538) (6)
Ashford, Inc.(Æ) (346) (2)
BRP Group, Inc. Class A(Æ) (1,082) (27)
Cannae Holdings, Inc.(Æ) (661) (25)
Colony Credit Real Estate, Inc.(ö) (4,645) (23)
Dynex Capital, Inc.(ö) (4,391) (67)
eHealth, Inc.(Æ) (475) (38)
Ellington Residential Mortgage(ö) (2,236) (25)
Emerald Holding, Inc. (7,089) (14)
Exantas Capital Corp.(Æ) (10,560) (22)
Franchise Group, Inc.(Æ) (795) (20)
Granite Point Mortgage Trust, Inc.(ö) (17,822) (126)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (3,094) (131)
I3 Verticals, Inc. Class A(Æ) (1,548) (39)
Ladder Capital Corp. Class A(ö) (9,332) (66)
MBIA, Inc.(Æ) (3,268) (20)
Moelis & Co. Class A (3,157) (111)
New Residential Investment Corp.(ö) (7,415) (59)
New York Mortgage Trust, Inc.(ö) (52,992) (135)
Ocwen Financial Corp.(Æ) (429) (9)
PennyMac Mortgage Investment Trust(ö) (8,736) (140)
Ready Capital Corp.(Æ) (10,617) (119)
Redwood Trust, Inc.(ö) (13,703) (103)
TPG RE Finance Trust, Inc.(ö) (9,710) (82)
Two Harbors Investment Corp.(ö) (35,465) (181)
Veritex Holdings, Inc. (2,000) (34)
Victory Capital Holdings, Inc. Class A (1,000) (17)
Western Asset Mortgage Capital Corp.(ö) (14,623) (30)
(2,087)
Health Care - (1.0)%
Acadia Pharmaceuticals, Inc.(Æ) (1,817) (75)
Addus HomeCare Corp.(Æ) (596) (56)
ADMA Biologics, Inc.(Æ) (10,244) (25)
Alphatec Holdings, Inc.(Æ) (1,000) (7)
American Renal Associates Holdings, Inc.
(Æ) (1,742) (12)
Arcus Biosciences, Inc.(Æ) (275) (5)
Arena Pharmaceuticals, Inc.(Æ) (2,714) (203)
Axonics Modulation Technologies, Inc.(Æ) (400) (20)
BioDelivery Sciences International, Inc.(Æ) (4,900) (18)
CareDx , Inc.(Æ) (400) (15)
CASI Pharmaceuticals, Inc.(Æ) (700) (1)
Dynavax Technologies Corp.(Æ) (1,624) (7)
Emergent BioSolutions , Inc.(Æ) (1,021) (105)
Exagen , Inc.(Æ) (697) (8)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Geron Corp.(Æ) (13,112) (23)
Guardant Health, Inc.(Æ) (708) (79)
HealthEquity , Inc.(Æ) (2,807) (144)
Intra-Cellular Therapies, Inc. Class A(Æ) (1,489) (38)
Invitae Corp.(Æ) (1,553) (67)
iRhythm Technologies, Inc.(Æ) (694) (165)
Karuna Therapeutics, Inc.(Æ) (706) (55)
Kodiak Sciences, Inc.(Æ) (121) (7)
MannKind Corp.(Æ) (3,300) (6)
MediciNova , Inc.(Æ) (2,468) (13)
Mersana Therapeutics, Inc.(Æ) (527) (10)
Misonix , Inc.(Æ) (670) (8)
NeoGenomics , Inc.(Æ) (3,850) (142)
OncoCyte Corp.(Æ) (5,984) (8)
OPKO Health, Inc.(Æ) (14,965) (55)
OrthoPediatrics Corp.(Æ) (693) (32)
Phathom Pharmaceuticals, Inc.(Æ) (185) (7)
Premier, Inc. Class A (2,900) (95)
Quanterix Corp.(Æ) (705) (24)
Repligen Corp.(Æ) (1,225) (181)
Seres Therapeutics, Inc.(Æ) (1,891) (54)
Sientra , Inc.(Æ) (3,434) (12)
Surgery Partners, Inc.(Æ) (1,193) (26)
Tabula Rasa HealthCare, Inc.(Æ) (1,420) (58)
Vaxart , Inc.(Æ) (300) (2)
Veracyte , Inc.(Æ) (1,811) (59)
(1,927)
Materials and Processing - (0.3)%
AAON, Inc. (1,072) (65)
Cleveland-Cliffs, Inc.(Æ) (6,595) (42)
Coeur Mining, Inc.(Æ) (3,100) (23)
Cornerstone Building Brands, Inc.(Æ) (4,446) (35)
Livent Corp.(Æ) (2,400) (22)
Marrone Bio Innovations, Inc.(Æ) (630) (1)
NN, Inc.(Æ) (5,291) (27)
Quaker Chemical Corp. (945) (170)
Uranium Energy Corp.(Æ) (16,491) (16)
Watsco , Inc. (621) (145)
(546)
Producer Durables - (0.3)%
Altra Industrial Motion Corp. (2,940) (109)
Aqua Metals, Inc.(Æ) (6,408) (6)
Badger Meter, Inc. (592) (39)
Coda Octopus Group, Inc.(Æ) (250) (1)
Concrete Pumping Holdings, Inc.(Æ) (2,700) (10)
Fluor Corp. (4,220) (37)
Genasys , Inc.(Æ) (4,940) (30)
Iteris , Inc.(Æ) (3,714) (15)
Mesa Laboratories, Inc. (230) (59)
NV5 Global, Inc.(Æ) (963) (51)
Plug Power, Inc.(Æ) (1,353) (18)
Ranpak Holdings Corp.(Æ) (1,349) (13)
Repay Holdings Corp.(Æ) (2,237) (53)
Sharps Compliance Corp.(Æ) (2,310) (14)
Toro Co. (The) (1,989) (167)
Workhorse Group, Inc.(Æ) (329) (8)
(630)

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Technology - (0.8)%
Alteryx , Inc. Class A(Æ) (245) (28)
Appfolio , Inc. Class A(Æ) (957) (136)
Black Knight, Inc.(Æ) (1,934) (168)
Brooks Automation, Inc. (2,697) (125)
Clearfield, Inc.(Æ) (639) (13)
Cognex Corp. (2,644) (172)
Envestnet , Inc.(Æ) (2,207) (170)
II-VI, Inc.(Æ) (3,736) (151)
Immersion Corp.(Æ) (9,200) (65)
IPG Photonics Corp.(Æ) (115) (20)
MongoDB, Inc.(Æ) (248) (57)
NAPCO Security Technologies, Inc.(Æ) (1,603) (38)
Onto Innovation, Inc.(Æ) (4,302) (128)
Powerfleet , Inc.(Æ) (2,442) (14)
Q2 Holdings, Inc.(Æ) (1,939) (177)
TechTarget , Inc.(Æ) (1,355) (60)
TTM Technologies, Inc.(Æ) (3,960) (45)
Upland Software, Inc.(Æ) (750) (28)
(1,595)
Utilities - (0.1)%
Antero Midstream Corp. (1,803) (10)
Earthstone Energy, Inc. Class A(Æ) (4,258) (11)
HighPoint Resources Corp.(Æ) (13,700) (3)
Laredo Petroleum, Inc.(Æ) (2,236) (22)
Montage Resources Corp.(Æ) (4,348) (19)
New Fortress Energy LLC (1,449) (64)
Penn Virginia Corp.(Æ) (3,813) (37)
(166)
Total Securities Sold Short
(proceeds $8,115) (8,566)
Other Assets and Liabilities, Net
- (4.0)%
(7,471)
Net Assets - 100.0%
188,132

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.5%
APi Group Corp. 04/08/20 59,712 10.10 603
850
JER Investment Trust, Inc. 05/27/04 1,771 82.03 145
—
850
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 110 USD 8,274 12/20
(152)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(152)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 25,003 $ — $ —
$ —
$ 25,003
Consumer Staples 5,42 7 — —
—
5,42 7
Energy 4,39 7 — —
—
4,39 7
Financial Services 40,042 — —
—
40,042
Health Care 32,19 7 — 5
—
32,20 2
Materials and Processing 16,264 — —
—
16,264
Producer Durables 26,690 — —
—
26,690
Technology 29,09 0 — —
—
29,09 0
Utilities 8,20 2 — —
—
8,20 2
Short-Term Investments — — —
8,166
8,166
Other Securities — — —
8,686
8,686
Total Investments 187,31 2 — 5 16,852 204,169
Securities Sold Short
**
(8,566) — — — (8,566)
Other Financial Instruments
Liabilities
Futures Contracts (152) — — — (152)
Total Other Financial Instruments
*
$ (152) $ — $ — $ — $ (152)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Funds
U.S. Small Cap Equity Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 21
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2020, were less than 1% of net assets.

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 89.9%
Argentina - 0.0%
YPF SA - ADR(Æ) 34,203 122
Australia - 1.5%
AGL Energy, Ltd. 33,334 326
Alumina, Ltd. 61,212 61
Australia & New Zealand Banking
Group, Ltd. - ADR 18,262 226
BHP Group, Ltd. - ADR 2,672 69
BlueScope Steel, Ltd. 12,890 118
Boral, Ltd. 38,655 127
Commonwealth Bank of Australia - ADR 15,110 690
Crown Resorts, Ltd. 8,918 56
CSL, Ltd. 1,090 225
Dexus (Æ)(ö) 13,721 88
Flight Centre, Ltd.(Æ) 13,704 136
Fortescue Metals Group, Ltd. 26,460 310
GPT Group (The)(ö) 35,203 99
Insurance Australia Group, Ltd.(Æ) 56,379 177
Medibank Pvt , Ltd. 23,555 42
National Australia Bank, Ltd. - ADR 14,149 181
Origin Energy, Ltd. 44,165 137
QBE Insurance Group, Ltd. 30,022 186
Rio Tinto PLC 17,005 1,025
Rio Tinto, Ltd. - ADR 964 65
Scentre Group(ö) 63,375 100
Sonic Healthcare, Ltd. 7,857 187
Suncorp Group, Ltd.(Æ) 17,531 106
Vicinity Centres (Æ)(ö) 262,788 260
Westpac Banking Corp. 9,771 118
5,115
Austria - 0.2%
Erste Group Bank AG 20,321 425
OMV AB 3,926 107
532
Belgium - 0.4%
Ageas SA 18,684 762
KBC Groep NV 8,025 402
Solvay SA 1,860 160
1,324
Brazil - 0.1%
Pagseguro Digital, Ltd. Class A(Æ) 9,444 356
Canada - 4.1%
ARC Resources, Ltd.(Ñ) 28,974 129
Bank of Montreal 6,058 354
Bank of Nova Scotia (The) 4,464 185
Barrick Gold Corp. 45,908 1,290
BCE, Inc. 7,410 307
CAE, Inc. 87,395 1,280
Cameco Corp. Class A 17,489 177
Canadian Imperial Bank of Commerce(Ñ) 2,599 194
Canadian National Railway Co. 28,574 3,044
Canadian Natural Resources, Ltd. 9,136 146
Cenovus Energy, Inc. 24,425 95
CI Financial Corp. 22,010 279
Dollarama , Inc. 13,142 504
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fairfax Financial Holdings, Ltd. 462 136
Great-West Lifeco , Inc. 13,079 256
iA Financial Corp., Inc. 7,351 256
Imperial Oil, Ltd. 6,701 80
Kinross Gold Corp. 70,742 624
Magna International, Inc. Class A 5,492 251
Manulife Financial Corp. 42,506 591
National Bank of Canada 2,100 104
Pembina Pipeline Corp. 12,401 263
Power Corp. of Canada 13,001 255
Royal Bank of Canada - GDR 10,049 706
Shaw Communications, Inc. Class B 7,916 144
Shopify, Inc. Class A(Æ) 321 328
Sun Life Financial, Inc. 21,402 872
Suncor Energy, Inc. 12,867 157
Toronto-Dominion Bank (The) 20,957 970
Tourmaline Oil Corp. 15,073 184
14,161
Cayman Islands - 0.4%
Meituan-Dianping Class B(Æ) 46,900 1,475
China - 3.8%
Alibaba Group Holding, Ltd. - ADR(Æ) 17,867 5,252
China Mobile, Ltd. 133,000 855
China Resources Power Holdings Co.,
Ltd. 1,050,417 1,163
China Telecom Corp., Ltd. Class H 2,188,000 656
China Unicom Hong Kong, Ltd. 1,458,000 956
Dongfeng Motor Group Co., Ltd. Class H 1,052,000 659
Lenovo Group, Ltd. 1,554,257 1,033
Ping An Insurance Group Co. of China,
Ltd. Class H 57,466 593
Sunny Optical Technology Group Co.,
Ltd. 27,099 415
Tencent Holdings, Ltd. 20,084 1,337
12,919
Colombia - 0.0%
Millicom International Cellular SA 547 17
Denmark - 2.5%
AP Moller - Maersk A/S Class B 2,816 4,466
Coloplast A/S Class B 1,272 201
Danske Bank A/S 40,324 546
Drilling Co. of 1972 A/S (The)(Æ) 1,163 25
DSV Panalpina A/S 4,922 803
Genmab A/S(Æ) 823 299
H Lundbeck A/S 1,635 54
Novo Nordisk A/S Class B 27,241 1,892
Novozymes A/S Class B 2,245 141
Pandora A/S 3,850 277
8,704
Finland - 1.3%
Elisa OYJ Class A 4,856 286
Fortum OYJ 7,738 157
Kone OYJ Class B 6,334 557
Neste OYJ 14,398 757
Nokia OYJ(Æ) 252,645 991
Nokian Renkaat OYJ 2,135 60

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nordea Bank AB 41,131 313
Orion OYJ Class B 1,887 85
Sampo OYJ Class A 11,238 445
Stora Enso OYJ Class R 14,848 233
UPM- Kymmene OYJ 20,318 618
Wartsila OYJ Abp Class B 6,190 49
4,551
France - 8.7%
Accor SA(Æ) 13,426 376
Airbus Group SE(Æ) 7,056 512
Amundi SA(Æ)(Þ) 21,112 1,488
Arkema SA 1,726 183
Atos SE(Æ) 3,906 315
AXA SA 54,380 1,004
BNP Paribas SA(Æ) 30,626 1,109
Bouygues SA - ADR 18,902 655
Capgemini SE 3,935 504
Carrefour SA 12,501 200
Cie de Saint-Gobain SA(Æ) 47,519 1,995
Cie Generale des Etablissements
Michelin SCA Class B 15,326 1,640
Credit Agricole SA(Æ) 24,496 214
Danone SA 4,141 268
Dassault Aviation SA(Æ) 292 248
Dassault Systemes SA 680 127
Eiffage SA(Æ) 1,933 158
Engie SA(Æ) 85,870 1,148
Hermes International 94 81
L'Oreal SA 3,097 1,008
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,506 1,639
Orange SA - ADR 8,264 86
Peugeot SA(Æ) 11,122 201
Publicis Groupe SA - ADR 35,088 1,137
Renault SA(Æ) 17,615 455
Rexel SA Class H(Æ) 259,005 3,248
Sanofi - ADR 9,598 962
Sartorius Stedim Biotech 5,057 1,742
Schneider Electric SE 18,715 2,322
SCOR SE - ADR 32,737 907
Societe Generale SA(Æ) 44,209 585
Total SA 57,254 1,966
Ubisoft Entertainment SA(Æ) 6,320 571
Unibail - Rodamco -Westfield(Ñ)(ö) 1,829 67
Valeo SA 5,006 153
Worldline SA(Æ)(Þ) 5,557 456
29,730
Germany - 4.8%
1&1 Drillisch AG 2,043 45
adidas AG(Æ) 9,111 2,950
Allianz SE 2,175 417
BASF SE 33,917 2,065
Bayer AG 5,653 353
Bayerische Motoren Werke
Aktiengesellschaft 2,774 201
Brenntag AG 3,883 247
CECONOMY AG(Æ) 49,527 244
Continental AG 1,558 169
Covestro AG(Þ) 43,338 2,152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daimler AG 31,078 1,676
Evonik Industries AG 4,697 122
Fresenius SE & Co. KGaA 4,361 199
GEA Group AG 4,183 147
Hannover Rueck SE 2,428 376
HeidelbergCement AG 3,101 190
Infineon Technologies AG - ADR 20,319 575
KION Group AG 1,793 154
Metro AG 15,401 154
Muenchener Rueckversicherungs-
Gesellschaft AG 3,591 912
Salzgitter AG(Æ) 6,117 101
SAP SE - ADR 1,638 255
Siemens AG 10,381 1,313
Siemens Energy AG(Æ) 5,190 140
Uniper SE 2,518 81
United Internet AG 5,832 223
Zalando SE(Æ)(Þ) 9,199 861
16,322
Hong Kong - 2.3%
AIA Group, Ltd. 238,408 2,348
Bank of East Asia, Ltd. (The) 71,800 132
CK Asset Holdings, Ltd. 143,049 698
CK Hutchison Holdings, Ltd. Class B 19,313 117
CK Infrastructure Holdings, Ltd. 34,000 159
CLP Holdings, Ltd. 28,500 266
Galaxy Entertainment Group, Ltd. 66,000 447
Hang Seng Bank, Ltd. 23,400 347
Henderson Land Development Co., Ltd. 35,200 130
Hongkong Land Holdings, Ltd. 29,300 109
Jardine Matheson Holdings, Ltd. 4,800 191
Jardine Strategic Holdings, Ltd. 4,400 87
New World Development Co., Ltd. 33,000 161
Power Assets Holdings, Ltd. 55,000 289
Sino Land Co., Ltd. 84,000 98
Sun Hung Kai Properties, Ltd. 14,500 186
Swire Pacific, Ltd. Class A 16,000 78
Techtronic Industries Co., Ltd. 151,271 1,989
WH Group, Ltd.(Þ) 123,000 100
Wharf Real Estate Investment Co., Ltd. 19,000 78
8,010
India - 1.1%
Canara Bank(Æ) 119,258 145
Housing Development Finance Corp.,
Ltd. 123,540 2,932
NTPC, Ltd. 30,955 36
Oil & Natural Gas Corp., Ltd. 218,773 206
Zee Entertainment Enterprises, Ltd. 105,298 300
3,619
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 560,300 188
Ireland - 3.1%
Accenture PLC Class A 9,830 2,221
AIB Group PLC 216,609 222
Allegion PLC 20,393 2,017
Aon PLC Class A 8,626 1,780
Bank of Ireland Group PLC(Æ) 133,060 247

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CRH PLC 10,234 370
Flutter Entertainment plc(Æ) 1,463 230
Flutter Entertainment PLC 3,038 481
James Hardie Industries PLC(Æ) 14,349 342
Kerry Group PLC Class A 17,825 2,289
Ryanair Holdings PLC - ADR(Æ) 5,069 414
10,613
Israel - 0.3%
Bank Hapoalim BM 28,482 152
Bank Leumi Le-Israel BM 36,822 162
ICL Group, Ltd. 26,376 93
Israel Discount Bank, Ltd. Class A 28,582 77
Mizrahi Tefahot Bank, Ltd. 6,331 112
Nice, Ltd.(Æ) 1,352 307
903
Italy - 2.2%
Assicurazioni Generali SpA 58,646 826
Atlantia SpA (Æ) 10,727 168
BPER Banca(Æ)(Ñ) 57,108 133
Davide Campari-Milano NV(Æ) 54,158 592
Enel SpA 156,253 1,356
ENI SpA - ADR 118,126 924
Ferrari NV 3,018 552
FinecoBank Banca Fineco SpA (Æ) 26,898 370
Intesa Sanpaolo SpA (Æ) 148,539 279
Mediobanca Banca di Credito
Finanziario SpA 15,582 122
Moncler SpA (Æ) 9,514 390
Poste Italiane SpA (Þ) 14,442 128
Saipem SpA (Ñ) 113,516 195
Telecom Italia SpA 184,329 74
UniCredit SpA (Æ) 150,474 1,241
7,350
Japan - 18.6%
Aozora Bank, Ltd. 6,600 110
Asahi Glass Co., Ltd. 4,100 120
Asahi Kasei Corp. 13,000 113
Astellas Pharma, Inc. 44,200 658
Benesse Holdings, Inc. 3,100 80
Bridgestone Corp. 17,800 562
Brother Industries, Ltd. 5,800 92
Canon, Inc. 23,500 390
Central Japan Railway Co. 1,000 143
Chiba Bank, Ltd. (The) 28,900 159
Chiyoda Corp.(Æ) 31,000 75
Chubu Electric Power Co., Inc. 9,400 114
Citizen Watch Co., Ltd.(Æ) 61,500 172
Concordia Financial Group, Ltd. 29,700 104
Daifuku Co., Ltd. 1,800 181
Dai-ichi Life Holdings, Inc. 58,950 832
Daito Trust Construction Co., Ltd. 2,600 231
Daiwa House Industry Co., Ltd. 4,400 113
DeNA Co., Ltd. 29,700 548
Denso Corp. 17,800 780
Eisai Co., Ltd. 13,440 1,226
Electric Power Development Co., Ltd. 5,100 79
ENEOS Holdings, Inc. 366,600 1,309
Fuji Media Holdings, Inc. 12,900 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FUJIFILM Holdings Corp. 4,200 207
Fujitsu, Ltd. 3,300 452
Fukuoka Financial Group, Inc. 17,800 300
GMO Payment Gateway, Inc. 4,800 516
Gree , Inc. 55,900 273
Hino Motors, Ltd. 96,600 626
Hitachi Metals, Ltd. 110,600 1,700
Hitachi, Ltd. 4,900 166
Honda Motor Co., Ltd. 153,900 3,630
Iida Group Holdings Co., Ltd. 45,400 918
Inpex Corp. 311,100 1,664
Isuzu Motors, Ltd. 101,300 887
ITOCHU Corp. 16,300 417
J Front Retailing Co., Ltd. 13,300 96
Japan Exchange Group, Inc. 8,300 232
Japan Post Holdings Co., Ltd. 20,000 136
Japan Tobacco, Inc. 12,900 236
JGC Holdings Corp. 54,400 565
JSR Corp. 9,700 230
Kajima Corp. 9,000 108
Kawasaki Heavy Industries, Ltd. 7,200 97
KDDI Corp. 28,700 726
Keyence Corp. 4,900 2,284
Kirin Holdings Co., Ltd. 12,800 240
Komatsu, Ltd. 84,600 1,862
Kyocera Corp. 8,000 457
Marubeni Corp. 39,300 223
Mebuki Financial Group, Inc. 50,600 115
Mitsubishi Chemical Holdings Corp. 24,700 143
Mitsubishi Corp. 8,100 194
Mitsubishi Electric Corp. 52,500 709
Mitsubishi Estate Co., Ltd. 46,900 709
Mitsubishi Gas Chemical Co., Inc. 12,700 236
Mitsubishi Heavy Industries, Ltd. 16,100 358
Mitsubishi Motors Corp. 90,500 200
Mitsubishi UFJ Financial Group, Inc. 328,400 1,303
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 31,600 146
Mitsui & Co., Ltd. 66,900 1,149
Mitsui Chemicals, Inc. 5,300 128
MS&AD Insurance Group Holdings, Inc. 24,500 664
Murata Manufacturing Co., Ltd. 7,200 465
NGK Spark Plug Co., Ltd. 8,100 141
Nikon Corp. 47,900 324
Nintendo Co., Ltd. 510 290
Nippon Steel Corp.(Æ) 13,900 131
Nippon Telegraph & Telephone Corp. 8,206 168
Nippon Television Holdings, Inc. 26,800 288
Nissan Motor Co., Ltd. 123,200 438
Nitto Denko Corp. 14,000 913
Nomura Holdings, Inc. 175,500 801
Nomura Real Estate Holdings, Inc. 4,900 93
NTT DOCOMO, Inc. 23,400 868
Obayashi Corp. 16,300 148
Oji Holdings Corp. 32,600 150
ORIX Corp. 12,900 161
Otsuka Holdings Co., Ltd. 5,000 212
Panasonic Corp. 226,700 1,920
Resona Holdings, Inc. 396,700 1,352
Sekisui Chemical Co., Ltd. 9,200 147

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sekisui House, Ltd. 14,000 248
Shimamura Co., Ltd. 10,300 1,007
Shimizu Corp. 12,300 92
Shin-Etsu Chemical Co., Ltd. 22,935 2,993
SMC Corp. 700 390
SoftBank Group Corp. 9,600 593
Sompo Japan Nipponkoa Holdings, Inc. 6,200 215
Sony Corp. 5,710 437
Subaru Corp. 23,600 458
Sumitomo Chemical Co., Ltd. 25,000 83
Sumitomo Corp. 14,200 170
Sumitomo Electric Industries, Ltd. 17,000 191
Sumitomo Mitsui Financial Group, Inc. 82,300 2,290
Sumitomo Mitsui Trust Holdings, Inc. 29,700 790
Suzuki Motor Corp. 23,000 985
T&D Holdings, Inc. 171,600 1,697
Taiheiyo Cement Corp. 5,200 133
Takeda Pharmaceutical Co., Ltd. 37,400 1,332
Teijin, Ltd. 7,000 109
THK Co., Ltd. 23,400 587
Tohoku Electric Power Co., Inc. 12,600 126
Tokio Marine Holdings, Inc. 12,200 534
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 33,900 93
Tokyo Electron, Ltd. 4,300 1,125
Tokyu Fudosan Holdings Corp. 16,800 72
Toppan Printing Co., Ltd. 8,600 121
Toray Industries, Inc. 34,700 159
Tosoh Corp. 7,800 127
Toyota Industries Corp. 2,000 126
Toyota Motor Corp. 9,600 635
Toyota Tsusho Corp. 5,600 156
Trend Micro, Inc. 32,500 1,983
Yamada Denki Co., Ltd. 34,700 173
Z Holdings Corp. 90,800 607
63,465
Jersey - 0.1%
Ferguson PLC 2,301 232
Luxembourg - 1.3%
ArcelorMittal SA(Æ) 84,779 1,131
Eurofins Scientific SE(Æ) 3,077 2,435
RTL Group SA 10,228 403
Spotify Technology SA(Æ) 1,488 361
Tenaris SA 24,829 124
4,454
Macao - 0.1%
Sands China, Ltd. 107,625 419
Malaysia - 0.1%
CIMB Group Holdings BHD 309,300 230
Mexico - 0.3%
Grupo Televisa SAB - ADR(Æ) 143,442 886
Netherlands - 3.9%
ABN AMRO Bank NV(Þ) 77,885 651
Adyen NV(Æ)(Þ) 413 761
Aegon NV 41,917 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ASML Holding NV 3,800 1,401
Exor NV 2,352 128
Heineken NV 35,784 3,180
ING Groep NV 370,947 2,627
Koninklijke Ahold Delhaize NV 11,431 338
Koninklijke KPN NV 253,660 596
Mylan NV(Æ) 71,522 1,061
NN Group NV 5,663 213
PostNL NV - ADR(Æ) 118,940 362
Randstad NV(Æ) 2,989 156
Royal Dutch Shell PLC Class A 83,039 1,047
Yandex NV Class A(Æ)(Ñ) 8,695 567
13,197
New Zealand - 0.3%
a2 Milk Co., Ltd. (The)(Æ) 39,510 401
Fletcher Building, Ltd.(Æ) 37,706 96
Meridian Energy, Ltd. 22,166 72
Spark New Zealand, Ltd. 100,433 313
882
Norway - 0.4%
DNB ASA 10,403 144
Mowi ASA 21,701 385
Norsk Hydro ASA(Æ) 241,043 663
Orkla ASA 25,062 254
1,446
Portugal - 0.1%
Energias de Portugal SA 36,785 181
Russia - 0.3%
Gazprom PJSC - ADR 102,008 444
Lukoil PJSC - ADR 2,628 152
Sberbank of Russia PJSC - ADR 35,611 415
1,011
Singapore - 1.0%
CapitaLand, Ltd. 64,500 129
DBS Group Holdings, Ltd. 63,300 931
Genting Singapore, Ltd. 99,700 49
Oversea-Chinese Banking Corp., Ltd. 21,945 136
Singapore Technologies Engineering,
Ltd. 21,600 55
Singapore Telecommunications, Ltd. 246,700 385
United Overseas Bank, Ltd. 13,200 185
UOL Group, Ltd. 45,800 224
Wilmar International, Ltd. 422,900 1,371
3,465
South Africa - 0.6%
Anglo American PLC 45,049 1,089
Gold Fields, Ltd. - ADR 50,079 615
Impala Platinum Holdings, Ltd. 26,669 231
MTN Group, Ltd. 61,938 208
2,143
South Korea - 2.1%
Hankook Tire & Technology Co., Ltd. 16,742 447
KB Financial Group, Inc. 25,629 827
KT Corp. - ADR 75,080 722

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LG Household & Health Care, Ltd. 1,393 1,728
POSCO 9,115 1,532
Samsung Electronics Co., Ltd. 12,719 641
Shinhan Financial Group Co., Ltd. 54,698 1,272
7,169
Spain - 1.5%
ACS Actividades de Construccion y
Servicios SA 4,727 107
Banco Bilbao Vizcaya Argentaria SA
- ADR 51,081 141
Banco Santander SA - ADR 87,956 164
Bankia SA 460,725 669
CaixaBank SA 392,208 832
Cellnex Telecom SA(Þ) 28,316 1,720
Endesa SA - ADR 15,547 416
Industria de Diseno Textil SA 15,971 444
Naturgy Energy Group SA 6,870 138
Red Electrica Corp. SA 10,423 196
Repsol SA - ADR 21,427 143
Telefonica SA - ADR 40,445 139
5,109
Sweden - 1.7%
Assa Abloy AB Class B 23,135 540
Atlas Copco AB(Æ) 15,908 757
Bausch & Lomb, Inc.(Æ) 19,840 590
ICA Gruppen AB 1,554 79
Investor AB Class B 1,564 102
Kinnevik AB Class B(Æ) 3,988 161
Sandvik AB(Æ) 59,214 1,154
Skandinaviska Enskilda Banken AB
Class A 22,237 197
Skanska AB Class B 7,915 167
SKF AB Class B 9,541 197
Svenska Handelsbanken AB Class A(Æ) 25,391 213
Swedbank AB Class A 10,741 168
Swedish Match AB 7,079 578
Telefonaktiebolaget LM Ericsson Class B 60,973 667
Volvo AB Class B 14,311 275
5,845
Switzerland - 7.9%
ABB, Ltd. 21,007 532
Adecco Group AG 30,586 1,616
Alcon, Inc.(Æ) 6,099 346
Baloise Holding AG 1,774 261
Chocoladefabriken Lindt & Spruengli
AG 23 194
Cie Financiere Richemont SA Class A 1,133 76
Credit Suisse Group AG 71,831 719
Glencore PLC(Æ) 159,427 330
Julius Baer Group, Ltd. 22,974 979
Kuehne & Nagel International AG 1,290 250
LafargeHolcim , Ltd.(Æ) 35,015 1,596
Lonza Group AG 874 540
Nestle SA 43,121 5,117
Novartis AG 36,441 3,167
Partners Group Holding AG 1,477 1,359
Roche Holding AG 9,228 3,157
SGS SA 156 418
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Swiss Life Holding AG 800 302
Swiss Re AG 6,770 501
Swisscom AG 399 212
Temenos AG 8,019 1,080
UBS Group AG 283,757 3,168
Zurich Insurance Group AG 2,516 875
26,795
Taiwan - 2.1%
Catcher Technology Co., Ltd. 119,513 752
Hon Hai Precision Industry Co., Ltd. 412,184 1,103
Innolux Corp.(Æ) 1,155,000 377
MediaTek , Inc. 33,000 696
Shin Kong Financial Holding Co., Ltd. 1,105,000 308
Taiwan Semiconductor Manufacturing
Co., Ltd. 93,000 1,397
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 32,979 2,674
7,307
Thailand - 0.1%
Kasikornbank PCL 195,800 476
United Kingdom - 10.4%
3i Group PLC 29,168 374
Admiral Group PLC 8,940 302
Ashtead Group PLC 6,357 228
Associated British Foods PLC 2,027 49
AstraZeneca PLC 14,138 1,539
Aviva PLC 192,090 706
Babcock International Group PLC 90,925 292
BAE Systems PLC 26,210 162
Barclays PLC 610,355 768
Barratt Developments PLC 42,308 259
Berkeley Group Holdings PLC 6,208 338
BP PLC 391,796 1,138
British American Tobacco PLC 14,755 530
British Land Co. PLC (The)(ö) 52,154 227
BT Group PLC 465,803 592
Centrica PLC 467,952 242
Coca-Cola European Partners PLC 1,154 45
Compass Group PLC 96,935 1,455
Diageo PLC 22,800 781
Direct Line Insurance Group PLC 95,746 333
Experian PLC 7,218 270
Fiat Chrysler Automobiles NV 18,218 223
Halma PLC 8,601 259
HSBC Holdings PLC 396,323 1,540
Imperial Tobacco Group PLC 5,982 105
InterContinental Hotels Group PLC(Æ) 980 51
Intermediate Capital Group PLC(Æ) 29,042 446
J Sainsbury PLC 1,180,187 2,902
John Wood Group PLC 596,241 1,634
Johnson Matthey PLC 5,879 178
Kingfisher PLC 318,042 1,215
Land Securities Group PLC(ö) 34,795 234
Legal & General Group PLC 91,982 223
Linde PLC 11,598 2,746
Lloyds Banking Group PLC 641,761 218
London Stock Exchange Group PLC 4,342 497
M&G PLC 56,894 116

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Marks & Spencer Group PLC 175,249 219
National Grid PLC 12,933 149
Natwest Group PLC 402,467 550
Persimmon PLC Class A 10,068 320
Prudential PLC 7,296 104
Reckitt Benckiser Group PLC 763 74
RELX PLC 2,687 59
Royal Dutch Shell PLC Class B 58,161 704
RSA Insurance Group PLC 71,346 415
Scottish & Southern Energy PLC 10,113 157
Segro PLC(ö) 30,362 365
Smith & Nephew PLC 32,132 626
Smiths Group PLC 3,388 60
St. James's Place PLC 15,239 182
Standard Chartered PLC 364,533 1,671
Standard Life Aberdeen PLC(Æ) 127,622 372
Taylor Wimpey PLC 134,449 187
TechnipFMC PLC 210,368 1,327
Tesco PLC 301,318 826
Travis Perkins PLC 115,406 1,605
Unilever NV 2,045 123
Unilever PLC 2,116 130
Vodafone Group PLC 842,721 1,118
Wausau Paper Corp. 110,875 866
Wm Morrison Supermarkets PLC 80,853 177
35,603
United States - 0.1%
Ovintiv , Inc. 21,385 175
VEON, Ltd.(Æ) 134,442 169
344
Total Common Stocks
(cost $337,480) 306,670
Preferred Stocks - 1.7%
Germany - 0.9%
Porsche Automobil Holding SE
4.463% (Ÿ) 5,695 340
Volkswagen AG
3.529% (Ÿ) 16,183 2,605
2,945
South Korea - 0.8%
Samsung Electronics Co., Ltd.
2.006% (Ÿ) 63,953 2,759
Total Preferred Stocks
(cost $5,493) 5,704
Short-Term Investments - 5.0%
United States - 5.0%
U.S. Cash Management Fund(@) 17,103,706 (∞) 17,100
Total Short-Term Investments
(cost $17,102) 17,100
Other Securities - 0.3%
U.S. Cash Collateral Fund(@)(×) 1,096,016 (∞) 1,096
Total Other Securities
(cost $1,096) 1,096
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Investments - 96.9%
(identified cost $361,171) 330,570
Other Assets and Liabilities, Net
- 3.1%
10,482
Net Assets - 100.0%
341,052

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 International Developed Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.4%
ABN AMRO Bank NV 06/26/19 EUR 77,885 15.24 1,187
651
Adyen NV 07/25/19 EUR 413 757.58 313
761
Amundi SA 02/21/19 EUR 21,112 64.32 1,358
1,488
Cellnex Telecom SA 06/19/17 EUR 28,316 30.29 858
1,720
Covestro AG 08/15/19 EUR 43,338 37.86 1,641
2,152
Poste Italiane SpA 06/26/19 EUR 14,442 10.45 151
128
WH Group, Ltd. 06/26/19 HKD 123,000 1.02 125
100
Worldline SA 02/14/20 EUR 5,557 78.98 439
456
Zalando SE 12/12/19 EUR 9,199 48.75 448
861
8,317
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 477 EUR 15,235 12/20
(665)
FTSE 100 Index Futures 124 GBP 7,243 12/20
(300)
S&P/TSX 60 Index Futures 77 CAD 14,807 12/20
(42)
SPI 200 Index Futures 101 AUD 14,650 12/20
(178)
TOPIX Index Futures 114 JPY 1,853,071 12/20
268
Short Positions
Hang Seng Index Futures 16 HKD 18,744 10/20
(21)
MSCI Emerging Markets Index Futures 627 USD 34,124 12/20
222
MSCI Singapore Index Futures 36 SGD 1,018 10/20
(1)
S&P 500 E-Mini Index Futures 76 USD 12,738 12/20
77
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(640)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 98 AUD 137 10/02/20 —
Bank of America USD 7,252 NOK 65,000 12/16/20 (283)
Bank of America HKD 831 USD 107 10/06/20 —
Bank of America JPY 9,150 USD 87 10/01/20 —
Bank of America JPY 14,616 USD 138 10/02/20 —
Bank of Montreal USD 2,568 AUD 3,531 12/16/20 (38)
Bank of Montreal USD 3,442 CAD 4,542 12/16/20 (29)
Bank of Montreal USD 2,011 EUR 1,698 12/16/20 (16)
Bank of Montreal USD 1,625 GBP 1,251 12/16/20 (11)
Bank of Montreal USD 3,685 JPY 390,783 12/16/20 24
Bank of Montreal NOK 7,098 USD 785 12/16/20 24
Bank of New York USD 2,569 AUD 3,531 12/16/20 (40)
Bank of New York USD 3,449 CAD 4,542 12/16/20 (36)
Bank of New York USD 2,010 EUR 1,698 12/16/20 (15)
Bank of New York USD 1,627 GBP 1,251 12/16/20 (12)
Bank of New York USD 3,683 JPY 390,783 12/16/20 26
Bank of New York NOK 7,098 USD 787 12/16/20 26
JPMorgan Chase USD 2,565 AUD 3,531 12/16/20 (36)
JPMorgan Chase USD 3,442 CAD 4,542 12/16/20 (30)
JPMorgan Chase USD 2,010 EUR 1,698 12/16/20 (16)
JPMorgan Chase USD 1,621 GBP 1,251 12/16/20 (6)
JPMorgan Chase USD 3,685 JPY 390,783 12/16/20 24

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 29
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase NOK 7,098 USD 784 12/16/20 22
Royal Bank of Canada USD 2,565 AUD 3,531 12/16/20 (36)
Royal Bank of Canada USD 3,442 CAD 4,542 12/16/20 (30)
Royal Bank of Canada USD 184 CHF 170 10/02/20 —
Royal Bank of Canada USD 2,010 EUR 1,698 12/16/20 (16)
Royal Bank of Canada USD 1,621 GBP 1,251 12/16/20 (6)
Royal Bank of Canada USD 3,685 JPY 390,783 12/16/20 24
Royal Bank of Canada EUR 760 USD 890 10/02/20 —
Royal Bank of Canada GBP 71 USD 92 10/02/20 —
Royal Bank of Canada NOK 7,098 USD 783 12/16/20 22
Standard Chartered USD 2,567 AUD 3,531 12/16/20 (36)
Standard Chartered USD 3,441 CAD 4,542 12/16/20 (28)
Standard Chartered USD 2,010 EUR 1,698 12/16/20 (16)
Standard Chartered USD 1,626 GBP 1,251 12/16/20 (11)
Standard Chartered USD 3,685 JPY 390,783 12/16/20 25
Standard Chartered NOK 7,098 USD 784 12/16/20 23
State Street USD 110 CHF 100 12/16/20 (1)
State Street USD 1,287 SEK 11,260 12/16/20 (28)
State Street DKK 13,240 USD 2,108 12/16/20 20
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(516)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 122 $ — $ —
$ —
$ 122
Australia — 5,115 —
—
5,115
Austria — 532 —
—
532
Belgium — 1,324 —
—
1,324
Brazil 356 — —
—
356
Canada 14,161 — —
—
14,161
Cayman Islands — 1,475 —
—
1,475
China 5,252 7,667 —
—
12,919
Colombia — 17 —
—
17
Denmark — 8,704 —
—
8,704
Finland — 4,551 —
—
4,551
France — 29,730 —
—
29,730
Germany 140 16,182 —
—
16,322
Hong Kong — 8,010 —
—
8,010
India — 3,619 —
—
3,619
Indonesia — 188 —
—
188
Ireland 6,432 4,181 —
—
10,613
Israel — 903 —
—
903
Italy — 7,350 —
—
7,350
Japan — 63,465 —
—
63,465
Jersey — 232 —
—
232
Luxembourg 361 4,093 —
—
4,454
Macao — 419 —
—
419
Malaysia — 230 —
—
230

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 International Developed Markets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Mexico 886 — —
—
886
Netherlands 1,628 11,569 —
—
13,197
New Zealand — 882 —
—
882
Norway — 1,446 —
—
1,446
Portugal — 181 —
—
181
Russia — 1,011 —
—
1,011
Singapore — 3,465 —
—
3,465
South Africa 615 1,528 —
—
2,143
South Korea 722 6,447 —
—
7,169
Spain — 5,109 —
—
5,109
Sweden — 5,845 —
—
5,845
Switzerland — 26,795 —
—
26,795
Taiwan 2,674 4,633 —
—
7,307
Thailand — 476 —
—
476
United Kingdom 1,372 34,231 —
—
35,603
United States 344 — —
—
344
Preferred Stocks — 5,704 — — 5,704
Short-Term Investments — — — 17,100 17,100
Other Securities — — — 1,096 1,096
Total Investments 35,065 277,309 — 18,196 330,570
Other Financial Instruments
Assets
Futures Contracts 56 7 — —
—
56 7
Foreign Currency Exchange Contracts 1 259 —
—
260
Liabilities
Futures Contracts (1,20 7 ) — —
—
(1,20 7 )
Foreign Currency Exchange Contracts (1) (775) —
—
(776)
Total Other Financial Instruments
*
$ (640) $ (516) $ — $ — $ (1,156)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Sector Exposure
Fair Value
$
Consumer Discretionary ..........................................................
45,853
Consumer Staples ...................................................................
15,188
Energy ....................................................................................
15,098
Financial Services ...................................................................
74,377
Health Care .............................................................................
23,229

Russell Investment Funds
International Developed Markets Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 31
Materials and Processing ........................................................
37,806
Producer Durables ..................................................................
44,632
Technology ..............................................................................
40,899
Utilities ...................................................................................
15,292
Short-Term Investments ..........................................................
17,100
Other Investments ...................................................................
1,096
Total Investments .................................................................... 330,570

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.1%
Asset-Backed Securities - 7.3%
ACE Securities Corp. Home Equity Loan
Trust
Series 2005-HE3 Class M2
0.843% due 05/25/35 (USD 1 Month
LIBOR + 0.675%)(Ê) 17 17
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 510 504
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 340 315
Asset Backed Securities Corp. Home
Equity Loan Trust
Series 2007-HE1 Class A4
0.308% due 12/25/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 401 384
Avis Budget Rental Car Funding
(AESOP) LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 600 634
BCAP LLC Trust
Series 2014-RR3 Class 3A2
0.954% due 07/26/36 (~)(Ê)(Þ) 781 686
Series 2014-RR3 Class 5A2
0.964% due 10/26/36 (~)(Ê)(Þ) 492 431
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 692 648
CAL Funding II, Ltd.
Series 2018-2A Class A
4.340% due 09/25/43 (Þ) 237 243
Carlyle Global Market Strategies CLO,
Ltd.
Series 2017-2A Class AR
2.025% due 01/18/29 (USD 3 Month
LIBOR + 0.890%)(Ê)(Þ) 760 751
Cedar Funding, Ltd.
Series 2018-5A Class A1R
2.235% due 07/17/31 (USD 3 Month
LIBOR + 1.100%)(Ê)(Þ) 1,600 1,578
Conseco Financial Corp.
Series 1998-2 Class M1
6.940% due 12/01/28 (~)(Ê) 1,236 1,214
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 1,538 1,663
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 321 329
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (USD 3 Month
LIBOR + 1.220%)(Ê)(Þ) 1,230 1,222
Education Loan Asset-Backed Trust I
Series 2013-1 Class A2
0.968% due 04/26/32 (USD 1 Month
LIBOR + 0.800%)(Ê)(Þ) 580 576
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.118% due 10/25/35 (USD 1 Month
LIBOR + 1.950%)(Ê) 300 299
FirstKey Homes 2020-SFR1 Trust
Series 2020-SFR1 Class A
1.339% due 09/17/25 (Þ) 881 884
Flatiron CLO, Ltd.
Series 2017-1A Class A
1.642% due 05/15/30 (USD 3 Month
LIBOR + 1.250%)(Ê)(Þ) 1,000 992
Goldentree Loan Management US CLO
2, Ltd.
Series 2017-2A Class A
2.285% due 11/28/30 (USD 3 Month
LIBOR + 1.150%)(Ê)(Þ) 1,300 1,288
Series 2020-7A Class A
2.308% due 04/20/31 (USD 3 Month
LIBOR + 1.900%)(Ê)(Þ) 1,147 1,151
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (USD 1 Month
LIBOR + 2.000%)(Ê) 775 718
HSI Asset Securitization Corp. Trust
Series 2007-OPT1 Class 1A
0.314% due 12/25/36 (USD 1 Month
LIBOR + 0.140%)(Ê) 231 195
Invitation Homes Trust
Series 2017-SFR2 Class A
3.153% due 12/17/36 (USD 1 Month
LIBOR + 0.850%)(Ê)(Þ) 1,378 1,374
LCM XXIII, Ltd.
Series 2020-23A Class A1R
2.205% due 10/20/29 (USD 3 Month
LIBOR + 1.070%)(Ê)(Þ) 1,020 1,006
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (USD 3 Month
LIBOR + 1.210%)(Ê)(Þ) 1,124 1,109
Legacy Mortgage Asset Trust
Series 2019-GS4 Class A1
3.438% due 05/25/59 (~)(Ê)(Þ) 408 409
Long Beach Mortgage Loan Trust
Series 2004-1 Class M1
0.918% due 02/25/34 (USD 1 Month
LIBOR + 0.750%)(Ê) 775 755
Series 2004-4 Class M1
1.068% due 10/25/34 (USD 1 Month
LIBOR + 0.900%)(Ê) 547 537
Madison Park Funding XIII, Ltd.
Series 2018-13A Class AR2
2.085% due 04/19/30 (USD 3 Month
LIBOR + 0.950%)(Ê)(Þ) 574 569
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (USD 3 Month
LIBOR + 1.190%)(Ê)(Þ) 1,922 1,898
Magnetite XVIII, Ltd.
Series 2018-18A Class AR
1.472% due 11/15/28 (USD 3 Month
LIBOR + 1.080%)(Ê)(Þ) 1,488 1,480
Navient Student Loan Trust
Series 2015-1 Class A2

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.768% due 04/25/40 (USD 1 Month
LIBOR + 0.600%)(Ê) 162 159
Series 2020-EA Class A
1.690% due 05/15/69 (Þ) 4,091 4,145
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 991 994
New Century Home Equity Loan Trust
Series 2003-6 Class M1
1.605% due 01/25/34 (USD 1 Month
LIBOR + 1.080%)(Ê) 325 313
OneMain Financial Issuance Trust
Series 2020-2A Class A
1.750% due 09/14/35 (Þ) 1,382 1,392
Option One Mortgage Loan Trust
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37 (~)(Ê) 705 719
Popular ABS Mortgage Pass-Through
Trust
Series 2006-C Class A4
0.418% due 07/25/36 (USD 1 Month
LIBOR + 0.250%)(Ê) 204 203
Series 2006-D Class A3
0.428% due 11/25/36 (USD 1 Month
LIBOR + 0.260%)(Ê) 1,054 1,038
Preston Ridge Partners Mortgage LLC
Series 2019-2A Class A1
3.967% due 04/25/24 (~)(Ê)(Þ) 586 591
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 2,525 2,516
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 94 66
Residential Asset Mortgage Products
Trust
Series 2006-RZ1 Class M4
0.738% due 03/25/36 (USD 1 Month
LIBOR + 0.570%)(Ê) 960 931
Riserva CLO, Ltd.
Series 2019-3A Class AR
2.275% due 10/18/28 (USD 3 Month
LIBOR + 1.140%)(Ê)(Þ) 940 934
SBA Small Business Investment Cos.
Series 2017-10A Class 1
2.845% due 03/10/27 176 188
Series 2019-10A Class 1
3.113% due 03/10/29 176 188
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (USD 3 Month
LIBOR + 1.000%)(Ê)(Þ) 930 909
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
0.643% due 06/15/39 (USD 3 Month
LIBOR + 0.330%)(Ê) 168 159
Series 2006-A Class A5
0.603% due 06/15/39 (USD 3 Month
LIBOR + 0.290%)(Ê) 171 163
SMB Private Education Loan Trust
Series 2019-B Class A2B
1.185% due 06/15/37 (USD 1 Month
LIBOR + 1.000%)(Ê)(Þ) 190 190
SoFi Professional Loan Program Trust
Series 2019-A Class A2FX
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.690% due 06/15/48 (Þ) 730 772
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 754 771
SpringCastle America Funding LLC
Series 2020-AA Class A
1.970% due 09/25/37 (Þ) 3,957 3,970
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
0.888% due 09/25/35 (USD 1 Month
LIBOR + 0.720%)(Ê) 461 458
Sunrun Callisto Issuer, LLC
Series 2019-2 Class A
3.610% due 02/01/55 (Þ) 590 618
TAL Advantage VII LLC
Series 2020-1A Class A
2.050% due 09/20/45 (Þ) 2,159 2,164
Textainer Marine Containers VII, Ltd.
Series 2020-1A Class A
2.730% due 08/21/45 (Þ) 1,712 1,750
Textainer Marine Containers, Ltd.
Series 2020-2A Class A
2.100% due 09/20/45 (Þ) 1,576 1,577
THL Credit Wind River CLO, Ltd.
Series 2017-2A Class AR
2.365% due 10/18/30 (USD 3 Month
LIBOR + 1.230%)(Ê)(Þ) 998 987
Towd Point Mortgage Trust
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 144 146
Series 2017-1 Class A1
2.750% due 10/25/56 (~)(Ê)(Þ) 729 747
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 370 381
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 1,748 1,893
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 1,563 1,656
Series 2020-MH1 Class A1
2.250% due 02/25/60 (~)(Ê)(Þ) 3,243 3,307
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 67 71
Series 2019-25G Class 1
2.690% due 07/01/44 68 73
Voya CLO, Ltd.
Series 2020-2A Class A1RR
2.155% due 04/17/30 (USD 3 Month
LIBOR + 1.020%)(Ê)(Þ) 2,454 2,414
65,412
Corporate Bonds and Notes - 24.9%
3M Co.
2.375% due 08/26/29 70 76
3.050% due 04/15/30 30 34
3.700% due 04/15/50 170 203
ABB Finance USA, Inc.
2.875% due 05/08/22 720 749
Abbott Laboratories
3.750% due 11/30/26 151 175
4.750% due 11/30/36 60 80
4.900% due 11/30/46 80 113
AbbVie, Inc.
3.450% due 03/15/22 (Þ) 285 295

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 11/21/22 (Þ) 440 455
3.750% due 11/14/23 30 33
2.600% due 11/21/24 (Þ) 390 414
3.800% due 03/15/25 (Þ) 60 67
3.600% due 05/14/25 60 66
2.950% due 11/21/26 (Þ) 100 109
3.200% due 11/21/29 (Þ) 480 528
4.550% due 03/15/35 (Þ) 10 12
4.250% due 11/21/49 (Þ) 20 24
Aetna, Inc.
2.800% due 06/15/23 30 32
Air Lease Corp.
3.375% due 07/01/25 80 82
Series GMTN
3.750% due 06/01/26 881 896
Aircastle , Ltd.
4.250% due 06/15/26 864 799
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 702 785
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (USD 3 Month
LIBOR + 2.938%)(Ê) 752 781
Ally Financial, Inc.
8.000% due 11/01/31 554 737
Alphabet, Inc.
0.450% due 08/15/25 30 30
0.800% due 08/15/27 50 50
1.100% due 08/15/30 50 50
2.050% due 08/15/50 90 84
Altria Group, Inc.
3.490% due 02/14/22 40 42
2.850% due 08/09/22 170 177
3.800% due 02/14/24 110 120
2.350% due 05/06/25 30 32
4.400% due 02/14/26 350 403
10.200% due 02/06/39 282 472
5.375% due 01/31/44 643 793
3.875% due 09/16/46 70 72
5.950% due 02/14/49 100 134
Amazon.com, Inc.
0.800% due 06/03/25 140 141
1.200% due 06/03/27 190 192
1.500% due 06/03/30 160 163
4.950% due 12/05/44 60 85
2.500% due 06/03/50 140 142
Series WI
5.200% due 12/03/25 100 122
3.150% due 08/22/27 220 251
3.875% due 08/22/37 50 62
4.050% due 08/22/47 70 90
4.250% due 08/22/57 30 41
Ambac Assurance Corp.
5.100% due 12/31/99 (Þ) 1 1
Ambac LSNI LLC
6.000% due 02/12/23 (USD 3 Month
LIBOR + 5.000%)(Ê)(Þ) 3,690 3,690
American International Group, Inc.
2.500% due 06/30/25 70 75
3.750% due 07/10/25 110 123
Amgen, Inc.
3.625% due 05/22/24 10 11
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 05/01/45 100 124
Andeavor LLC
Series WI
5.125% due 12/15/26 225 239
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 470 525
4.900% due 02/01/46 70 87
Anheuser-Busch InBev Worldwide, Inc.
4.150% due 01/23/25 360 406
4.000% due 04/13/28 20 23
4.750% due 01/23/29 90 109
3.500% due 06/01/30 70 80
4.350% due 06/01/40 160 187
5.550% due 01/23/49 160 217
4.500% due 06/01/50 290 348
Anthem, Inc.
3.125% due 05/15/22 30 31
2.950% due 12/01/22 80 84
3.350% due 12/01/24 30 33
3.650% due 12/01/27 110 125
4.650% due 08/15/44 632 791
Aon Corp.
8.205% due 01/01/27 172 221
Apache Corp.
3.250% due 04/15/22 16 16
4.375% due 10/15/28 60 55
5.100% due 09/01/40 413 371
4.750% due 04/15/43 666 591
4.250% due 01/15/44 120 102
Apple, Inc.
2.400% due 05/03/23 716 753
1.125% due 05/11/25 280 286
2.450% due 08/04/26 110 120
4.650% due 02/23/46 100 139
ArcelorMittal SA
6.125% due 06/01/25 170 196
Ares Capital Corp.
3.500% due 02/10/23 261 268
3.250% due 07/15/25 914 908
AT&T, Inc.
3.875% due 01/15/26 685 777
3.800% due 02/15/27 150 169
2.300% due 06/01/27 240 252
1.650% due 02/01/28 200 200
2.250% due 02/01/32 40 40
3.100% due 02/01/43 150 146
4.350% due 06/15/45 26 29
3.500% due 09/15/53 (Þ) 231 225
3.550% due 09/15/55 (Þ) 83 79
Athene Holding, Ltd.
4.125% due 01/12/28 630 683
Avnet, Inc.
4.875% due 12/01/22 410 439
Avon Products, Inc.
7.000% due 03/15/23 302 321
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (USD 3 Month
LIBOR + 0.400%)(Ê)(ƒ) 70 69
Bank of America Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.550% due 03/05/24 (USD 3 Month
LIBOR + 0.780%)(Ê) 130 138
4.000% due 01/22/25 175 195
3.366% due 01/23/26 (USD 3 Month
LIBOR + 0.810%)(Ê) 325 354
4.250% due 10/22/26 340 393
4.271% due 07/23/29 (USD 3 Month
LIBOR + 1.310%)(Ê) 200 234
3.974% due 02/07/30 (USD 3 Month
LIBOR + 1.210%)(Ê) 500 581
2.592% due 04/29/31 (SOFR +
2.150%)(Ê) 140 148
5.000% due 01/21/44 555 767
4.330% due 03/15/50 (USD 3 Month
LIBOR + 1.520%)(Ê) 30 38
4.083% due 03/20/51 (USD 3 Month
LIBOR + 3.150%)(Ê) 440 544
Series AA
6.100% due 12/31/49 (USD 3 Month
LIBOR + 3.898%)(Ê)(ƒ) 10 11
Series GMTN
3.300% due 01/11/23 460 488
4.450% due 03/03/26 30 34
3.500% due 04/19/26 640 717
3.593% due 07/21/28 (USD 3 Month
LIBOR + 1.370%)(Ê) 260 291
Series WI
3.004% due 12/20/23 (USD 3 Month
LIBOR + 0.790%)(Ê) 42 44
3.419% due 12/20/28 (USD 3 Month
LIBOR + 1.040%)(Ê) 482 537
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 70 73
BankUnited , Inc.
4.875% due 11/17/25 661 750
Barrick NA Finance LLC
5.700% due 05/30/41 130 183
BAT Capital Corp.
Series WI
3.557% due 08/15/27 445 481
4.540% due 08/15/47 160 171
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 682 743
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 726 790
Becton Dickinson and Co.
3.363% due 06/06/24 180 195
3.734% due 12/15/24 706 780
4.685% due 12/15/44 8 10
Bed Bath & Beyond, Inc.
5.165% due 08/01/44 73 54
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 699 797
Series WI
2.800% due 01/15/23 245 258
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 130 169
Berkshire Hathaway, Inc.
3.125% due 03/15/26 694 775
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 20 20
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boardwalk Pipelines, LP
4.800% due 05/03/29 710 773
Boeing Co. (The)
4.875% due 05/01/25 390 425
3.100% due 05/01/26 20 20
2.700% due 02/01/27 40 39
2.800% due 03/01/27 30 29
3.200% due 03/01/29 120 118
5.150% due 05/01/30 190 213
3.250% due 02/01/35 450 423
6.625% due 02/15/38 656 788
3.550% due 03/01/38 30 27
5.705% due 05/01/40 160 187
3.750% due 02/01/50 60 55
5.805% due 05/01/50 370 446
5.930% due 05/01/60 100 123
Booking Holdings, Inc.
4.625% due 04/13/30 666 796
BP Capital Markets America, Inc.
3.245% due 05/06/22 10 10
2.520% due 09/19/22 250 259
2.937% due 04/06/23 10 11
3.216% due 11/28/23 290 312
3.790% due 02/06/24 30 33
3.410% due 02/11/26 200 223
3.119% due 05/04/26 120 133
3.633% due 04/06/30 80 92
3.000% due 02/24/50 320 304
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 829 793
Bristol-Myers Squibb Co.
Series WI
2.600% due 05/16/22 90 93
3.550% due 08/15/22 30 32
2.900% due 07/26/24 400 433
3.875% due 08/15/25 230 263
3.200% due 06/15/26 190 214
3.900% due 02/20/28 380 450
3.400% due 07/26/29 170 198
5.000% due 08/15/45 80 112
Broadcom, Inc.
Series WI
2.250% due 11/15/23 180 187
4.700% due 04/15/25 280 318
3.150% due 11/15/25 220 237
Buckeye Partners, LP
4.350% due 10/15/24 310 304
4.125% due 12/01/27 149 141
5.850% due 11/15/43 103 95
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 531 552
4.350% due 03/15/24 220 242
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 220 242
4.550% due 09/01/44 461 599
4.150% due 04/01/45 100 125
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 40 44
3.302% due 01/15/35 (Þ) 230 259
Cargill, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.375% due 07/23/23 (Þ) 110 113
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 40 41
2.242% due 02/15/25 (Þ) 90 94
2.493% due 02/15/27 (Þ) 20 21
2.722% due 02/15/30 (Þ) 160 167
2.700% due 02/15/31 (Þ) 50 52
3.377% due 04/05/40 (Þ) 60 63
3.577% due 04/05/50 (Þ) 60 63
Caterpillar Financial Services Corp.
1.950% due 11/18/22 761 786
Caterpillar, Inc.
4.750% due 05/15/64 603 848
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 10 11
4.500% due 05/01/32 (Þ) 270 282
Centene Corp.
Series WI
4.625% due 12/15/29 60 65
3.375% due 02/15/30 50 52
CenturyLink, Inc.
Series T
5.800% due 03/15/22 366 379
CF Industries, Inc.
3.450% due 06/01/23 642 658
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.050% due 03/30/29 240 287
5.375% due 04/01/38 80 97
5.750% due 04/01/48 350 433
4.800% due 03/01/50 40 46
Series WI
4.908% due 07/23/25 530 613
6.384% due 10/23/35 20 27
6.484% due 10/23/45 639 852
6.834% due 10/23/55 20 28
Cheniere Corpus Christi Holdings LLC
Series WI
5.125% due 06/30/27 719 801
Cheniere Energy, Inc.
4.625% due 10/15/28 (Þ) 60 62
Chevron Corp.
2.355% due 12/05/22 784 814
1.554% due 05/11/25 130 135
2.954% due 05/16/26 70 78
1.995% due 05/11/27 50 53
3.078% due 05/11/50 10 11
Chubb INA Holdings, Inc.
3.350% due 05/03/26 30 34
Cigna Corp.
Series WI
3.750% due 07/15/23 170 184
4.125% due 11/15/25 130 149
4.375% due 10/15/28 460 546
6.125% due 11/15/41 335 471
Cimarex Energy Co.
4.375% due 06/01/24 10 11
3.900% due 05/15/27 210 212
4.375% due 03/15/29 200 207
Cintas Corp. No. 2
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 04/01/22 60 62
3.700% due 04/01/27 70 81
CIT Bank NA
Series BKNT
2.969% due 09/27/25 (SOFR +
1.715%)(Ê) 812 806
Citigroup, Inc.
1.678% due 05/15/24 (SOFR +
1.667%)(Ê) 130 133
3.106% due 04/08/26 (SOFR +
2.750%)(Ê) 100 108
4.450% due 09/29/27 610 707
4.412% due 03/31/31 (SOFR +
3.914%)(Ê) 160 192
2.572% due 06/03/31 (SOFR +
2.107%)(Ê) 310 326
8.125% due 07/15/39 450 784
5.300% due 05/06/44 101 135
4.750% due 05/18/46 220 277
4.650% due 07/23/48 35 46
Series 9-RG
4.650% due 07/30/45 147 192
Series P
5.950% due 12/31/49 (USD 3 Month
LIBOR + 3.905%)(Ê)(ƒ) 260 272
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 112 86
CME Group, Inc.
5.300% due 09/15/43 30 44
CNH Industrial Capital LLC
4.200% due 01/15/24 760 816
Coca-Cola Co. (The)
2.950% due 03/25/25 40 44
3.375% due 03/25/27 90 103
1.450% due 06/01/27 130 134
2.500% due 06/01/40 10 10
2.600% due 06/01/50 50 51
2.500% due 03/15/51 60 60
Columbia Pipeline Group, Inc.
Series WI
5.800% due 06/01/45 317 413
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 583 694
Comcast Corp.
3.700% due 04/15/24 260 287
3.100% due 04/01/25 10 11
3.950% due 10/15/25 230 264
3.150% due 03/01/26 80 89
3.300% due 04/01/27 50 57
4.150% due 10/15/28 350 422
3.400% due 04/01/30 70 81
4.250% due 10/15/30 120 147
6.500% due 11/15/35 90 136
6.550% due 07/01/39 200 309
3.250% due 11/01/39 10 11
3.750% due 04/01/40 10 12
3.400% due 07/15/46 20 22
4.000% due 03/01/48 20 24
4.700% due 10/15/48 30 40
3.450% due 02/01/50 110 125
Concho Resources, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 37
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 10/01/27 150 162
4.300% due 08/15/28 90 99
Consolidated Edison Company of New
York, Inc.
Series 20A
3.350% due 04/01/30 50 58
Series 20B
3.950% due 04/01/50 30 36
Constellation Brands, Inc.
4.750% due 11/15/24 40 46
Continental Airlines Pass-Through Trust
Series 071A Class A
5.983% due 04/19/22 67 65
Continental Resources, Inc.
4.500% due 04/15/23 238 227
3.800% due 06/01/24 236 219
4.900% due 06/01/44 10 8
Series WI
4.375% due 01/15/28 167 145
Costco Wholesale Corp.
1.375% due 06/20/27 200 205
1.600% due 04/20/30 120 122
Credit Suisse Group AG
2.950% due 04/09/25 250 273
Series WI
4.550% due 04/17/26 686 799
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 133 158
CVS Health Corp.
2.750% due 12/01/22 90 94
3.700% due 03/09/23 113 121
2.625% due 08/15/24 200 213
4.100% due 03/25/25 46 52
3.625% due 04/01/27 40 45
4.300% due 03/25/28 390 456
3.250% due 08/15/29 200 221
3.750% due 04/01/30 110 126
4.780% due 03/25/38 70 85
4.125% due 04/01/40 40 45
5.125% due 07/20/45 140 176
5.050% due 03/25/48 325 413
DAE Funding LLC
5.750% due 11/15/23 (Þ) 20 20
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 30 29
Deere & Co.
3.100% due 04/15/30 20 23
3.750% due 04/15/50 150 186
Delhaize America, Inc.
9.000% due 04/15/31 154 244
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 1,382 1,518
Series 2002-1
6.718% due 01/02/23 64 62
Delta Air Lines, Inc.
3.625% due 03/15/22 470 462
3.800% due 04/19/23 30 29
2.900% due 10/28/24 166 148
7.375% due 01/15/26 160 168
4.375% due 04/19/28 136 121
Delta Air Lines, Inc. / SkyMiles IP, Ltd.
4.500% due 10/20/25 (Þ) 90 92
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 10/20/28 (Þ) 90 93
Devon Energy Corp.
5.850% due 12/15/25 440 493
7.875% due 09/30/31 150 194
5.000% due 06/15/45 180 171
Diageo Investment Corp.
2.875% due 05/11/22 90 94
Diamondback Energy, Inc.
3.500% due 12/01/29 110 106
Series WI
5.375% due 05/31/25 30 31
Discover Bank
Series BKNT
2.700% due 02/06/30 815 852
Discover Financial Services
3.850% due 11/21/22 703 750
DISH DBS Corp.
Series WI
5.875% due 11/15/24 150 154
7.750% due 07/01/26 30 33
Dollar General Corp.
3.250% due 04/15/23 10 11
Dominion Energy, Inc.
7.000% due 06/15/38 20 31
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 265 385
Duke Energy Carolinas LLC
5.300% due 02/15/40 30 42
4.000% due 09/30/42 100 122
Eaton Corp.
2.750% due 11/02/22 150 157
4.150% due 11/02/42 40 49
Edison International
4.125% due 03/15/28 718 736
Embarq Corp.
7.995% due 06/01/36 234 277
Enable Midstream Partners, LP
4.150% due 09/15/29 762 706
Enbridge Energy Partners, LP
7.375% due 10/15/45 484 707
Energy Transfer Operating, LP
5.875% due 01/15/24 653 718
4.500% due 04/15/24 100 106
2.900% due 05/15/25 30 30
5.250% due 04/15/29 30 32
3.750% due 05/15/30 340 329
6.250% due 04/15/49 30 31
Series 10Y
4.950% due 06/15/28 40 42
Series F
6.750% due 12/31/99 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 5.134%)(Ê)(ƒ) 90 69
Energy Transfer Partners, LP / Regency
Energy Finance Corp.
5.000% due 10/01/22 516 542
EnLink Midstream Partners, LP
4.400% due 04/01/24 193 174
4.150% due 06/01/25 207 178
Enterprise Products Operating LLC
3.900% due 02/15/24 30 33
4.150% due 10/16/28 310 362

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.800% due 01/31/30 100 106
7.550% due 04/15/38 20 28
4.850% due 03/15/44 20 23
4.200% due 01/31/50 160 170
3.700% due 01/31/51 70 69
Series D
6.875% due 03/01/33 624 835
EOG Resources, Inc.
4.150% due 01/15/26 40 46
4.375% due 04/15/30 20 24
3.900% due 04/01/35 140 157
4.950% due 04/15/50 50 61
EPR Properties Co.
3.750% due 08/15/29 906 790
EQM Midstream Partners, LP
4.125% due 12/01/26 450 428
EQT Corp.
3.000% due 10/01/22 425 416
6.125% due 02/01/25 176 195
3.900% due 10/01/27 295 269
Exelon Corp.
3.497% due 06/01/22 245 256
Series WI
3.950% due 06/15/25 489 551
Exelon Generation Co. LLC
5.600% due 06/15/42 615 726
Expedia, Inc.
Series WI
3.800% due 02/15/28 813 818
Exxon Mobil Corp.
2.726% due 03/01/23 778 818
1.571% due 04/15/23 20 21
2.992% due 03/19/25 320 350
3.043% due 03/01/26 60 66
3.482% due 03/19/30 120 138
4.114% due 03/01/46 40 47
4.327% due 03/19/50 10 12
FedEx Corp.
4.500% due 02/01/65 226 239
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 727 815
FirstEnergy Corp.
Series A
1.600% due 01/15/26 50 50
Series B
4.250% due 03/15/23 100 106
3.900% due 07/15/27 370 407
Series C
7.375% due 11/15/31 550 771
Ford Holdings LLC
9.300% due 03/01/30 140 167
Ford Motor Co.
8.500% due 04/21/23 10 11
9.000% due 04/22/25 30 34
7.450% due 07/16/31 446 511
4.750% due 01/15/43 194 176
7.400% due 11/01/46 230 247
Ford Motor Credit Co. LLC
3.096% due 05/04/23 739 722
4.271% due 01/09/27 169 166
3.815% due 11/02/27 181 172
5.113% due 05/03/29 304 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series FXD
3.813% due 10/12/21 200 201
Series GMTN
4.389% due 01/08/26 148 146
Fox Corp.
Series WI
4.709% due 01/25/29 30 36
5.476% due 01/25/39 270 361
Freeport-McMoRan, Inc.
4.550% due 11/14/24 10 11
4.625% due 08/01/30 40 42
5.400% due 11/14/34 590 653
5.450% due 03/15/43 365 406
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 541 575
4.750% due 10/15/24 (Þ) 110 123
General Dynamics Corp.
3.250% due 04/01/25 40 44
3.500% due 05/15/25 20 22
4.250% due 04/01/40 10 13
4.250% due 04/01/50 60 78
General Electric Co.
3.450% due 05/01/27 20 21
3.625% due 05/01/30 50 52
4.250% due 05/01/40 60 61
4.350% due 05/01/50 60 61
Series GMTN
6.875% due 01/10/39 511 654
Series MTNA
6.750% due 03/15/32 619 778
General Motors Co.
4.875% due 10/02/23 671 731
5.400% due 10/02/23 40 44
6.125% due 10/01/25 100 116
6.250% due 10/02/43 110 130
General Motors Financial Co., Inc.
4.200% due 11/06/21 100 103
4.250% due 05/15/23 10 11
Genworth Holdings, Inc.
Series .
4.900% due 08/15/23 324 298
Gilead Sciences, Inc.
3.650% due 03/01/26 90 102
4.750% due 03/01/46 100 129
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 449 476
Glencore Canada Corp.
6.200% due 06/15/35 631 794
Glencore Funding LLC
4.125% due 03/12/24 (Þ) 410 444
4.625% due 04/29/24 (Þ) 40 44
4.000% due 03/27/27 (Þ) 330 360
3.875% due 10/27/27 (Þ) 60 65
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 80 86
5.375% due 04/15/26 653 724
Goldman Sachs Capital I
6.345% due 02/15/34 185 258
Goldman Sachs Group, Inc. (The)
3.200% due 02/23/23 70 74
3.850% due 07/08/24 150 165

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 04/01/25 150 166
3.272% due 09/29/25 (USD 3 Month
LIBOR + 1.201%)(Ê) 350 379
4.250% due 10/21/25 310 352
3.500% due 11/16/26 90 99
3.691% due 06/05/28 (USD 3 Month
LIBOR + 1.510%)(Ê) 200 224
4.223% due 05/01/29 (USD 3 Month
LIBOR + 1.301%)(Ê) 50 58
6.750% due 10/01/37 410 593
4.411% due 04/23/39 (USD 3 Month
LIBOR + 1.430%)(Ê) 100 122
6.250% due 02/01/41 160 239
5.150% due 05/22/45 160 208
4.750% due 10/21/45 110 144
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 50 50
GUSAP III, LP
4.250% due 01/21/30 (Þ) 837 872
Halliburton Co.
3.800% due 11/15/25 5 5
4.850% due 11/15/35 130 137
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 10 10
5.375% due 05/15/25 (Þ) 80 85
4.875% due 05/15/26 (Þ) 70 75
Harman International Industries, Inc.
4.150% due 05/15/25 755 843
HCA, Inc.
5.000% due 03/15/24 50 56
5.375% due 02/01/25 40 44
4.500% due 02/15/27 40 45
5.625% due 09/01/28 110 126
5.875% due 02/01/29 80 93
4.125% due 06/15/29 269 304
3.500% due 09/01/30 40 41
5.500% due 06/15/47 463 577
Hershey Co. (The)
0.900% due 06/01/25 30 30
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 120 125
5.750% due 05/01/28 (Þ) 40 42
HollyFrontier Corp.
5.875% due 04/01/26 746 817
Home Depot, Inc. (The)
3.250% due 03/01/22 525 547
2.625% due 06/01/22 243 252
2.500% due 04/15/27 80 87
3.900% due 12/06/28 10 12
2.700% due 04/15/30 80 89
3.300% due 04/15/40 110 124
3.900% due 06/15/47 20 25
3.350% due 04/15/50 270 311
Honeywell International, Inc.
1.350% due 06/01/25 80 82
Host Hotels & Resorts, LP
3.875% due 04/01/24 790 819
Howmet Aerospace, Inc.
5.870% due 02/23/22 376 399
6.875% due 05/01/25 709 783
HSBC USA, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.200% due 07/15/97 457 728
Humana, Inc.
3.150% due 12/01/22 10 10
4.500% due 04/01/25 20 23
3.950% due 03/15/27 200 229
4.625% due 12/01/42 20 25
4.950% due 10/01/44 20 26
4.800% due 03/15/47 10 13
Hyatt Hotels Corp.
5.375% due 04/23/25 763 821
4.850% due 03/15/26 230 247
Intel Corp.
3.700% due 07/29/25 20 23
4.600% due 03/25/40 60 80
4.750% due 03/25/50 360 494
4.950% due 03/25/60 130 189
Series WI
3.734% due 12/08/47 10 12
International Business Machines Corp.
3.000% due 05/15/24 220 238
3.500% due 05/15/29 215 248
International Lease Finance Corp.
5.875% due 08/15/22 410 439
Jefferies Group LLC
6.500% due 01/20/43 635 803
Johnson & Johnson
3.375% due 12/05/23 111 122
0.550% due 09/01/25 70 70
0.950% due 09/01/27 140 140
3.625% due 03/03/37 70 85
JPMorgan Chase & Co.
1.514% due 06/01/24 (SOFR +
1.455%)(Ê) 340 347
3.875% due 09/10/24 100 111
4.023% due 12/05/24 (USD 3 Month
LIBOR + 1.000%)(Ê) 220 242
2.083% due 04/22/26 (SOFR +
1.850%)(Ê) 210 219
4.125% due 12/15/26 230 268
4.250% due 10/01/27 30 35
4.203% due 07/23/29 (USD 3 Month
LIBOR + 1.260%)(Ê) 200 237
4.452% due 12/05/29 (USD 3 Month
LIBOR + 1.330%)(Ê) 260 313
8.750% due 09/01/30 280 411
2.522% due 04/22/31 (SOFR +
2.040%)(Ê) 120 128
4.950% due 06/01/45 100 135
3.109% due 04/22/51 (SOFR +
2.440%)(Ê) 50 53
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 600 755
5.500% due 03/01/44 20 23
Kinder Morgan, Inc.
4.300% due 06/01/25 80 90
4.300% due 03/01/28 170 193
5.300% due 12/01/34 690 813
5.550% due 06/01/45 80 95
5.050% due 02/15/46 30 34
5.200% due 03/01/48 10 12
Series GMTN

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.800% due 08/01/31 176 243
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 10 13
Kraft Foods Group, Inc.
3.500% due 06/06/22 236 247
Kraft Heinz Foods Co.
4.625% due 01/30/29 168 187
4.250% due 03/01/31 (Þ) 30 33
6.875% due 01/26/39 288 385
5.000% due 06/04/42 312 342
4.875% due 10/01/49 (Þ) 261 275
5.500% due 06/01/50 (Þ) 80 92
Series WI
3.950% due 07/15/25 13 14
3.000% due 06/01/26 319 329
5.000% due 07/15/35 283 326
5.200% due 07/15/45 363 396
4.375% due 06/01/46 466 478
Kroger Co. (The)
3.850% due 08/01/23 750 813
5.150% due 08/01/43 20 26
L3Harris Technologies, Inc.
4.854% due 04/27/35 40 53
5.054% due 04/27/45 40 54
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 60 63
4.875% due 05/15/28 (Þ) 10 11
Las Vegas Sands Corp.
3.200% due 08/08/24 922 934
2.900% due 06/25/25 20 20
Legg Mason, Inc.
5.625% due 01/15/44 586 810
Lennar Corp.
4.500% due 04/30/24 40 43
Series WI
5.000% due 06/15/27 10 11
4.750% due 11/29/27 100 114
Levi Strauss & Co.
Series WI
5.000% due 05/01/25 70 72
Liberty Interactive LLC
8.250% due 02/01/30 81 88
Lockheed Martin Corp.
3.100% due 01/15/23 702 744
4.500% due 05/15/36 10 13
Series 10YR
3.550% due 01/15/26 90 102
Loews Corp.
6.000% due 02/01/35 601 841
Lowe's Cos., Inc.
4.500% due 04/15/30 50 62
5.000% due 04/15/40 40 52
5.125% due 04/15/50 180 246
Lubrizol Corp.
6.500% due 10/01/34 215 337
Macy's Retail Holdings, Inc.
3.875% due 01/15/22 150 141
2.875% due 02/15/23 200 162
3.625% due 06/01/24 200 144
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 176 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Main Street Capital Corp.
5.200% due 05/01/24 728 765
Marathon Petroleum Corp.
5.000% due 09/15/54 234 240
Markel Corp.
4.300% due 11/01/47 699 826
Marriott International, Inc.
Series R
3.125% due 06/15/26 841 836
Mars, Inc.
2.700% due 04/01/25 (Þ) 60 65
3.200% due 04/01/30 (Þ) 30 34
Mastercard , Inc.
3.850% due 03/26/50 20 25
Mattel, Inc.
6.200% due 10/01/40 113 109
McDonald's Corp.
3.300% due 07/01/25 80 89
1.450% due 09/01/25 20 21
3.700% due 01/30/26 100 114
3.500% due 03/01/27 70 79
3.500% due 07/01/27 30 34
3.800% due 04/01/28 200 233
3.600% due 07/01/30 70 81
3.625% due 09/01/49 10 11
4.200% due 04/01/50 140 170
MDC Holdings, Inc.
6.000% due 01/15/43 30 36
Medtronic, Inc.
Series WI
3.500% due 03/15/25 67 75
Merck & Co., Inc.
0.750% due 02/24/26 140 140
1.450% due 06/24/30 70 71
MetLife, Inc.
6.400% due 12/15/36 100 124
Micron Technology, Inc.
2.497% due 04/24/23 110 114
Microsoft Corp.
2.875% due 02/06/24 180 194
2.700% due 02/12/25 764 830
2.400% due 08/08/26 200 218
3.300% due 02/06/27 810 926
4.200% due 11/03/35 606 796
4.100% due 02/06/37 126 163
2.525% due 06/01/50 174 182
MidAmerican Energy Co.
3.700% due 09/15/23 237 257
4.400% due 10/15/44 627 794
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 267 269
3.900% due 04/01/24 (Þ) 769 776
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 120 125
Mondelez International, Inc.
2.125% due 04/13/23 40 42
3.625% due 05/07/23 689 746
1.500% due 05/04/25 260 267
Morgan Stanley
3.737% due 04/24/24 (USD 3 Month
LIBOR + 0.847%)(Ê) 170 183

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.188% due 04/28/26 (SOFR +
1.990%)(Ê) 340 356
3.622% due 04/01/31 (SOFR +
3.120%)(Ê) 390 445
Series GMTN
3.772% due 01/24/29 (USD 3 Month
LIBOR + 1.140%)(Ê) 20 23
4.431% due 01/23/30 (USD 3 Month
LIBOR + 1.628%)(Ê) 10 12
2.699% due 01/22/31 (SOFR +
1.143%)(Ê) 420 448
MPLX, LP
4.000% due 03/15/28 40 44
4.800% due 02/15/29 170 195
4.500% due 04/15/38 80 82
4.700% due 04/15/48 140 142
5.500% due 02/15/49 60 67
Series WI
4.500% due 07/15/23 100 108
4.875% due 06/01/25 40 45
National Fuel Gas Co.
5.500% due 01/15/26 743 811
National Oilwell Varco, Inc.
3.600% due 12/01/29 843 818
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 250 254
Navient Corp.
7.250% due 01/25/22 199 204
Series MTN
5.625% due 08/01/33 120 101
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 698 755
Nevada Power Co.
5.450% due 05/15/41 208 280
Series R
6.750% due 07/01/37 362 548
New York Life Global Funding
0.950% due 06/24/25 (Þ) 90 91
Newell Brands, Inc.
3.850% due 04/01/23 40 42
4.200% due 04/01/26 495 528
5.500% due 04/01/46 67 75
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 553 701
NIKE, Inc.
2.400% due 03/27/25 60 65
2.750% due 03/27/27 100 111
2.850% due 03/27/30 110 124
3.250% due 03/27/40 70 80
3.375% due 03/27/50 160 185
Noble Energy, Inc.
3.900% due 11/15/24 250 273
3.850% due 01/15/28 130 148
5.250% due 11/15/43 10 13
4.950% due 08/15/47 40 52
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 631 749
Northrop Grumman Corp.
2.930% due 01/15/25 80 87
5.250% due 05/01/50 90 129
Series F0TZ
3.250% due 01/15/28 310 348
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Novartis Capital Corp.
2.400% due 05/17/22 719 743
NVIDIA Corp.
2.850% due 04/01/30 60 68
3.500% due 04/01/40 160 187
3.500% due 04/01/50 440 514
3.700% due 04/01/60 110 131
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 80 85
Occidental Petroleum Corp.
3.125% due 02/15/22 80 76
2.700% due 08/15/22 120 112
6.950% due 07/01/24 210 204
2.900% due 08/15/24 749 635
5.550% due 03/15/26 110 100
3.400% due 04/15/26 239 191
3.000% due 02/15/27 830 653
3.500% due 08/15/29 60 46
7.500% due 05/01/31 188 179
7.875% due 09/15/31 30 29
6.450% due 09/15/36 127 108
4.300% due 08/15/39 84 58
6.200% due 03/15/40 116 95
4.500% due 07/15/44 125 89
4.625% due 06/15/45 177 128
4.400% due 04/15/46 691 493
4.100% due 02/15/47 190 128
4.200% due 03/15/48 70 48
4.400% due 08/15/49 109 76
Oceaneering International, Inc.
6.000% due 02/01/28 144 90
ONEOK Partners, LP
6.125% due 02/01/41 614 647
ONEOK, Inc.
7.500% due 09/01/23 204 234
4.350% due 03/15/29 506 528
Oracle Corp.
2.625% due 02/15/23 719 751
4.300% due 07/08/34 648 811
Otis Worldwide Corp.
Series WI
2.056% due 04/05/25 60 63
2.293% due 04/05/27 60 64
2.565% due 02/15/30 170 183
Pacific Gas and Electric Co.
1.750% due 06/16/22 180 180
2.100% due 08/01/27 50 49
2.500% due 02/01/31 60 57
3.300% due 08/01/40 20 18
3.500% due 08/01/50 30 27
PacifiCorp
5.750% due 04/01/37 543 744
Parsley Energy LLC
4.125% due 02/15/28 (Þ) 10 9
Parsley Energy LLC / Parsley Finance
Corp.
5.375% due 01/15/25 (Þ) 20 20
PayPal Holdings, Inc.
1.350% due 06/01/23 90 92
1.650% due 06/01/25 100 104
PepsiCo, Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 03/05/22 224 232
0.750% due 05/01/23 503 508
2.250% due 03/19/25 20 21
2.625% due 03/19/27 10 11
1.625% due 05/01/30 110 113
2.875% due 10/15/49 40 43
3.625% due 03/19/50 20 24
3.875% due 03/19/60 30 38
Series WI
7.000% due 03/01/29 140 201
Petrobras Global Finance BV
6.250% due 03/17/24 100 111
Pfizer, Inc.
0.800% due 05/28/25 170 171
2.625% due 04/01/30 110 122
1.700% due 05/28/30 110 113
Philip Morris International, Inc.
2.500% due 08/22/22 90 94
1.125% due 05/01/23 80 81
2.100% due 05/01/30 70 72
4.500% due 03/20/42 40 49
Series 5YR
2.500% due 11/02/22 60 62
Series NCD
2.375% due 08/17/22 210 216
Pitney Bowes, Inc.
4.625% due 03/15/24 193 184
Plains All American Pipeline, LP/ PAA
Finance Corp.
4.900% due 02/15/45 836 762
Precision Castparts Corp.
2.500% due 01/15/23 240 250
3.900% due 01/15/43 457 527
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 70 73
5.750% due 04/15/26 (Þ) 60 64
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 40 41
Procter & Gamble Co. (The)
2.450% due 03/25/25 50 54
2.800% due 03/25/27 20 22
3.000% due 03/25/30 60 70
3.550% due 03/25/40 90 109
3.600% due 03/25/50 100 127
Progress Energy, Inc.
7.000% due 10/30/31 559 793
Prudential Financial, Inc.
5.625% due 06/15/43 (USD 3 Month
LIBOR + 3.920%)(Ê) 734 780
PSEG Power LLC
8.625% due 04/15/31 170 245
Range Resources Corp.
5.875% due 07/01/22 12 12
Series WI
4.875% due 05/15/25 230 208
Raytheon Technologies Corp.
3.650% due 08/16/23 3 3
3.200% due 03/15/24 (Þ) 708 760
3.150% due 12/15/24 (Þ) 50 54
3.950% due 08/16/25 30 34
4.125% due 11/16/28 100 118
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 07/01/30 110 116
4.500% due 06/01/42 20 25
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 60 63
Republic Services, Inc.
2.500% due 08/15/24 60 64
Resorts World Las Vegas LLC / RWLV
Capital, Inc.
4.625% due 04/16/29 (Þ) 809 763
Reynolds American, Inc.
5.850% due 08/15/45 70 85
Roche Holdings, Inc.
1.750% due 01/28/22 (Þ) 669 681
Rockies Express Pipeline LLC
4.950% due 07/15/29 (Þ) 200 194
4.800% due 05/15/30 (Þ) 306 298
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 138 122
Sabal Trail Transmission LLC
4.246% due 05/01/28 (Þ) 663 745
Safeway, Inc.
7.250% due 02/01/31 92 104
Salesforce.com, Inc.
3.250% due 04/11/23 70 75
3.700% due 04/11/28 30 35
Santander Holdings USA, Inc.
4.500% due 07/17/25 758 840
Sasol Financing International, Ltd.
4.500% due 11/14/22 272 263
SBA Tower Trust
2.328% due 01/15/28 (Þ) 1,025 1,040
Schlumberger Holdings Corp.
4.000% due 12/21/25 (Þ) 40 45
Seagate HDD Cayman
5.750% due 12/01/34 713 810
Service Properties Trust
5.000% due 08/15/22 100 100
4.375% due 02/15/30 394 327
Sherwin-Williams Co. (The)
3.125% due 06/01/24 704 761
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 718 782
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 652 762
Southern Co. (The)
6.000% due 10/01/34 196 264
Southern Copper Corp.
6.750% due 04/16/40 10 14
5.250% due 11/08/42 380 478
Southwest Airlines Co.
5.250% due 05/04/25 759 836
Southwestern Energy Co.
6.200% due 01/23/25 386 375
Spectra Energy Partners, LP
4.750% due 03/15/24 671 747
Spirit AeroSystems , Inc.
3.950% due 06/15/23 116 103
4.600% due 06/15/28 158 130
Spirit Realty, LP
3.400% due 01/15/30 811 806
Sprint Capital Corp.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 11/15/28 420 523
8.750% due 03/15/32 586 858
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 240 260
Sunoco Logistics Partners Operations,
LP
3.450% due 01/15/23 420 428
4.250% due 04/01/24 269 282
5.300% due 04/01/44 10 9
Synchrony Financial
3.950% due 12/01/27 793 853
Sysco Corp.
2.400% due 02/15/30 734 740
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
4.250% due 11/15/23 20 20
5.875% due 04/15/26 10 10
5.375% due 02/01/27 10 10
5.500% due 03/01/30 (Þ) 30 30
4.875% due 02/01/31 (Þ) 50 48
Target Corp.
2.250% due 04/15/25 120 128
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 340 428
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 210 217
Texas Instruments, Inc.
1.750% due 05/04/30 70 72
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 706 747
Time Warner Cable LLC
7.300% due 07/01/38 30 42
6.750% due 06/15/39 20 27
5.500% due 09/01/41 666 805
Time Warner Entertainment Co., LP
8.375% due 03/15/23 782 919
TJX Cos., Inc. (The)
3.500% due 04/15/25 80 89
3.750% due 04/15/27 20 23
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
3.500% due 04/15/25 (Þ) 490 538
3.750% due 04/15/27 (Þ) 30 34
3.875% due 04/15/30 (Þ) 300 341
2.550% due 02/15/31 (Þ) 784 812
Toll Brothers Finance Corp.
4.375% due 04/15/23 30 31
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 220 285
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 20 22
6.250% due 03/15/26 (Þ) 80 84
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 240 249
Series MTNB
7.000% due 03/01/32 552 828
Tyson Foods, Inc.
4.500% due 06/15/22 518 549
3.950% due 08/15/24 237 264
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Unilever Capital Corp.
2.200% due 05/05/22 504 518
Union Pacific Corp.
3.750% due 07/15/25 60 68
2.150% due 02/05/27 50 53
3.950% due 09/10/28 400 472
3.750% due 02/05/70 110 124
Series WI
3.839% due 03/20/60 140 162
United Parcel Service, Inc.
3.900% due 04/01/25 715 814
United Rentals NA, Inc.
3.875% due 11/15/27 10 10
4.875% due 01/15/28 30 32
5.250% due 01/15/30 130 142
3.875% due 02/15/31 120 122
United States Steel Corp.
6.650% due 06/01/37 300 185
UnitedHealth Group, Inc.
2.875% due 12/15/21 40 41
2.375% due 10/15/22 20 21
3.500% due 06/15/23 40 43
3.750% due 07/15/25 50 57
1.250% due 01/15/26 40 41
2.000% due 05/15/30 40 42
4.625% due 07/15/35 100 131
5.700% due 10/15/40 60 87
4.250% due 06/15/48 30 38
4.450% due 12/15/48 30 40
3.700% due 08/15/49 160 191
3.875% due 08/15/59 679 821
3.125% due 05/15/60 20 21
Unum Group
5.750% due 08/15/42 796 918
Upjohn, Inc.
4.000% due 06/22/50 (Þ) 729 776
US Bancorp
1.450% due 05/12/25 260 268
USAA Capital Corp.
2.125% due 05/01/30 (Þ) 150 158
Valero Energy Corp.
10.500% due 03/15/39 488 790
Verizon Communications, Inc.
3.500% due 11/01/24 20 22
2.625% due 08/15/26 70 76
4.125% due 03/16/27 40 47
3.000% due 03/22/27 40 45
3.875% due 02/08/29 120 142
3.150% due 03/22/30 90 102
7.750% due 12/01/30 100 152
4.500% due 08/10/33 1,086 1,371
5.250% due 03/16/37 80 111
3.850% due 11/01/42 20 24
4.125% due 08/15/46 60 74
5.500% due 03/16/47 10 15
4.000% due 03/22/50 40 49
Series WI
3.376% due 02/15/25 248 276
4.329% due 09/21/28 123 149
4.862% due 08/21/46 50 68
ViacomCBS , Inc.

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.875% due 04/01/24 20 22
Visa, Inc.
3.150% due 12/14/25 150 168
4.300% due 12/14/45 490 649
Vistra Operations Co. LLC
4.300% due 07/15/29 (Þ) 708 771
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 60 53
Vornado Realty Trust
3.500% due 01/15/25 615 640
Voya Financial, Inc.
5.650% due 05/15/53 (USD 3 Month
LIBOR + 3.580%)(Ê) 789 811
Walmart, Inc.
3.400% due 06/26/23 40 43
3.300% due 04/22/24 697 759
3.550% due 06/26/25 40 45
3.700% due 06/26/28 230 272
Walt Disney Co. (The)
Series WI
3.700% due 09/15/24 682 755
6.650% due 11/15/37 40 60
Washington Prime Group, LP
6.450% due 08/15/24 189 96
Waste Management, Inc.
3.500% due 05/15/24 190 208
4.150% due 07/15/49 40 51
Wells Fargo & Co.
1.491% due 10/31/23 (USD 3 Month
LIBOR + 1.230%)(Ê) 200 202
3.750% due 01/24/24 535 581
3.000% due 04/22/26 400 435
2.188% due 04/30/26 (SOFR +
2.000%)(Ê) 230 239
3.000% due 10/23/26 260 284
4.150% due 01/24/29 545 640
2.879% due 10/30/30 (USD 3 Month
LIBOR + 1.170%)(Ê) 180 192
4.478% due 04/04/31 (USD 3 Month
LIBOR + 3.770%)(Ê) 80 97
5.375% due 11/02/43 200 264
4.650% due 11/04/44 10 12
3.900% due 05/01/45 666 777
4.400% due 06/14/46 230 273
4.750% due 12/07/46 430 536
5.013% due 04/04/51 (USD 3 Month
LIBOR + 4.240%)(Ê) 860 1,168
Series GMTN
4.900% due 11/17/45 250 317
Western Midstream Operating, LP
2.116% due 01/13/23 (USD 3 Month
LIBOR + 1.850%)(Ê) 40 37
3.100% due 02/01/25 90 86
4.650% due 07/01/26 40 39
4.500% due 03/01/28 50 47
4.050% due 02/01/30 250 244
5.300% due 03/01/48 417 336
5.250% due 02/01/50 60 56
Williams Cos., Inc. (The)
3.750% due 06/15/27 60 66
7.750% due 06/15/31 130 171
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 03/15/32 517 736
5.800% due 11/15/43 155 182
Series A
7.500% due 01/15/31 80 105
WPX Energy, Inc.
5.250% due 10/15/27 30 30
5.875% due 06/15/28 20 21
Wyndham Destinations, Inc.
5.750% due 04/01/27 371 381
222,399
International Debt - 10.1%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 120 122
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.897% due 11/19/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 360 344
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 200 207
3.875% due 04/16/50 (Þ) 520 634
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 253 229
Adani Ports and Special Economic Zone,
Ltd.
4.375% due 07/03/29 (Þ) 811 814
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.450% due 04/03/26 872 868
Series WI
5.000% due 10/01/21 652 672
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 616 632
Altrice France SA Term Loan B12
3.840% due 01/31/26 (USD 1 Month
LIBOR + 3.688%)(Ê) 65 63
America Movil SAB de CV
3.125% due 07/16/22 750 781
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 200 215
5.375% due 04/01/25 (Þ) 712 818
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 767 862
ArcelorMittal SA
3.600% due 07/16/24 120 126
4.550% due 03/11/26 50 54
Argentine Republic Government
International Bond
1.000% due 07/09/29 34 16
0.500% due 07/09/30 (~)(Ê) 388 162
1.125% due 07/09/35 (~)(Ê) 310 117
2.500% due 07/09/41 (~)(Ê) 160 64
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 686 720
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 693 742
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 711 744
Banco Santander SA

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.848% due 04/12/23 200 214
2.706% due 06/27/24 400 424
2.746% due 05/28/25 400 420
5.179% due 11/19/25 705 801
Bangkok Bank PCL
3.875% due 09/27/22 (Þ) 219 230
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 729 738
Bank of Montreal
1.850% due 05/01/25 230 240
4.338% due 10/05/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.280%)(Ê) 736 792
3.803% due 12/15/32 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 1.432%)(Ê) 20 22
Bank of Nova Scotia (The)
1.300% due 06/11/25 130 132
Barclays Bank PLC
1.700% due 05/12/22 200 203
Barclays PLC
4.972% due 05/16/29 (USD 3 Month
LIBOR + 1.902%)(Ê) 400 467
5.088% due 06/20/30 (USD 3 Month
LIBOR + 3.054%)(Ê) 200 225
4.950% due 01/10/47 660 844
Bausch Health Americas, Inc. Term
Loan B
3.151% due 06/01/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 79 77
Bausch Health Cos., Inc.
6.250% due 02/15/29 (Þ) 110 113
7.250% due 05/30/29 (Þ) 70 75
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 693 732
BHP Billiton Finance USA, Ltd.
2.875% due 02/24/22 5 5
5.000% due 09/30/43 170 239
BNP Paribas SA
4.705% due 01/10/25 (USD 3 Month
LIBOR + 2.235%)(Ê)(Þ) 260 288
2.219% due 06/09/26 (SOFR +
2.074%)(Ê)(Þ) 200 206
4.625% due 03/13/27 (Þ) 722 820
4.400% due 08/14/28 (Þ) 200 234
BP Capital Markets PLC
3.245% due 05/06/22 222 231
Brazil Government International Bond
2.625% due 01/05/23 220 227
4.625% due 01/13/28 990 1,071
5.625% due 01/07/41 170 183
5.000% due 01/27/45 350 351
British Telecommunications PLC
9.625% due 12/15/30 30 48
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 718 745
0.950% due 06/23/23 120 121
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 661 789
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carnival Corp.
11.500% due 04/01/23 (Þ) 690 773
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 705 748
Cenovus Energy, Inc.
6.750% due 11/15/39 110 110
Series WI
4.250% due 04/15/27 250 227
5.250% due 06/15/37 60 52
5.400% due 06/15/47 124 105
CNOOC Finance USA LLC
3.500% due 05/05/25 550 604
Colombia Government International
Bond
5.625% due 02/26/44 270 335
Commerzbank AG
8.125% due 09/19/23 (Þ) 213 242
Cooperatieve Rabobank UA
4.625% due 12/01/23 250 278
4.375% due 08/04/25 900 1,020
Credit Agricole SA
4.375% due 03/17/25 (Þ) 734 810
1.907% due 06/16/26 (SOFR +
1.676%)(Ê)(Þ) 250 256
Credit Suisse Group AG
2.193% due 06/05/26 (SOFR +
2.044%)(Ê)(Þ) 330 341
4.282% due 01/09/28 (Þ) 699 793
4.194% due 04/01/31 (SOFR +
3.730%)(Ê)(Þ) 250 288
Danone SA
2.077% due 11/02/21 (Þ) 690 701
2.589% due 11/02/23 (Þ) 718 757
Danske Bank A/S
5.000% due 01/12/22 (Þ) 400 420
3.875% due 09/12/23 (Þ) 200 215
5.375% due 01/12/24 (Þ) 862 970
1.226% due 06/22/24 (Þ) 200 202
Deutsche Bank AG
4.500% due 04/01/25 238 240
4.296% due 05/24/28 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 2.248%)(Ê) 180 172
DH Europe Finance II SARL
3.400% due 11/15/49 684 776
DP World PLC
5.625% due 09/25/48 (Þ) 200 228
Ecopetrol SA
5.375% due 06/26/26 60 66
5.875% due 05/28/45 350 382
Electricite de France SA
6.000% due 01/22/14 (Þ) 614 836
Enbridge, Inc.
3.700% due 07/15/27 687 764
ENEL Finance International NV
Series 658A
3.500% due 04/06/28 (Þ) 706 786
Enel SpA
8.750% due 09/24/73 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 5.880%)(Ê)(Þ) 679 793

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni SpA
4.250% due 05/09/29 (Þ) 658 740
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 200 210
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 810 887
Falabella SA
4.375% due 01/27/25 (Þ) 692 744
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.147% due 11/30/23 (USD 1 Month
LIBOR + 2.000%)(Ê) 139 135
Froneri International, Ltd. Term Loan
2.397% due 01/31/27 (USD 1 Month
LIBOR + 2.250%)(Ê) 120 115
Garda World Security Corp. 2019 1ST
Lien Term Loan B
4.900% due 10/30/26 (USD 1 Month
LIBOR + 4.750%)(Ê) 69 68
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 672 714
GE Capital International Funding Co.
Unlimited Co.
Series WI
3.373% due 11/15/25 764 815
4.418% due 11/15/35 600 634
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 70 71
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (USD 3 Month
LIBOR + 3.000%)(Ê) 24 24
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 256 266
2.875% due 06/01/22 510 530
Glencore Finance Canada, Ltd.
6.000% due 11/15/41 (Þ) 667 816
Heineken NV
3.400% due 04/01/22 (Þ) 710 738
HSBC Bank PLC
7.650% due 05/01/25 375 463
HSBC Holdings PLC
3.900% due 05/25/26 220 243
2.099% due 06/04/26 (SOFR +
1.929%)(Ê) 200 202
4.041% due 03/13/28 (USD 3 Month
LIBOR + 1.546%)(Ê) 410 453
4.583% due 06/19/29 (USD 3 Month
LIBOR + 1.535%)(Ê) 400 460
3.973% due 05/22/30 (USD 3 Month
LIBOR + 1.610%)(Ê) 200 224
5.250% due 03/14/44 609 770
6.250% due 12/31/99 (USD ICE Swap
Rate NY 5 Year Rate + 3.453%)(Ê)(ƒ) 200 201
ICICI Bank, Ltd.
4.000% due 03/18/26 (Þ) 782 825
Indonesia Government International
Bond
3.500% due 01/11/28 210 229
4.350% due 01/11/48 240 276
3.700% due 10/30/49 540 578
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 04/25/22 430 447
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 400 411
3.375% due 01/12/23 (Þ) 200 208
5.017% due 06/26/24 (Þ) 292 307
3.875% due 01/12/28 (Þ) 846 902
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 214 223
Israel Government International Bond
2.750% due 07/03/30 200 221
KazMunayGas National Co. JSC
5.375% due 04/24/30 (Þ) 200 233
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 210 236
Lloyds Bank PLC
12.000% due 12/29/49 (USD 3 Month
LIBOR + 11.756%)(Ê)(ƒ)(Þ) 681 778
Lloyds Banking Group PLC
4.050% due 08/16/23 742 805
4.375% due 03/22/28 200 232
4.550% due 08/16/28 400 471
Series 144a
6.657% due 12/29/49 (USD 3 Month
LIBOR + 1.270%)(Ê)(ƒ)(Þ) 108 128
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 682 725
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 186 246
MA Finance Co. LLC Term Loan B
0.000% due 06/21/24 (USD 1 Month
LIBOR + 2.500%)(Ê)(v) 4 4
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 170 180
Methanex Corp.
5.250% due 12/15/29 221 219
Mexico Government International Bond
6.050% due 01/11/40 30 38
4.750% due 03/08/44 20 22
4.350% due 01/15/47 610 630
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 534 552
Natwest Group PLC
3.875% due 09/12/23 200 215
5.125% due 05/28/24 420 461
4.519% due 06/25/24 (USD 3 Month
LIBOR + 1.550%)(Ê) 200 216
4.269% due 03/22/25 (USD 3 Month
LIBOR + 1.762%)(Ê) 200 217
7.648% due 12/31/49 (USD 3 Month
LIBOR + 2.500%)(Ê)(ƒ) 136 209
NBK SPC, Ltd.
2.750% due 05/30/22 (Þ) 714 730
Nissan Motor Acceptance Corp.
3.522% due 09/17/25 (Þ) 280 283
4.345% due 09/17/27 (Þ) 300 301
Panama Government International Bond
2.252% due 09/29/32 260 263
Panther BF Aggregator, LP Term Loan B
3.647% due 04/30/26 (USD 1 Month
LIBOR + 3.500%)(Ê) 317 308
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 50 50

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 47
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 150 157
Peru Government International Bond
6.550% due 03/14/37 30 45
5.625% due 11/18/50 160 255
Petrobras Global Finance BV
Series WI
5.299% due 01/27/25 1,715 1,872
Petroleos Mexicanos
6.625% due 06/15/35 10 8
Series WI
4.625% due 09/21/23 100 99
6.875% due 08/04/26 220 211
Prosus NV
4.850% due 07/06/27 (Þ) 250 284
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 140 55
Qatar Government International Bond
4.817% due 03/14/49 (Þ) 210 283
4.400% due 04/16/50 (Þ) 360 463
Reliance Industries, Ltd.
5.400% due 02/14/22 684 721
Republic of Peru Government
International Bond
2.783% due 01/23/31 130 141
RESIMAC Premier
1.274% due 02/07/52 (Þ) 966 966
Royal Bank of Canada
1.150% due 06/10/25 120 122
Series GMTN
1.600% due 04/17/23 200 205
Royal Caribbean Cruises, Ltd.
5.250% due 11/15/22 258 230
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 737 792
Sands China, Ltd.
3.800% due 01/08/26 (Þ) 200 209
Series WI
5.125% due 08/08/25 200 218
Santander UK Group Holdings PLC
5.000% due 11/07/23 (Þ) 238 260
Class N
4.750% due 09/15/25 (Þ) 701 767
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 768 806
Schneider Electric SE
2.950% due 09/27/22 (Þ) 800 838
Shell International Finance BV
2.875% due 05/10/26 40 44
2.750% due 04/06/30 100 109
4.375% due 05/11/45 320 390
4.000% due 05/10/46 80 93
3.250% due 04/06/50 230 241
Siemens Financieringsmaatschappij NV
2.700% due 03/16/22 (Þ) 769 794
Societe Generale SA
5.000% due 01/17/24 (Þ) 700 756
Spirit Loyalty Cayman, Ltd. / Spirit IP
Cayman Ltd
8.000% due 09/20/25 (Þ) 150 159
Standard Chartered PLC
3.785% due 05/21/25 (USD 3 Month
LIBOR + 1.560%)(Ê)(Þ) 447 475
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.014% due 12/30/49 (USD 3 Month
LIBOR + 1.460%)(Ê)(ƒ)(Þ) 111 136
Stars Group Holdings BV Term Loan B
3.720% due 07/10/25 (USD 3 Month
LIBOR + 3.500%)(Ê) 5 5
Suncor Energy, Inc.
6.500% due 06/15/38 607 776
Suzano Austria GmbH
3.750% due 01/15/31 40 40
Swedbank AB
1.300% due 06/02/23 (Þ) 200 204
Syngenta Finance NV
3.125% due 03/28/22 718 731
Telecom Italia Capital SA
6.375% due 11/15/33 276 327
Telecom Italia SpA
6.000% due 09/30/34 394 458
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 179 187
Telefonica Emisiones SA
4.570% due 04/27/23 682 747
5.213% due 03/08/47 150 178
Tesco PLC
6.150% due 11/15/37 (Þ) 623 803
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 40 39
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 20 20
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 330 316
3.150% due 10/01/26 370 327
Toronto-Dominion Bank (The)
0.750% due 06/12/23 240 241
1.150% due 06/12/25 110 112
Total Capital Canada, Ltd.
2.750% due 07/15/23 770 818
Total Capital International SA
2.700% due 01/25/23 713 748
Trane Technologies Luxembourg Finance
SA
4.500% due 03/21/49 638 804
TransCanada Trust
Series 16-A
5.875% due 08/15/76 (USD 3 Month
LIBOR + 4.640%)(Ê) 746 794
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 685 728
TSMC Global, Ltd.
0.750% due 09/28/25 (Þ) 200 198
UBS Group AG
1.750% due 04/21/22 (Þ) 220 224
3.491% due 05/23/23 (Þ) 270 282
2.859% due 08/15/23 (USD 3 Month
LIBOR + 0.954%)(Ê)(Þ) 200 208
4.125% due 04/15/26 (Þ) 694 800
4.253% due 03/23/28 (Þ) 200 232
3.126% due 08/13/30 (USD 3 Month
LIBOR + 1.468%)(Ê)(Þ) 200 222
7.000% due 12/31/99 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.344%)(Ê)
(ƒ)(Þ) 660 705

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
UniCredit SpA
6.572% due 01/14/22 (Þ) 1,042 1,106
Vale Overseas, Ltd.
6.875% due 11/21/36 180 234
Vodafone Group PLC
4.375% due 05/30/28 220 260
7.000% due 04/04/79 (USD Swap
Semiannual 30/360 [versus 3 Month
LIBOR] 5 Year Rate + 4.873%)(Ê) 429 509
Woori Bank
4.750% due 04/30/24 (Þ) 734 811
Ziggo Secured Finance BV Term Loan I
2.652% due 04/30/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 16 16
89,919
Loan Agreements - 1.3%
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
4.250% due 04/28/22 (USD 3 Month
LIBOR + 3.250%)(Ê) 115 114
0.000% due 09/24/25 (~)(Ê)(v) 60 59
Allied Universal Holdco Term Loan B
4.397% due 07/12/26 (USD 1 Month
LIBOR + 4.250%)(Ê) 322 318
APi Group DE, Inc. Term Loan B
2.647% due 10/01/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 318 311
Asplundh Tree Expert LLC Term Loan
0.000% due 08/18/27 (~)(Ê)(v) 40 40
Asurion LLC 1st Lien Term Loan B7
3.147% due 11/03/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 187 184
Asurion LLC Term Loan B4
3.147% due 08/04/22 (USD 1 Month
LIBOR + 3.000%)(Ê) 184 182
Asurion LLC Term Loan B6
3.147% due 11/03/23 (USD 1 Month
LIBOR + 3.000%)(Ê) 69 68
Atlantic Aviation FBO, Inc. Term Loan B
3.897% due 12/06/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 20 19
Berry Global, Inc. Term Loan W
2.156% due 10/01/22 (USD 1 Month
LIBOR + 2.000%)(Ê) 114 112
Boeing Co. (The) Delayed Draw Term
Loan
1.511% due 02/06/22 (USD 2 Month
LIBOR + 1.250%)(Ê)(Œ) 270 261
Brickman Group, Ltd. 1st Lien Term
Loan B
2.688% due 08/15/25 (USD 1 Month
LIBOR + 2.500%)(Ê) 39 39
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.897% due 12/22/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 138 129
Caesars Resort Collection LLC 2020
Term Loan
4.688% due 06/19/25 (USD 1 Month
LIBOR + 4.500%)(Ê) 160 155
Change Healthcare Holdings LLC 1st
Lien Term Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/01/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 369 361
Charter Communications Operating LLC
Term Loan B1
1.900% due 04/30/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 324 318
Citadel Securities, LP Term Loan B
2.897% due 02/27/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 268 266
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (USD 1 Month
LIBOR + 2.250%)(Ê) 27 26
CSC Holdings LLC 2019 Term Loan B5
2.652% due 04/15/27 (USD 1 Month
LIBOR + 2.500%)(Ê) 50 48
Dcert Buyer, Inc. Term Loan B
4.147% due 10/16/26 (USD 1 Month
LIBOR + 4.000%)(Ê) 328 324
Deerfield Dakota Holding, LLC 2020
Term Loan B
4.750% due 04/09/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 100 99
Dell International LLC Term Loan B
2.750% due 09/19/25 (USD 1 Month
LIBOR + 2.000%)(Ê) 214 213
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (USD 3 Month
LIBOR + 4.750%)(Ê) 229 229
Edelman Financial Center LLC Term
Loan B1
3.145% due 07/19/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 69 66
Elanco Animal Health, Inc. Term Loan B
1.905% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 264 256
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (USD 3 Month
LIBOR + 3.750%)(Ê)(Œ) 19 18
Eyecare Partners LLC Term Loan
3.897% due 02/20/27 (USD 1 Month
LIBOR + 3.750%)(Ê) 81 76
First Eagle Holdings, Inc. Term Loan B
2.720% due 02/02/27 (USD 3 Month
LIBOR + 2.500%)(Ê) 49 48
Focus Financial Partners LLC 2020
Term Loan
2.147% due 07/03/24 (USD 1 Month
LIBOR + 2.000%)(Ê) 148 144
Genesee & Wyoming, Inc. New Term
Loan
2.220% due 12/30/26 (USD 3 Month
LIBOR + 2.000%)(Ê) 149 146
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (USD 2 Month
LIBOR + 2.500%)(Ê) 189 168
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.100% due 11/15/27 (USD 1 Week
LIBOR + 2.000%)(Ê) 278 272
HCA, Inc. Term Loan B12
1.897% due 03/13/25 (USD 1 Month
LIBOR + 1.750%)(Ê) 47 47

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hilton Worldwide Finance LLC Term
Loan B
1.898% due 06/21/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 345 332
iHeartCommunications , Inc. 2020 Term
Loan
3.147% due 05/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 257 244
Intrawest Resorts Holdings, Inc. 1st Lien
Term Loan B1
2.897% due 07/31/24 (USD 1 Month
LIBOR + 2.750%)(Ê) 138 132
Jaguar Holding Co. II 1st Lien Term
Loan
3.500% due 08/18/22 (USD 1 Month
LIBOR + 2.500%)(Ê) 85 84
Jane Street Group LLC Term Loan
3.147% due 01/07/25 (USD 1 Month
LIBOR + 3.000%)(Ê) 316 313
Level 3 Financing, Inc. Term Loan B
1.897% due 03/01/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 148 144
McAfee LLC Term Loan B
3.896% due 09/29/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 227 225
Michaels Stores, Inc. 1st Lien Term
Loan B
3.500% due 01/30/23 (USD 1 Month
LIBOR + 2.500%)(Ê) 77 77
Michaels Stores, Inc. 2020 Term Loan B
0.000% due 09/23/25 (~)(Ê)(v) 50 49
Milano Acquisition Corp. Term Loan B
0.000% due 10/01/27 (~)(Ê)(v) 180 178
MultiPlan , Inc. Term Loan B
3.750% due 06/07/23 (USD 3 Month
LIBOR + 2.750%)(Ê) 197 193
Nexstar Broadcasting, Inc. Term Loan B4
2.905% due 09/19/26 (USD 1 Month
LIBOR + 2.750%)(Ê) 385 376
Option Care Health, Inc. Term Loan B
4.647% due 08/06/26 (USD 1 Month
LIBOR + 4.500%)(Ê) 318 314
Party City Holdings, Inc. 1st Lien Term
Loan
3.250% due 08/19/22 (USD 1 Month
LIBOR + 2.500%)(Ê) 42 34
PCI Gaming Authority Term Loan
2.647% due 05/31/26 (USD 1 Month
LIBOR + 2.500%)(Ê) 79 77
Phoenix Guarantor, Inc. Term Loan B
3.401% due 03/05/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 122 119
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (USD 1 Month
LIBOR + 3.250%)(Ê) 253 251
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.897% due 11/16/25 (USD 1 Month
LIBOR + 3.750%)(Ê) 320 310
Reynolds American, Inc. Term Loan
1.896% due 02/04/27 (USD 1 Month
LIBOR + 1.750%)(Ê) 156 154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Reynolds Group Holdings, Inc. 1st Lien
Term Loan B
3.826% due 02/05/23 (USD 3 Month
LIBOR + 1.750%)(Ê) 9 9
Scientific Games International, Inc.  1st
Lien Term Loan B5
3.471% due 08/14/24 (USD 6 Month
LIBOR + 2.750%)(Ê) 221 207
Seattle SpinCo , Inc. 1st Lien Term Loan
B3
2.647% due 06/21/24 (USD 1 Month
LIBOR + 2.500%)(Ê) 26 24
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (USD 3 Month
LIBOR + 4.500%)(Ê) 338 337
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (USD 6 Month
LIBOR + 3.750%)(Ê) 217 203
T-Mobile USA, Inc.
3.147% due 04/01/27 (USD 1 Month
LIBOR + 3.000%)(Ê) 219 219
Trans Union LLC Term Loan B5
1.897% due 11/13/26 (USD 1 Month
LIBOR + 1.750%)(Ê) 98 96
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (USD 6 Month
LIBOR + 3.250%)(Ê) 217 213
US Foods, Inc. Term Loan B
1.897% due 06/27/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 90 86
2.750% due 09/13/26 (USD 1 Month
LIBOR + 2.000%)(Ê) 90 85
VFH Parent LLC Term Loan B
3.151% due 03/01/26 (USD 1 Month
LIBOR + 3.000%)(Ê) 272 269
VICI Properties, Inc. 1st Lien Term
Loan B
1.906% due 12/22/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 146 141
Virgin Media Secured Finance PLC Term
Loan
2.652% due 01/31/28 (USD 1 Month
LIBOR + 2.500%)(Ê) 297 288
VVC Holdings Corp. Term Loan B
4.750% due 02/11/26 (USD 3 Month
LIBOR + 3.250%)(Ê) 425 418
Western Digital Corp. 1st Lien Term
Loan B4
1.906% due 04/29/23 (USD 1 Month
LIBOR + 1.750%)(Ê) 26 26
Wynn Resorts Finance LLC Term Loan A
1.900% due 09/20/24 (USD 1 Month
LIBOR + 1.750%)(Ê) 342 321
11,664
Mortgage-Backed Securities - 23.6%
Alternative Loan Trust
Series 2007-16CB Class 1A5
0.568% due 08/25/37 (USD 1 Month
LIBOR + 0.400%)(Ê) 372 267
American Home Mortgage Investment
Trust
Series 2004-4 Class 4A

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.805% due 02/25/45 (USD 6 Month
LIBOR + 2.000%)(Ê) 8 8
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 217 219
Series 2006-6 Class 2A1
6.000% due 08/25/36 715 715
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.569% due 08/26/35 (~)(Ê)(Þ) 675 604
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 105 100
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T26 Class AM
5.513% due 01/12/45 (~)(Ê) 71 71
Bellemeade Re, Ltd.
Series 2020-1A Class M1A
2.825% due 06/25/30 (USD 1 Month
LIBOR + 2.650%)(Ê)(Þ) 1,933 1,937
Series 2020-2A Class M1B
3.583% due 08/26/30 (USD 1 Month
LIBOR + 3.200%)(Ê)(Þ) 1,059 1,067
BX Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (USD 1 Month
LIBOR + 1.220%)(Ê)(Þ) 1,650 1,513
Series 2018-BIOA Class E
2.136% due 03/15/37 (USD 1 Month
LIBOR + 1.951%)(Ê)(Þ) 1,575 1,548
Series 2018-IND Class G
2.235% due 11/15/35 (USD 1 Month
LIBOR + 2.050%)(Ê)(Þ) 133 131
Series 2019-XL Class A
1.105% due 10/15/36 (USD 1 Month
LIBOR + 0.920%)(Ê)(Þ) 1,044 1,044
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (USD 1 Month
LIBOR + 2.550%)(Ê)(Þ) 987 939
Series 2019-LIFE Class G
3.435% due 12/15/37 (USD 1 Month
LIBOR + 3.250%)(Ê)(Þ) 1,651 1,562
CHL Mortgage Pass-Through Trust
Series 2005-3 Class 1A2
0.748% due 04/25/35 (USD 1 Month
LIBOR + 0.580%)(Ê) 6 5
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
3.251% due 05/10/35 (Þ) 170 177
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 1,418 1,408
Series 2019-SST2 Class F
2.685% due 12/15/36 (USD 1 Month
LIBOR + 2.500%)(Ê)(Þ) 430 409
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.290% due 05/25/35 (~)(Ê) 199 202
Series 2005-11 Class A2A
4.380% due 10/25/35 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 1 Year + 2.400%)(Ê) 4 4
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-2 Class 5A1
0.737% due 03/25/47 (USD 1 Month
LIBOR + 0.250%)(Ê)(Þ) 98 98
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Þ) 195 208
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 211 214
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 205 219
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 140 141
Series 2019-521F Class D
1.735% due 06/15/34 (USD 1 Month
LIBOR + 1.550%)(Ê)(Þ) 899 840
CORE Mortgage Trust
Series 2019-CORE Class D
1.835% due 12/15/31 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 1,520 1,490
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
5.535% due 07/15/32 (USD 1 Month
LIBOR + 5.350%)(Ê)(Þ) 600 396
Series 2019-ICE4 Class A
1.165% due 05/15/36 (USD 1 Month
LIBOR + 0.980%)(Ê)(Þ) 170 170
Series 2019-ICE4 Class E
2.335% due 05/15/36 (USD 1 Month
LIBOR + 2.150%)(Ê)(Þ) 1,282 1,264
Credit Suisse Mortgage Securities Corp.
Trust
4.764% due 12/15/22 680 627
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 857 890
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 985 1,010
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5
2.890% due 08/10/49 240 261
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Ê)(Þ) 366 359
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 511 507
Fannie Mae
4.500% due 2024 2 2
4.500% due 2025 90 97
2.560% due 2028 370 409
2.790% due 2029 300 338
3.160% due 2029 49 56
2.260% due 2030 198 215
3.500% due 2030 72 77
2.600% due 2031 375 417
5.000% due 2031 81 89
2.500% due 2032 1,080 1,149
6.000% due 2032 16 18

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 2033 1,327 1,417
3.000% due 2033 771 818
3.500% due 2033 557 602
5.000% due 2033 5 5
3.500% due 2034 116 125
5.500% due 2034 13 16
2.500% due 2035 6,013 6,406
4.500% due 2035 342 388
5.500% due 2037 88 103
5.500% due 2038 389 454
6.000% due 2039 34 40
4.000% due 2040 238 271
5.500% due 2040 455 529
6.000% due 2040 103 122
4.000% due 2041 389 435
6.000% due 2041 165 197
3.500% due 2043 1,050 1,141
4.000% due 2044 820 938
3.500% due 2045 1,231 1,330
3.000% due 2046 732 777
3.500% due 2046 367 395
4.000% due 2046 1,151 1,269
4.500% due 2046 394 447
3.000% due 2047 3,337 3,527
3.500% due 2047 2,159 2,355
4.000% due 2047 1,092 1,170
4.500% due 2047 386 420
3.500% due 2048 894 949
4.000% due 2048 1,102 1,182
4.500% due 2048 2,888 3,165
5.000% due 2048 756 828
3.000% due 2049 6,178 6,611
3.500% due 2049 834 901
4.000% due 2049 1,507 1,651
4.500% due 2049 355 389
5.000% due 2049 1,042 1,140
2.000% due 2050 4,348 4,495
2.500% due 2050 16,476 17,483
3.000% due 2050 13,412 14,332
3.500% due 2050 4,726 5,040
4.500% due 2050 86 94
5.000% due 2050 196 215
4.000% due 2056 990 1,114
4.500% due 2056 245 279
5.500% due 2056 229 269
3.500% due 2057 727 803
4.000% due 2057 134 151
4.500% due 2057 199 227
15 Year TBA(Ï)
1.500% 700 716
2.000% 2,900 3,013
30 Year TBA(Ï)
2.000% 5,000 5,169
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 Class 1M2
2.768% due 05/25/24 (USD 1 Month
LIBOR + 2.600%)(Ê) 672 588
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (USD 1 Month
LIBOR + 3.000%)(Ê) 1,255 1,097
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-C04 Class 1M2
5.068% due 11/25/24 (USD 1 Month
LIBOR + 4.900%)(Ê) 610 632
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 33 34
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (USD 1 Month
LIBOR + 4.250%)(Ê) 1,445 1,477
Series 2017-C01 Class 1M2
3.718% due 07/25/29 (USD 1 Month
LIBOR + 3.550%)(Ê) 549 565
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (USD 1 Month
LIBOR + 2.200%)(Ê) 503 496
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (USD 1 Month
LIBOR + 2.150%)(Ê) 522 512
Series 2019-R07 Class 1M2
2.268% due 10/25/39 (USD 1 Month
LIBOR + 2.100%)(Ê)(Þ) 592 589
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 8 9
Series 2004-W5 Class A1
6.000% due 02/25/47 143 171
Series 2005-24 Class ZE
5.000% due 04/25/35 159 181
Series 2012-35 Class SC
Interest Only STRIP
6.332% due 04/25/42 (USD 1 Month
LIBOR + 6.500%)(Ê) 18 4
Series 2012-55 Class PC
3.500% due 05/25/42 492 538
Series 2013-54 Class BS
Interest Only STRIP
5.982% due 06/25/43 (USD 1 Month
LIBOR + 6.150%)(Ê) 81 18
Series 2013-124 Class SB
Interest Only STRIP
5.782% due 12/25/43 (USD 1 Month
LIBOR + 5.950%)(Ê) 94 20
Series 2016-23 Class ST
Interest Only STRIP
5.832% due 11/25/45 (USD 1 Month
LIBOR + 6.000%)(Ê) 310 67
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (USD 1 Month
LIBOR + 6.100%)(Ê) 264 52
Series 2017-76 Class SB
Interest Only STRIP
5.932% due 10/25/57 (USD 1 Month
LIBOR + 6.100%)(Ê) 289 66
Series 2017-85 Class SC
Interest Only STRIP
6.032% due 11/25/47 (USD 1 Month
LIBOR + 6.200%)(Ê) 58 11
Series 2020-47 Class GZ
2.000% due 07/25/50 101 101
Series 2020-56 Class DI
Interest Only STRIP
2.500% due 08/25/50 199 27

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2020-5010 Class IK
Interest Only STRIP
2.500% due 09/25/50 100 13
Series 2020-5010 Class JI
Interest Only STRIP
2.500% due 09/25/50 199 27
Series 2020-5013 Class IN
Interest Only STRIP
2.500% due 09/25/50 100 14
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 84 95
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 200 224
Series 2019-M4 Class A2
3.610% due 02/25/31 90 108
Series 2019-M5 Class A2
3.273% due 02/25/29 150 172
Series 2019-M19 Class A2
2.560% due 09/25/29 389 429
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 200 215
Series 2019-M27 Class A2
2.700% due 11/25/40 100 114
Series 2019-M28 Class AV
2.232% due 02/25/27 262 280
Series 2020-M36 Class X1
Interest Only STRIP
1.564% due 09/25/34 (~)(Ê) 599 66
Flagstar Mortgage Trust
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 148 150
Freddie Mac
3.500% due 2030 82 87
2.500% due 2031 3,803 4,035
3.000% due 2032 55 57
4.500% due 2034 120 132
5.500% due 2038 287 337
6.000% due 2038 67 79
5.000% due 2040 170 196
4.000% due 2041 1,020 1,162
4.500% due 2041 170 191
5.500% due 2041 185 215
3.500% due 2043 798 888
4.000% due 2044 436 485
3.500% due 2045 1,252 1,378
4.000% due 2045 911 994
3.000% due 2046 2,608 2,812
4.000% due 2046 252 274
4.500% due 2046 193 212
2.542% due 2047 (U.S. Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.286%)(Ê) 200 206
3.000% due 2047 1,017 1,095
3.000% due 2048 154 166
4.000% due 2048 1,773 1,933
4.500% due 2048 394 427
5.000% due 2048 147 161
3.000% due 2049 517 551
4.500% due 2049 580 637
5.000% due 2049 225 247
2.500% due 2050 3,245 3,443
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 2050 9,625 10,257
3.500% due 2050 750 800
4.000% due 2050 169 182
4.500% due 2050 93 101
5.000% due 2050 365 399
Series 2014-334 Class S7
Interest Only STRIP
5.915% due 08/15/44 (USD 1 Month
LIBOR + 6.100%)(Ê) 132 28
Series 2016-353 Class S1
Interest Only STRIP
5.815% due 12/15/46 (USD 1 Month
LIBOR + 6.000%)(Ê) 64 14
Series 2020-1 Class M
4.250% due 08/25/59 (~)(Ê)(Þ) 720 696
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 2,016 97
Series 2019-K091 Class A2
3.505% due 03/25/29 70 83
Freddie Mac Reference REMICS
Series 2006-R007 Class ZA
6.000% due 05/15/36 186 223
Freddie Mac REMICS
Series 2003-2624 Class QH
5.000% due 06/15/33 58 67
Series 2010-3632 Class PK
5.000% due 02/15/40 114 127
Series 2010-3653 Class B
4.500% due 04/15/30 170 187
Series 2011-3973 Class SA
Interest Only STRIP
6.305% due 12/15/41 (USD 1 Month
LIBOR + 6.490%)(Ê) 282 65
Series 2012-4010 Class KM
3.000% due 01/15/42 100 107
Series 2018-4813 Class CJ
3.000% due 08/15/48 57 60
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 2,500 252
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-HQ2 Class M3
3.918% due 09/25/24 (USD 1 Month
LIBOR + 3.750%)(Ê) 522 533
Series 2015-DN1 Class M3
4.318% due 01/25/25 (USD 1 Month
LIBOR + 4.150%)(Ê) 283 283
Series 2016-DNA2 Class M3
4.818% due 10/25/28 (USD 1 Month
LIBOR + 4.650%)(Ê) 1,568 1,629
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (USD 1 Month
LIBOR + 3.800%)(Ê) 2,061 2,133
Series 2017-DNA2 Class B1
5.318% due 10/25/29 (USD 1 Month
LIBOR + 5.150%)(Ê) 510 518
Series 2017-DNA2 Class M2
3.618% due 10/25/29 (USD 1 Month
LIBOR + 3.450%)(Ê) 440 453

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ginnie Mae I
3.000% due 2042 297 313
3.500% due 2048 66 70
Ginnie Mae II
3.500% due 2044 68 73
3.000% due 2045 95 100
3.500% due 2045 26 28
3.000% due 2046 203 215
3.500% due 2047 270 292
4.000% due 2047 554 595
4.500% due 2048 1,312 1,414
5.000% due 2048 416 456
3.500% due 2049 182 188
4.000% due 2049 487 526
4.500% due 2049 479 516
5.000% due 2049 824 896
3.000% due 2050 293 307
3.500% due 2050 99 105
4.000% due 2050 97 106
30 Year TBA(Ï)
2.000% 900 935
2.500% 1,000 1,050
Ginnie Mae REMICS
Series 2012-135 Class IO
Interest Only STRIP
0.606% due 01/16/53 (~)(Ê) 1,252 34
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 591 60
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 174 185
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 68 71
Series 2016-21 Class ST
Interest Only STRIP
5.960% due 02/20/46 (USD 1 Month
LIBOR + 6.150%)(Ê) 198 44
Series 2016-51 Class NS
Interest Only STRIP
5.860% due 04/20/46 (USD 1 Month
LIBOR + 6.050%)(Ê) 91 17
Series 2018-130 Class A
3.250% due 05/16/59 34 35
Series 2019-123 Class A
3.000% due 10/20/49 72 76
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 391 66
Series 2020-47 Class NI
Interest Only STRIP
3.500% due 04/20/50 98 17
Series 2020-123 Class IL
Interest Only STRIP
2.500% due 08/20/50 100 14
Series 2020-123 Class NI
Interest Only STRIP
2.500% due 08/20/50 200 28
Series 2020-H09 Class FL
1.340% due 05/20/70 (USD 1 Month
LIBOR + 1.150%)(Ê) 200 209
Series 2020-H09 Class NF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.440% due 04/20/70 (USD 1 Month
LIBOR + 1.250%)(Ê) 95 98
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 393 395
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
1.485% due 09/15/31 (USD 1 Month
LIBOR + 1.300%)(Ê)(Þ) 490 417
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 235 255
Series 2019-SOHO Class A
1.085% due 06/15/36 (USD 1 Month
LIBOR + 0.900%)(Ê)(Þ) 630 625
Hawaii Hotel Trust
Series 2019-MAUI Class C
1.835% due 05/15/38 (USD 1 Month
LIBOR + 1.650%)(Ê)(Þ) 940 871
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 1,240 1,202
Series 2016-HHV Class E
4.333% due 11/05/38 (~)(Ê)(Þ) 600 558
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 226 226
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 1,170 900
HomeBanc Mortgage Trust
Series 2005-3 Class M4
0.818% due 07/25/35 (USD 1 Month
LIBOR + 0.670%)(Ê) 940 904
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 1,225 1,147
IndyMac INDA Mortgage Loan Trust
Series 2006-AR2 Class 1A1A
0.388% due 04/25/46 (USD 1 Month
LIBOR + 0.220%)(Ê) 632 574
Series 2006-AR2 Class 1A1B
0.378% due 04/25/46 (USD 1 Month
LIBOR + 0.210%)(Ê) 475 430
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 (~)(Ê) 17 17
JPMorgan Mortgage Trust
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 421 432
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 856 877
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 147 151
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 351 360
Series 2018-LTV1 Class A4
4.000% due 04/25/49 (~)(Ê)(Þ) 671 683
Series 2019-INV2 Class A3
3.500% due 02/25/50 (~)(Ê)(Þ) 669 691
Legacy Mortgage Asset Trust
Series 2019-GS7 Class A1

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.250% due 11/25/59 (~)(Ê)(Þ) 675 675
LSTAR Securities Investment, Ltd.
Series 2019-4 Class A1
1.673% due 05/01/24 (USD 1 Month
LIBOR + 1.500%)(Ê)(Þ) 373 370
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 126 72
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 126 72
Morgan Stanley Capital I Trust
Series 2011-C3 Class A4
4.118% due 07/15/49 76 77
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 200 222
Series 2016-UBS9 Class A4
3.594% due 03/15/49 205 227
Series 2018-BOP Class E
2.135% due 06/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,669 1,487
Series 2018-SUN Class E
2.135% due 07/15/35 (USD 1 Month
LIBOR + 1.950%)(Ê)(Þ) 1,955 1,830
Series 2019-BPR Class A
1.585% due 05/15/36 (USD 1 Month
LIBOR + 1.400%)(Ê)(Þ) 350 335
Series 2019-NUGS Class E
3.744% due 12/15/36 (USD 1 Month
LIBOR + 2.244%)(Ê)(Þ) 1,970 1,798
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,500 1,492
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 8,761 197
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 5,418 32
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 255 251
Natixis Commercial Mortgage Securities
Trust
Series 2019-FAME Class A
3.047% due 08/15/36 (Þ) 440 435
New Residential Mortgage Loan Trust
Series 2019-NQM4 Class A2
2.644% due 09/25/59 (~)(Ê)(Þ) 408 414
Nomura Resecuritization Trust
Series 2015-4R Class 1A14
0.940% due 03/26/47 (USD 1 Month
LIBOR + 0.190%)(Ê)(Þ) 1,121 909
PMT Credit Risk Transfer Trust
Series 2019-1R Class A
2.170% due 03/27/24 (USD 1 Month
LIBOR + 2.000%)(Ê)(Þ) 285 256
Series 2019-3R Class A
2.870% due 10/27/22 (USD 1 Month
LIBOR + 2.700%)(Ê)(Þ) 460 443
Radnor RE, Ltd.
Series 2020-1 Class M1A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.118% due 02/25/30 (USD 1 Month
LIBOR + 0.950%)(Ê)(Þ) 567 565
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 200 209
Residential Accredit Loans, Inc. Trust
Series 2006-QO7 Class 2A1
2.541% due 09/25/46 (Federal
Reserve U.S. 12 Month Cumulative
Avg 1 year CMT + 0.850%)(Ê) 804 717
Residential Asset Securitization Trust
Series 2003-A15 Class 1A2
0.618% due 02/25/34 (USD 1 Month
LIBOR + 0.450%)(Ê) 16 14
SBALR Commercial Mortgage Trust
Series 2020-RR1 Class C
3.979% due 02/13/53 (~)(Ê) 410 410
Sequoia Mortgage Trust
Series 2013-4 Class A3
1.550% due 04/25/43 (~)(Ê) 811 811
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 312 322
Structured Adjustable Rate Mortgage
Loan Trust
Series 2006-5 Class 3A
3.937% due 06/25/36 (~)(Ê) 1,017 799
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
0.925% due 11/11/34 (USD 1 Month
LIBOR + 0.750%)(Ê)(Þ) 243 233
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR7 Class A7
4.404% due 08/25/33 (~)(Ê) 42 41
Series 2005-10 Class 3CB1
6.000% due 11/25/35 684 635
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 1,922 126
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 Class 1A1
4.026% due 04/25/36 (~)(Ê) 856 823
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 371 386
210,799
Non-US Bonds - 4.4%
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 3,950 24
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 2,050 415
10.000% due 01/01/27 BRL 745 154
Canadian Government International
Bond
1.500% due 06/01/23 CAD 1,259 977
2.250% due 06/01/25 CAD 966 789
1.000% due 06/01/27 CAD 972 760
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 8,010,600 2,572
6.000% due 04/28/28 COP 2,418,700 668

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 55
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 4,651,000 348
Series FR59
7.000% due 05/15/27 IDR 7,858,000 544
Series FR68
8.375% due 03/15/34 IDR 8,068,000 582
Series FR77
8.125% due 05/15/24 IDR 2,537,000 184
Series FR78
8.250% due 05/15/29 IDR 15,784,000 1,155
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 3,130 3,767
Japan 10 Year Government International
Bond
Series 356
0.100% due 09/20/29 JPY 200 2
Japan 20 Year Government International
Bond
Series 170
0.300% due 09/20/39 JPY 19,050 178
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 5,384 1,388
Series 0116
3.800% due 08/17/23 MYR 2,149 542
Series 0117
3.882% due 03/10/22 MYR 440 109
Series 0119
3.906% due 07/15/26 MYR 584 152
Series 0218
3.757% due 04/20/23 MYR 1,887 474
Series 0307
3.502% due 05/31/27 MYR 1,184 304
Series 0313
3.480% due 03/15/23 MYR 2,472 616
Series 0319
3.478% due 06/14/24 MYR 83 21
Series 0411
4.232% due 06/30/31 MYR 1,112 301
Mexican Bonos
Series M 20
8.500% due 05/31/29 MXN 27,440 1,467
Series M 30
10.000% due 11/20/36 MXN 19,304 1,164
Series M
7.750% due 11/13/42 MXN 82,307 4,029
8.000% due 11/07/47 MXN 38,160 1,907
Peru Government International Bond
5.700% due 08/12/24 PEN 3,310 1,081
6.900% due 08/12/37 PEN 1,861 615
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 48,740 708
Series 6219
7.750% due 09/16/26 RUB 31,660 450
Series 6224
6.900% due 05/23/29 RUB 78,719 1,066
Series 6225
7.250% due 05/10/34 RUB 1,960 27
Series 6228
7.650% due 04/10/30 RUB 61,470 875
Series 6230
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.700% due 03/16/39 RUB 42,470 623
Singapore Government International
Bond
1.250% due 10/01/21 SGD 972 719
3.125% due 09/01/22 SGD 461 356
2.750% due 07/01/23 SGD 836 654
3.000% due 09/01/24 SGD 823 664
2.125% due 06/01/26 SGD 2,930 2,332
3.500% due 03/01/27 SGD 316 273
2.875% due 07/01/29 SGD 549 472
2.875% due 09/01/30 SGD 1,200 1,045
Spain Government International Bond
1.950% due 07/30/30 (Þ) EUR 840 1,152
38,705
United States Government Treasuries - 12.5%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 578 587
0.375% due 07/15/23 4,900 5,139
0.375% due 07/15/25 3,122 3,389
3.375% due 04/15/32 2,861 4,337
2.125% due 02/15/40 1,474 2,254
2.125% due 02/15/41 225 348
1.375% due 02/15/44 1,756 2,491
0.750% due 02/15/45 286 363
1.000% due 02/15/46 1,017 1,368
0.875% due 02/15/47 2,050 2,718
1.000% due 02/15/48 767 1,054
1.000% due 02/15/49 2,121 2,949
United States Treasury Notes
1.250% due 10/31/21 7,420 7,510
1.500% due 11/30/21 5,340 5,423
0.125% due 05/31/22 3,850 3,849
1.875% due 05/31/22 1,315 1,353
1.625% due 08/15/22 6,095 6,266
1.750% due 05/15/23 4,585 4,776
1.375% due 06/30/23 340 351
1.250% due 07/31/23 1,720 1,773
1.625% due 10/31/23 3,080 3,219
1.250% due 08/31/24 305 317
2.000% due 02/15/25 2,320 2,497
0.375% due 04/30/25 520 523
2.125% due 05/15/25 300 326
0.250% due 05/31/25 1,950 1,950
0.250% due 06/30/25 190 190
2.000% due 08/15/25 1,478 1,601
3.000% due 10/31/25 480 545
2.250% due 11/15/25 1,325 1,456
1.625% due 02/15/26 1,798 1,923
2.250% due 03/31/26 750 828
1.625% due 05/15/26 2,120 2,271
1.500% due 08/15/26 4,935 5,260
0.500% due 04/30/27 20 20
2.375% due 05/15/27 545 614
0.500% due 05/31/27 2,875 2,887
0.500% due 08/31/27 620 621
2.750% due 02/15/28 480 558
2.375% due 05/15/29 345 397
0.625% due 05/15/30 120 120
0.625% due 08/15/30 1,510 1,501
1.125% due 05/15/40 2,145 2,111

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.750% due 11/15/42 835 1,069
2.875% due 05/15/43 130 170
3.125% due 08/15/44 645 878
2.875% due 08/15/45 1,705 2,240
3.000% due 05/15/47 265 359
2.750% due 11/15/47 1,250 1,624
3.000% due 02/15/48 575 781
3.125% due 05/15/48 500 695
3.375% due 11/15/48 340 495
2.000% due 02/15/50 2,090 2,364
1.250% due 05/15/50 8,495 8,051
1.375% due 08/15/50 2,570 2,515
111,274
Total Long-Term Investments
(cost $727,274) 750,172
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 80,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 1,760
—
Total Common Stocks
(cost $44) —
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury
Bond Futures
Bank of Montreal Oct 2020 177.00
Call (13) USD 2,301 (ÿ) 13
Bank of Montreal Oct 2020 177.50
Call (7) USD 1,243 (ÿ) 6
Bank of Montreal Oct 2020 178.00
Call (10) USD 1,780 (ÿ) 7
Bank of America Oct 2020 174.00
Put (6) USD 1,044 (ÿ) 3
Bank of America Oct 2020 175.00
Put (12) USD 2,100 (ÿ) 10
Bank of Montreal Oct 2020 176.00
Put (6) USD 1,056 (ÿ) 8
Total Options Purchased
(cost $62) 47
Short-Term Investments - 15.3%
Anthem, Inc.
3.700% due 08/15/21 40 41
Apple, Inc.
2.000% due 11/13/20 80 80
Argentina Treasury Bond
Series CER
0.000% due 08/05/21 ARS 4,140 33
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 20 20
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 4,005 744
Bristol-Myers Squibb Co.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.250% due 08/15/21 70 71
Canadian Government International
Bond
0.750% due 09/01/21 CAD 857 647
Chubb INA Holdings, Inc.
2.300% due 11/03/20 20 20
Cigna Corp.
Series WI
3.400% due 09/17/21 60 62
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 107 110
Delta Air Lines, Inc.
3.400% due 04/19/21 170 169
Fannie Mae
4.316% due 01/01/21 (~)(Ê) 192 192
Federal Home Loan Bank Discount
Notes
0.157% due 10/28/20 (ç)(ž) 180 180
Federal Home Loan Banks
0.200% due 10/07/20 (SOFR +
0.120%)(Ê) 660 660
Ford Motor Credit Co. LLC
5.875% due 08/02/21 200 204
General Motors Financial Co., Inc.
2.450% due 11/06/20 30 30
4.375% due 09/25/21 20 21
Genworth Holdings, Inc.
7.625% due 09/24/21 169 169
Goldman Sachs Group, Inc. (The)
4.000% due 12/20/20 (USD 3 Month
LIBOR + 0.768%)(Ê) 3 3
5.250% due 07/27/21 380 395
JPMorgan Chase & Co.
4.250% due 10/15/20 300 300
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 30 30
Malaysia Government International Bond
Series 0111
4.160% due 07/15/21 MYR 150 37
Series 0314
4.048% due 09/30/21 MYR 610 150
Netflix, Inc.
5.375% due 02/01/21 60 61
Nordea Bank AB
4.875% due 05/13/21 (Þ) 265 272
Poland Government International Bond
5.125% due 04/21/21 550 564
Progress Energy, Inc.
4.400% due 01/15/21 30 30
Royal Bank of Canada
2.150% due 10/26/20 70 70
Series GMTN
3.200% due 04/30/21 70 71
Singapore Government International
Bond
2.250% due 06/01/21 SGD 321 238

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 57
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 50 51
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 90 91
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 250 255
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 140 139
Time Warner Cable LLC
4.125% due 02/15/21 150 151
Toronto-Dominion Bank (The)
3.250% due 06/11/21 90 92
U.S. Cash Management Fund(@) 100,657,546(∞) 100,637
United States Treasury Bills
0.000% due 10/01/20 (ç)(ž) 600 600
0.058% due 10/08/20 (ç)(ž) 7,925 7,925
0.091% due 11/05/20 (ž) 4,525 4,524
0.100% due 12/03/20 (ž) 4,588 4,587
0.104% due 01/28/21 (ž) 5,050 5,048
0.108% due 02/25/21 (ž) 6,327 6,324
UnitedHealth Group, Inc.
3.875% due 10/15/20 10 10
US Bank NA
Series BKNT
3.150% due 04/26/21 250 254
Wells Fargo & Co.
4.600% due 04/01/21 220 225
Westpac Banking Corp.
2.600% due 11/23/20 80 80
Total Short-Term Investments
(cost $137,117) 136,667
Total Investments - 99.4%
(identified cost $864,497) 886,886
Other Assets and Liabilities,
Net - 0.6%
5,083
Net Assets - 100.0%
891,969

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
19.7%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 120,000 100.53 121
122
AbbVie, Inc. 11/12/19 480,000 100.86 484
528
AbbVie, Inc. 11/12/19 100,000 99.89 100
109
AbbVie, Inc. 11/12/19 440,000 99.93 440
455
AbbVie, Inc. 11/12/19 390,000 99.93 390
414
AbbVie, Inc. 03/25/20 20,000 97.61 20
24
AbbVie, Inc. 05/12/20 285,000 102.30 292
295
AbbVie, Inc. 05/12/20 60,000 107.58 65
67
AbbVie, Inc. 05/12/20 10,000 116.06 12
12
Abu Dhabi Government International Bond 10/03/17 200,000 99.86 200
207
Abu Dhabi Government International Bond 04/08/20 520,000 96.17 500
634
ACE Securities Corp. Mortgage Loan Trust 03/08/17 509,850 93.82 478
504
Adani Abbot Point Terminal Pty, Ltd. 02/01/19 253,000 92.55 234
229
Adani Ports and Special Economic Zone, Ltd. 08/04/20 811,000 101.43 823
814
Alimentation Couche-Tard, Inc. 09/19/17 702,000 102.74 721
785
Ambac Assurance Corp. 02/09/17 881 168.77 1
1
Ambac LSNI LLC 02/09/17 3,689,849 99.09 3,718
3,690
Anglo American Capital PLC 09/06/17 200,000 99.97 200
215
Anglo American Capital PLC 05/14/20 712,000 107.32 764
818
AP Moller - Maersk A/S 05/12/20 767,000 99.32 762
862
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 340,000 100.00 340
315
AT&T, Inc. 06/13/16 83,000 95.22 79
79
AT&T, Inc. 01/04/18 231,000 99.44 230
225
Avis Budget Rental Car Funding (AESOP) LLC 04/16/19 600,000 100.33 602
634
Banco de Bogota SA 09/22/17 686,000 104.27 715
720
Banco de Credito del Peru 12/04/19 693,000 104.07 721
742
Banco Inbursa SA Institucion de Banca Multiple 01/06/20 711,000 103.47 736
744
Bangkok Bank PCL 11/09/18 219,000 99.58 218
230
Banistmo SA 12/07/17 729,000 100.46 732
738
Bausch Health Cos., Inc. 04/15/20 70,000 109.37 77
75
Bausch Health Cos., Inc. 05/11/20 110,000 100.00 110
113
Bayer US Finance II LLC 08/03/20 682,000 120.85 824
743
Bayer US Finance LLC 08/02/18 726,000 100.51 730
790
BCAP LLC Trust 07/21/16 674,659 76.33 515
604
BCAP LLC Trust 03/20/17 491,968 86.36 425
431
BCAP LLC Trust 03/20/17 781,452 86.39 675
686
Bellemeade Re, Ltd. 08/26/20 1,933,000 100.53 1,943
1,937
Bellemeade Re, Ltd. 09/29/20 1,059,000 100.94 1,069
1,067
Berkshire Hathaway Energy Co. 04/07/20 699,000 107.82 754
797
Bharti Airtel International Netherlands BV 09/26/19 693,000 104.03 721
732
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 692,250 99.73 690
648
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 20,000 101.34 20
20
BMW US Capital LLC 03/20/18 20,000 98.74 20
20
BNP Paribas SA 08/07/18 200,000 99.56 199
234
BNP Paribas SA 01/03/19 260,000 100.00 260
288
BNP Paribas SA 06/02/20 200,000 100.00 200
206
BNP Paribas SA 06/10/20 722,000 111.11 802
820
BX Trust 03/02/18 1,575,000 99.47 1,567
1,548
BX Trust 06/01/18 1,650,000 100.00 1,650
1,513
BX Trust 03/05/19 133,000 100.46 134
131
BX Trust 10/09/19 1,044,228 100.00 1,044
1,044
CAL Funding II, Ltd. 12/10/19 236,800 101.65 241
243
CAMB Commercial Mortgage Trust 01/25/19 1,651,000 100.00 1,651
1,562
CAMB Commercial Mortgage Trust 01/25/19 987,000 100.13 988
939
Cameron LNG LLC 12/05/19 40,000 100.00 40
44
Cameron LNG LLC 12/05/19 230,000 102.68 236
259
Cargill, Inc. 04/20/20 110,000 100.10 110
113
Carlyle Global Market Strategies CLO, Ltd. 11/07/19 760,003 99.62 757
751
Carnival Corp. 08/13/20 690,000 110.97 766
773
Carrier Global Corp. 02/13/20 20,000 100.00 20
21
Carrier Global Corp. 02/13/20 40,000 100.00 40
41
Carrier Global Corp. 02/13/20 90,000 100.00 90
94
Carrier Global Corp. 02/13/20 160,000 100.21 160
167
Carrier Global Corp. 02/18/20 60,000 101.63 61
63
Carrier Global Corp. 02/18/20 60,000 101.74 61
63
Carrier Global Corp. 06/16/20 50,000 99.85 50
52
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 270,000 100.31 271
282

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 59
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 10,000 101.93 10
11
Cedar Funding, Ltd. 07/03/18 1,600,000 100.00 1,600
1,578
Cheniere Energy, Inc. 09/15/20 60,000 100.00 60
62
Citigroup Commercial Mortgage Trust 01/12/17 170,000 102.42 174
177
Citigroup Commercial Mortgage Trust 02/12/19 1,418,000 0.99 1,402
1,408
Citigroup Commercial Mortgage Trust 02/21/19 430,000 100.00 430
409
Citigroup Mortgage Loan Trust, Inc. 02/01/17 97,614 97.84 96
98
Commercial Mortgage Trust 01/22/16 195,000 1.06 206
208
Commercial Mortgage Trust 02/17/16 205,000 103.67 213
219
Commercial Mortgage Trust 07/25/16 140,000 102.06 143
141
Commercial Mortgage Trust 11/21/16 211,000 100.79 213
214
Commercial Mortgage Trust 06/05/19 899,000 100.00 899
840
Commerzbank AG 06/24/20 213,000 112.51 240
242
CORE Mortgage Trust 03/01/19 1,520,000 100.00 1,520
1,490
Credit Agricole SA 06/09/20 250,000 100.00 250
256
Credit Agricole SA 06/11/20 734,000 109.54 804
810
Credit Suisse Group AG 03/27/20 250,000 100.00 250
288
Credit Suisse Group AG 06/02/20 330,000 100.00 330
341
Credit Suisse Group AG 07/07/20 699,000 112.11 784
793
Credit Suisse Mortgage Capital Certificates 06/20/17 600,000 99.59 598
396
Credit Suisse Mortgage Capital Certificates 05/28/19 170,000 100.00 170
170
Credit Suisse Mortgage Capital Certificates 05/28/19 1,282,000 100.00 1,282
1,264
Credit Suisse Mortgage Trust 06/26/18 857,384 97.70 838
890
DAE Funding LLC 11/01/18 20,000 100.00 20
20
Danone SA 10/26/16 690,000 99.95 690
701
Danone SA 04/22/19 718,000 100.10 719
757
Danske Bank A/S 01/11/19 400,000 101.36 405
420
Danske Bank A/S 03/11/19 862,000 104.29 908
970
Danske Bank A/S 09/17/19 200,000 102.45 205
215
Danske Bank A/S 06/16/20 200,000 100.00 200
202
DBGS Mortgage Trust 04/03/19 985,000 101.34 998
1,010
DCP Midstream Operating, LP 12/11/19 30,000 104.86 31
29
Dell International LLC / EMC Corp. 05/17/16 107,000 100.00 107
110
Delta Air Lines Pass-Through Trust 04/27/20 1,382,000 102.21 1,416
1,518
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 90,000 100.50 90
93
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 09/16/20 90,000 100.83 91
92
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 365,779 100.59 368
359
Dividend Solar Loans LLC 06/28/19 320,982 99.99 321
329
DP World PLC 10/03/19 200,000 115.22 230
228
Dresdner Funding Trust I 06/23/20 265,000 137.72 365
385
Dryden 50 Senior Loan Fund 07/24/17 1,230,000 100.00 1,230
1,222
Eagle Re, Ltd. 01/27/20 511,000 100.00 511
507
Education Loan Asset-Backed Trust I 07/24/19 580,000 99.36 576
576
Electricite de France SA 04/24/20 614,000 130.60 802
836
ENEL Finance International NV 01/05/18 706,000 101.03 713
786
Enel SpA 07/07/20 679,000 114.99 781
793
Eni SpA 09/26/19 658,000 108.56 714
740
Equate Petrochemical BV 10/27/16 200,000 99.20 198
210
Falabella SA 01/03/20 692,000 104.19 721
744
Fannie Mae Connecticut Avenue Securities 10/29/19 591,979 100.02 592
589
Fidelity & Guaranty Life Holdings, Inc. 07/07/20 727,000 108.59 789
815
FirstKey Homes 2020-SFR1 Trust 07/31/20 881,000 100.00 881
884
Flagstar Mortgage Trust 04/13/18 147,701 98.64 146
150
Flatiron CLO, Ltd. 11/21/19 1,000,000 100.09 1,001
992
Freddie Mac 03/05/20 720,000 105.25 758
696
Fresenius Medical Care US Finance II, Inc. 06/16/16 110,000 102.38 113
123
Fresenius Medical Care US Finance II, Inc. 09/19/17 541,000 104.74 567
575
Gazprom PJSC Via Gaz Capital SA 02/01/19 672,000 104.57 703
714
GFL Environmental, Inc. 04/22/20 70,000 100.00 70
71
Glencore Finance Canada, Ltd. 08/04/20 667,000 121.96 813
816
Glencore Funding LLC 10/12/16 40,000 100.90 40
44
Glencore Funding LLC 09/13/17 330,000 100.92 333
360
Glencore Funding LLC 01/16/19 60,000 94.84 57
65
Glencore Funding LLC 03/05/19 410,000 100.82 413
444
Goldentree Loan Management US CLO 2, Ltd. 10/26/18 1,300,000 100.03 1,300
1,288
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 1,147,000 100.00 1,147
1,151
Grace Mortgage Trust 05/19/17 393,000 102.96 405
395
GS Mortgage Securities Corp. II 06/06/18 490,000 100.00 490
417

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
GS Mortgage Securities Trust 07/20/16 235,000 111.67 262
255
GS Mortgage Securities Trust 05/31/19 630,000 100.00 630
625
Guardian Life Global Funding 06/16/20 50,000 99.91 50
50
GUSAP III, LP 05/13/20 837,000 89.38 748
872
Hanesbrands, Inc. 08/10/18 10,000 98.43 10
10
Hanesbrands, Inc. 08/13/18 70,000 101.80 71
75
Hanesbrands, Inc. 04/30/20 80,000 100.38 80
85
Hawaii Hotel Trust 05/16/19 940,000 100.00 940
871
Heineken NV 10/22/19 710,000 101.87 723
738
Hilton Domestic Operating Co., Inc. 04/16/20 40,000 100.00 40
42
Hilton Domestic Operating Co., Inc. 04/16/20 120,000 100.31 120
125
Hilton USA Trust 11/22/16 1,840,000 89.32 1,682
1,760
Hilton USA Trust 05/26/17 226,000 99.72 225
226
HMH Trust 06/09/17 1,170,000 99.99 1,170
900
Hospitality Mortgage Trust 05/16/19 1,225,291 100.00 1,225
1,147
ICICI Bank, Ltd. 09/06/18 782,000 101.31 792
825
Intesa Sanpaolo SpA 07/10/17 400,000 100.15 401
411
Intesa Sanpaolo SpA 01/05/18 200,000 99.88 200
208
Intesa Sanpaolo SpA 04/22/19 846,000 96.27 814
902
Intesa Sanpaolo SpA 06/22/20 292,000 104.19 304
307
Inversiones CMPC SA 09/22/17 214,000 101.95 218
223
Invitation Homes Trust 09/09/20 1,377,969 99.62 1,373
1,374
JPMorgan Mortgage Trust 03/23/18 1,277,278 100.94 1,300
1,309
JPMorgan Mortgage Trust 04/25/18 498,324 97.91 488
511
JPMorgan Mortgage Trust 09/18/19 669,069 101.19 677
691
JPMorgan Mortgage Trust 05/15/20 670,768 103.32 693
683
KazMunayGas National Co. JSC 04/17/18 200,000 100.00 200
233
KKR Group Finance Co. II LLC 02/20/15 10,000 109.53 11
13
Kraft Heinz Foods Co. 04/14/20 261,000 103.85 271
275
Kraft Heinz Foods Co. 05/04/20 80,000 100.00 80
92
Kraft Heinz Foods Co. 05/04/20 30,000 100.00 30
33
Kuwait Government International Bond 03/13/17 210,000 99.33 209
236
Lamb Weston Holdings, Inc. 12/01/16 60,000 99.75 60
63
Lamb Weston Holdings, Inc. 05/07/20 10,000 100.00 10
11
LCM XXIII, Ltd. 01/29/20 1,020,000 100.00 1,020
1,006
LCM XXV, Ltd. 07/10/17 1,124,000 100.00 1,124
1,109
Legacy Mortgage Asset Trust 05/23/19 408,036 100.00 408
409
Legacy Mortgage Asset Trust 06/01/20 674,978 98.46 665
675
Lloyds Bank PLC 09/03/20 681,000 117.23 798
778
Lloyds Banking Group PLC 06/22/20 108,000 111.83 121
128
LSTAR Securities Investment, Ltd. 05/17/19 372,616 100.00 373
370
Lukoil International Finance BV 09/19/17 682,000 103.65 707
725
LYB Finance Co. BV 02/15/19 186,000 117.42 218
246
Madison Park Funding XIII, Ltd. 11/07/19 574,000 99.67 572
569
Madison Park Funding XVIII, Ltd. 12/01/17 1,922,000 99.81 1,918
1,898
Magnetite XVIII, Ltd. 10/31/18 1,488,000 100.00 1,488
1,480
Marks & Spencer PLC 09/25/19 170,000 114.32 194
180
Mars, Inc. 03/26/19 30,000 99.74 30
34
Mars, Inc. 03/26/19 60,000 99.95 60
65
Midwest Connector Capital Co. LLC 06/04/19 267,000 101.09 270
269
Midwest Connector Capital Co. LLC 06/10/20 769,000 104.61 804
776
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 120,000 98.79 119
125
ML-CFC Commercial Mortgage Trust 08/05/16 126,144 82.51 104
72
Morgan Stanley Capital I Trust 07/19/18 1,955,000 100.00 1,955
1,830
Morgan Stanley Capital I Trust 08/15/18 1,668,666 100.00 1,669
1,487
Morgan Stanley Capital I Trust 04/24/19 350,000 100.00 350
335
Morgan Stanley Capital I Trust 12/12/19 1,970,000 99.44 1,959
1,798
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,418,000 0.59 32
32
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 8,761,000 2.25 197
197
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,500,000 97.32 1,460
1,492
MSCG Trust 05/19/15 255,000 101.35 258
251
National Securities Clearing Corp. 04/16/20 250,000 99.92 250
254
Natixis Commercial Mortgage Securities Trust 08/29/19 440,000 102.82 452
435
Navient Student Loan Trust 07/20/20 990,883 99.99 991
994
Navient Student Loan Trust 07/23/20 4,090,576 101.05 4,135
4,145
NBK SPC, Ltd. 09/30/19 714,000 100.47 717
730
Nestle Holdings, Inc. 01/03/20 698,000 103.91 725
755
New Residential Mortgage Loan Trust 09/09/19 407,663 100.00 408
414

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 61
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
New York Life Global Funding 06/17/20 90,000 99.90 90
91
NGPL PipeCo LLC 09/26/19 553,000 129.03 714
701
Nissan Motor Acceptance Corp. 09/10/20 280,000 100.00 280
283
Nissan Motor Acceptance Corp. 09/10/20 300,000 100.00 300
301
Nomura Resecuritization Trust 07/22/16 1,121,165 59.93 672
909
Nordea Bank AB 06/04/19 265,000 101.19 268
272
Northern Natural Gas Co. 08/02/18 631,000 108.97 688
749
NXP BV / NXP Funding LLC / NXP USA, Inc. 04/29/20 80,000 100.49 80
85
OneMain Financial Issuance Trust 08/13/20 1,382,000 99.99 1,382
1,392
Park Aerospace Holdings, Ltd. 02/25/19 50,000 101.37 51
50
Parsley Energy LLC 09/25/20 10,000 92.25 9
9
Parsley Energy LLC / Parsley Finance Corp. 09/30/20 20,000 100.05 20
20
Pernod Ricard SA 06/13/16 150,000 102.44 154
157
PMT Credit Risk Transfer Trust 03/21/19 284,767 100.00 285
256
PMT Credit Risk Transfer Trust 10/11/19 460,474 100.00 460
443
Preston Ridge Partners Mortgage LLC 02/14/20 2,525,444 99.85 2,522
2,516
Preston Ridge Partners Mortgage LLC 06/18/20 586,137 100.58 590
591
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 60,000 101.73 61
64
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 70,000 102.15 72
73
Principal Life Global Funding II 06/16/20 40,000 99.92 40
41
Prosus NV 06/29/17 250,000 100.00 250
284
Provincia de Buenos Aires 02/08/17 140,000 99.81 140
55
Qatar Government International Bond 10/03/19 210,000 123.63 260
283
Qatar Government International Bond 04/07/20 360,000 100.00 360
463
Radnor RE, Ltd. 01/21/20 567,000 100.00 567
565
Raytheon Technologies Corp. 06/08/20 708,000 106.12 751
760
Raytheon Technologies Corp. 06/08/20 50,000 108.05 54
54
RBS Commercial Funding, Inc. Trust 01/19/16 200,000 1.04 207
209
RESIMAC Premier 09/23/20 966,000 100.00 966
966
Resorts World Las Vegas LLC / RWLV Capital, Inc. 07/07/20 809,000 98.52 797
763
Riserva CLO, Ltd. 06/10/19 940,000 100.00 940
934
Roche Holdings, Inc. 01/03/20 669,000 100.05 669
681
Rockies Express Pipeline LLC 06/23/20 306,000 94.15 288
298
Rockies Express Pipeline LLC 06/25/20 200,000 93.89 188
194
Sabal Trail Transmission LLC 08/02/18 663,000 105.44 699
745
SABIC Capital II BV 07/07/20 737,000 106.51 785
792
Sands China, Ltd. 06/02/20 200,000 99.91 200
209
Santander UK Group Holdings PLC 03/05/19 701,000 102.16 716
767
Santander UK Group Holdings PLC 05/14/19 238,000 102.87 245
260
Saudi Arabian Oil Co. 04/07/20 768,000 98.75 758
806
SBA Tower Trust 07/08/20 1,025,000 100.00 1,024
1,040
Schlumberger Holdings Corp. 12/10/15 40,000 99.96 40
45
Schneider Electric SE 02/04/19 800,000 101.45 812
838
Sequoia Mortgage Trust 10/21/16 311,992 102.95 321
322
Shackleton CLO, Ltd. 04/04/18 930,000 100.00 930
909
Siemens Financieringsmaatschappij NV 06/04/20 769,000 103.29 794
794
SMB Private Education Loan Trust 06/04/19 190,000 100.00 190
190
Societe Generale SA 12/11/19 700,000 106.35 744
756
SoFi Professional Loan Program Trust 12/12/19 730,000 103.62 756
772
SoFi Professional Loan Program Trust 07/20/20 753,768 102.18 770
771
Solar Star Funding LLC 04/07/20 652,414 112.25 732
762
Spain Government International Bond 05/20/20 EUR 840,000 125.59 1,055
1,152
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman Ltd 09/02/20 150,000 101.93 153
159
SpringCastle America Funding LLC 09/16/20 3,957,000 100.00 3,957
3,970
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 240,000 100.00 240
260
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 50,000 99.87 50
51
Standard Chartered PLC 05/13/20 447,000 103.94 465
475
Standard Chartered PLC 06/22/20 111,000 111.48 124
136
Sunrun Callisto Issuer, LLC 10/17/19 589,729 99.95 589
618
Swedbank AB 05/26/20 200,000 99.90 200
204
TAL Advantage VII LLC 09/09/20 2,159,000 100.03 2,160
2,164
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/11/19 30,000 101.57 30
30
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 08/11/20 50,000 100.00 50
48
Teachers Insurance & Annuity Association of America 06/14/16 340,000 115.10 391
428
Tennessee Gas Pipeline Co. LLC 02/19/20 210,000 99.93 210
217
Tesco PLC 09/03/20 623,000 130.92 816
803

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Textainer Marine Containers VII, Ltd. 09/11/20 1,712,479 102.39 1,753
1,750
Textainer Marine Containers, Ltd. 09/08/20 1,576,000 100.01 1,576
1,577
Tharaldson Hotel Portfolio Trust 01/22/18 243,024 99.95 243
233
THL Credit Wind River CLO, Ltd. 10/02/17 997,569 100.00 998
987
T-Mobile USA, Inc. 04/02/20 300,000 99.31 298
341
T-Mobile USA, Inc. 04/14/20 30,000 105.77 32
34
T-Mobile USA, Inc. 04/20/20 490,000 104.77 513
538
T-Mobile USA, Inc. 07/06/20 784,000 101.35 795
812
Towd Point Mortgage Trust 07/22/16 144,037 99.86 144
146
Towd Point Mortgage Trust 07/07/17 370,302 100.54 372
381
Towd Point Mortgage Trust 09/18/17 728,641 100.59 733
747
Towd Point Mortgage Trust 10/25/19 1,748,135 105.79 1,849
1,893
Towd Point Mortgage Trust 11/04/19 1,563,366 100.95 1,578
1,656
Towd Point Mortgage Trust 08/17/20 3,242,705 101.84 3,302
3,307
TransDigm , Inc. 04/09/20 80,000 102.33 82
84
TransDigm , Inc. 04/09/20 20,000 107.33 21
22
Trust Fibra Uno 09/20/17 685,000 105.24 721
728
TSMC Global, Ltd. 09/23/20 200,000 99.91 200
198
UBS AG London 04/14/20 220,000 99.90 220
224
UBS Group AG 03/16/17 270,000 100.00 270
282
UBS Group AG 03/16/17 200,000 100.00 200
232
UBS Group AG 01/28/19 660,000 102.29 675
705
UBS Group AG 09/20/19 200,000 100.75 202
222
UBS Group AG 05/26/20 200,000 102.79 206
208
UBS Group AG 07/07/20 694,000 113.92 791
800
UniCredit SpA 01/08/19 1,042,000 102.09 1,070
1,106
Upjohn, Inc. 07/08/20 729,000 109.16 796
776
USAA Capital Corp. 04/14/20 150,000 99.72 150
158
Vistra Operations Co. LLC 06/04/19 708,000 101.37 718
771
VOC Escrow, Ltd. 08/07/18 60,000 97.39 58
53
Voya CLO, Ltd. 02/18/20 2,453,922 100.00 2,454
2,414
WinWater Mortgage Loan Trust 03/29/17 370,844 102.38 380
386
Woori Bank 04/22/20 734,000 105.66 776
811
175,703
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 303 AUD 45,266 12/20
368
Euro-BTP Futures 67 EUR 9,888 12/20
238
Eurodollar Futures 124 USD 30,924 12/20
444
Euro-OAT Futures 18 EUR 3,034 12/20
52
United States 2 Year Treasury Note Futures 204 USD 45,076 12/20
28
United States 5 Year Treasury Note Futures 697 USD 87,842 12/20
106
United States 10 Year Treasury Note Futures 931 USD 129,903 12/20
371
United States 10 Year Ultra Treasury Note Futures 32 USD 5,118 12/20
21
United States Treasury Long Bond Futures 271 USD 47,772 12/20
(160)
United States Treasury Ultra Bond Futures 183 USD 40,592 12/20
(192)
Short Positions
Australia 10 Year Government Bond Futures 23 AUD 3,436 12/20
(19)
Canadian 10 Year Government Bond Futures 116 CAD 17,610 12/20
8
Euro- Bobl Futures 53 EUR 7,164 12/20
4
Euro-Bund Futures 285 EUR 49,738 12/20
(291)
Eurodollar Futures 217 USD 54,144 03/21
(67)
Eurodollar Futures 158 USD 39,417 12/21
(247)
Euro-OAT Futures 16 EUR 2,697 12/20
(34)
Long Gilt Futures 67 GBP 9,119 12/20
7
United States 2 Year Treasury Note Futures 132 USD 29,167 12/20
(10)

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 63
Futures Contracts
Amounts in thousands (except contract amounts )
United States 5 Year Treasury Note Futures 77 USD 9,704 12/20
(14)
United States 10 Year Treasury Note Futures 112 USD 15,627 12/20
(9)
United States 10 Year Ultra Treasury Note Futures 28 USD 4,477 12/20
2
United States Treasury Ultra Bond Futures 1 USD 222 12/20
—
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
606
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States Treasury Bond Futures
Bank of Montreal
Put 6 173.00 USD 1,038 10/23/20
(2)
United States Treasury Bond Futures
Bank of Montreal
Put 6 171.00 USD 1,026 11/20/20
(7)
Total Liability for Options Written (premiums received $13)
(9)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 63 AUD 86 11/24/20 (2)
Bank of America USD 234 NOK 2,059 11/24/20 (13)
Bank of America USD 6,489 NOK 61,195 11/24/20 72
Bank of America USD 7,225 SEK 64,764 11/24/20 10
Bank of America AUD 649 USD 462 11/24/20 (3)
Bank of America AUD 20,625 USD 14,925 11/24/20 151
Bank of America NOK 134,478 USD 15,204 11/24/20 784
Bank of America SEK 64,764 USD 7,488 11/24/20 253
Bank of Montreal CAD 12,000 USD 9,211 10/21/20 198
Bank of New York USD 7,428 JPY 781,321 11/24/20 (15)
Bank of New York JPY 387,574 USD 3,681 11/24/20 4
Bank of New York JPY 786,375 USD 7,445 11/24/20 (16)
BNP Paribas USD 852 GBP 682 10/16/20 28
BNP Paribas EUR 647 USD 754 10/16/20 (4)
Citigroup USD 1,219 EUR 1,030 10/16/20 (11)
Citigroup USD 6,293 GBP 4,754 11/24/20 (157)
Citigroup USD 16,162 GBP 12,118 11/24/20 (521)
Citigroup USD 277 INR 20,944 10/16/20 7
Citigroup USD 399 MXN 9,090 10/16/20 12
Citigroup USD 807 MXN 18,210 10/16/20 15
Citigroup USD 17,983 NOK 156,000 10/21/20 (1,258)
Citigroup USD 82 NZD 125 11/24/20 —
Citigroup USD 108 NZD 161 11/24/20 (2)
Citigroup USD 7,307 NZD 11,087 11/24/20 27
Citigroup EUR 2,071 USD 2,342 10/16/20 (87)
Citigroup GBP 7,120 USD 9,145 11/24/20 (45)
Goldman Sachs USD 1,237 BRL 6,647 10/16/20 (54)
Goldman Sachs USD 752 JPY 79,355 10/16/20 1
Goldman Sachs USD 607 MXN 13,894 10/16/20 20
Goldman Sachs RUB 16,322 USD 225 10/16/20 16
JPMorgan Chase USD 3,753 CAD 5,083 10/16/20 65
JPMorgan Chase USD 3,223 COP 11,907,989 10/20/20 (116)
JPMorgan Chase USD 4,480 GBP 3,414 10/26/20 (75)
JPMorgan Chase USD 19 HUF 5,876 12/17/20 —
JPMorgan Chase USD 1,103 JPY 116,761 10/26/20 5
JPMorgan Chase USD 1,280 JPY 134,679 10/26/20 (2)
JPMorgan Chase USD 1,406 KRW 1,653,766 10/26/20 12
JPMorgan Chase USD 4,673 NOK 42,564 12/17/20 (108)
JPMorgan Chase USD 611 PEN 2,196 10/05/20 (1)
JPMorgan Chase USD 1,305 PLN 4,913 12/17/20 (34)
JPMorgan Chase USD 1,152 RUB 87,757 10/19/20 (24)
JPMorgan Chase USD 5,593 SEK 49,145 12/17/20 (100)
JPMorgan Chase USD 1,362 THB 42,899 10/30/20 (8)
JPMorgan Chase AUD 1,942 USD 1,396 10/26/20 5

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase CAD 1,162 USD 875 11/19/20 3
JPMorgan Chase CHF 5,280 USD 5,808 11/19/20 68
JPMorgan Chase COP 12,374,759 USD 3,265 10/30/20 35
JPMorgan Chase EUR 6,567 USD 7,776 10/26/20 73
JPMorgan Chase HKD 644 USD 83 11/19/20 —
JPMorgan Chase IDR 25,035,556 USD 1,660 10/20/20 (23)
JPMorgan Chase IDR 1,762,046 USD 118 10/26/20 —
JPMorgan Chase IDR 1,762,046 USD 119 10/27/20 1
JPMorgan Chase JPY 337,852 USD 3,170 10/26/20 (34)
JPMorgan Chase MXN 28,832 USD 1,321 12/17/20 29
JPMorgan Chase NZD 6,748 USD 4,408 10/27/20 (56)
JPMorgan Chase PEN 2,196 USD 614 10/05/20 5
JPMorgan Chase PEN 2,389 USD 678 10/19/20 15
JPMorgan Chase PEN 3,463 USD 972 10/21/20 11
JPMorgan Chase PEN 7,313 USD 2,063 10/26/20 34
JPMorgan Chase PEN 2,196 USD 611 11/04/20 1
JPMorgan Chase SGD 9,129 USD 6,661 11/19/20 (27)
JPMorgan Chase THB 25,635 USD 820 10/21/20 11
JPMorgan Chase THB 25,635 USD 820 10/22/20 11
JPMorgan Chase THB 88,244 USD 2,823 10/26/20 39
Royal Bank of Canada USD 22,522 CAD 29,677 11/24/20 (231)
Royal Bank of Canada USD 4,108 EUR 3,498 11/24/20 (2)
Royal Bank of Canada USD 22,575 EUR 18,888 11/24/20 (407)
Royal Bank of Canada CAD 427 USD 326 11/24/20 5
Royal Bank of Canada CAD 9,318 USD 6,951 11/24/20 (48)
Royal Bank of Canada EUR 3,193 USD 3,805 11/24/20 58
Royal Bank of Canada EUR 8,000 USD 9,464 12/16/20 69
Royal Bank of Canada GBP 7,000 USD 9,106 12/16/20 70
Royal Bank of Canada JPY 948,000 USD 8,939 12/16/20 (59)
Standard Chartered SEK 77,000 USD 8,932 10/21/20 333
UBS USD 111 CHF 100 11/24/20 (2)
UBS CHF 496 USD 539 11/24/20 —
UBS CHF 20,320 USD 22,564 11/24/20 469
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(520)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Bank of America USD 8,197 0.190%
(3)
Three Month LIBOR
(2)
06/15/22
— (3) (3)
Bank of America USD 2,848 0.100%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
11/30/24
2 (1) 1
Bank of America USD 1,373 Three Month LIBOR
(2)
0.450%
(3)
05/15/27
(4) 6 2
Bank of America USD 6,024
Federal Fund
Effective Rate - 1
Year
(2)
0.260%
(3)
05/15/27
(20) 21 1
Bank of America USD 2,330 12 Month LIBOR
(2)
0.560%
(3)
07/20/45
17 127 144
Bank of America USD 880 SOFR
(2)
0.740%
(3)
08/19/45
— 18 18
Bank of America USD 1,022 Three Month LIBOR
(2)
0.800%
(3)
11/15/45
8 65 73
Bank of America USD 1,980 Three Month LIBOR
(2)
1.000%
(3)
02/15/47
24 36 60
Bank of America USD 1,009 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
17 44 61
Bank of America USD 516 Three Month LIBOR
(2)
0.792%
(3)
03/18/50
— 46 46
Bank of America USD 519 Three Month LIBOR
(2)
0.818%
(3)
03/19/50
— 43 43
Bank of America USD 484 Three Month LIBOR
(2)
0.885%
(3)
07/13/50
— 32 32
Barclays MXN 40,840 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
15 214 229

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 65
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 1,700 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 5 5
Citigroup BRL 2,100 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 6 6
Citigroup BRL 2,400 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 5 6
Citigroup BRL 2,631 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
1 6 7
JPMorgan Chase HUF 269,360 Six Month BUBOR
(4)
0.930%
(4)
04/05/27
— 30 30
JPMorgan Chase HUF 627,060 Six Month BUBOR
(4)
1.848%
(4)
04/05/27
— (46) (46)
Total Open Interest Rate Swap Contracts (å)
61 654 715
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 5,140 5.000%
(2)
12/20/25
219 (8) 211
CDX NA High Yield Index Goldman Sachs
Purchase
USD 9,000 (5.000%)
(2)
12/20/25
(365) (4) (369)
Total Open Credit Indices Contracts (å) (146) (12) (158)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 65,41 2 $ —
$ —
$ 65,41 2
Corporate Bonds and Notes — 222,399 —
—
222,399
International Debt — 89, 919 —
—
89, 919
Loan Agreements — 11,664 —
—
11,664
Mortgage-Backed Securities — 210,799 —
—
210,799
Non-US Bonds — 38, 705 —
—
38, 705
United States Government Treasuries — 111,274 —
—
111,274
Common Stocks — — —
—
—
Options Purchased 47 — —
—
47
Short-Term Investments — 36,030 —
100,637
136,667
Total Investments 47 786,20 2 — 100,637 886,88 6
Other Financial Instruments
Assets
Futures Contracts 1,6 49 — — — 1,6 49
Foreign Currency Exchange Contracts — 3,025 — — 3,025

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Interest Rate Swap Contracts — 764 — — 764
Credit Default Swap Contracts — 211 — — 211
Liabilities
Futures Contracts (1,0 43 ) — — — (1,0 43 )
Options Written (9) — — — (9)
Foreign Currency Exchange Contracts — (3,545) — — (3,545)
Interest Rate Swap Contracts — (49) — — (49)
Credit Default Swap Contracts — (369) — — (369)
Total Other Financial Instruments
*
$ 597 $ 37 $ — $ — $ 63 4
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
469
Australia .................................................................................
1,519
Austria ....................................................................................
40
Brazil ......................................................................................
3,381
Canada ....................................................................................
13,835
Cayman Islands .......................................................................
368
Chile .......................................................................................
1,715
China ......................................................................................
1,236
Colombia .................................................................................
4,741
Denmark .................................................................................
2,669
Finland ...................................................................................
272
France .....................................................................................
7,471
Germany .................................................................................
674
India .......................................................................................
2,359
Indonesia ................................................................................
4,344
Ireland ....................................................................................
3,040
Israel .......................................................................................
280
Italy ........................................................................................
9,019
Japan ......................................................................................
1,407
Kazakhstan .............................................................................
233
Kuwait ....................................................................................
236
Liberia ....................................................................................
230
Luxembourg ............................................................................
1,760
Macao .....................................................................................
218

Russell Investment Funds
Strategic Bond Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 67
Amounts in thousands
Country Exposure
Fair Value
$
Malaysia ..................................................................................
4,092
Mexico ....................................................................................
11,829
Netherlands ............................................................................
10,096
Panama ...................................................................................
1,774
Peru ........................................................................................
2,879
Poland .....................................................................................
564
Qatar .......................................................................................
746
Russia .....................................................................................
4,463
Saudi Arabia ...........................................................................
1,598
Singapore ................................................................................
6,753
South Korea ............................................................................
810
Spain .......................................................................................
3,936
Sweden ....................................................................................
645
Switzerland .............................................................................
4,094
Thailand ..................................................................................
230
United Arab Emirates .............................................................
1,800
United Kingdom ......................................................................
14,105
United States ...........................................................................
754,758
Virgin Islands, British .............................................................
198
Total Investments .................................................................... 886,886

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 95.4%
Australia - 3.6%
BGP Holdings PLC(Æ)(Š) 926,311 —
Charter Hall Group - ADR(ö) 554,972 5,008
Goodman Group(ö) 268,371 3,454
GPT Group (The)(ö) 1,513,097 4,240
Growthpoint Properties Australia, Ltd.(ö) 560,486 1,347
Mirvac Group(ö) 5,742,196 8,994
Scentre Group(ö) 1,480,910 2,343
Shopping Centres Australasia Property
Group(ö) 560,589 861
Stockland(ö) 601,240 1,633
Waypoint REIT, Ltd.(Æ)(ö) 1,054,550 2,051
29,931
Belgium - 1.2%
Aedifica (ö) 36,299 4,431
VGP NV 9,571 1,324
Warehouses De Pauw CVA(ö) 109,231 3,975
9,730
Canada - 2.0%
Allied Properties Real Estate Investment
Trust(ö) 91,703 2,469
Boardwalk Real Estate Investment
Trust(Ñ)(ö) 4,813 99
Canadian Apartment Properties(ö) 202,634 7,069
Granite Real Estate Investment Trust(Ñ)
(ö) 119,528 6,937
16,574
China - 0.3%
China Resources Land, Ltd. 486,000 2,210
GDS Holdings, Ltd. - ADR(Æ) 8,263 676
2,886
France - 1.6%
ARGAN SA(ö) 23,422 2,302
Covivio (ö) 30,917 2,182
Gecina SA(ö) 49,231 6,514
Klepierre SA - GDR(Ñ)(ö) 160,254 2,248
13,246
Germany - 6.6%
Alstria Office REIT-AG(ö) 279,828 3,893
Deutsche Wohnen SE 325,039 16,264
Instone Real Estate Group AG(Æ)(Þ) 135,988 3,156
LEG Immobilien AG 22,321 3,186
Vonovia SE 417,805 28,711
55,210
Hong Kong - 5.6%
ESR Cayman, Ltd.(Æ)(Þ) 1,249,600 3,899
Hang Lung Properties, Ltd. - ADR 1,391,000 3,547
Link Real Estate Investment Trust(ö) 1,782,700 14,572
New World Development Co., Ltd. 2,037,500 9,919
Sun Hung Kai Properties, Ltd. 940,500 12,057
Swire Properties, Ltd. 999,400 2,641
46,635
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
India - 0.1%
Ascendas India Trust 1,219,900 1,227
Japan - 11.4%
Activia Properties, Inc.(ö) 1,987 7,556
Daibiru Corp. 249,000 2,891
Daiwa House REIT Investment Corp.(ö) 1,434 3,672
Daiwa Securities Living Investments
Corp.(ö) 3,701 3,825
Global One Real Estate Investment
Corp.(ö) 3,575 3,451
GLP J- Reit (Æ)(ö) 2,769 4,275
Hulic REIT, Inc.(ö) 3,729 4,941
Japan Prime Realty Investment Corp.(ö) 109 338
Japan Retail Fund Investment Corp.(ö) 2,086 3,230
Kenedix Retail REIT Corp.(ö) 1,858 3,733
Mitsubishi Estate Co., Ltd. 899,700 13,599
Mitsui Fudosan Co., Ltd. 758,300 13,208
Mitsui Fudosan Logistics Park, Inc.(ö) 290 1,387
Mori Trust Hotel REIT, Inc.(ö) 3,666 3,805
Mori Trust Sogo REIT, Inc.(ö) 1,862 2,357
Nippon Building Fund, Inc.(ö) 619 3,514
Nippon REIT Investment Corp.(ö) 989 3,375
Nomura Real Estate Master Fund, Inc.(ö) 3,283 4,128
Sumitomo Realty & Development Co.,
Ltd. 196,000 5,799
Tokyu Fudosan Holdings Corp. 509,500 2,193
United Urban Investment Corp.(ö) 3,118 3,477
XYMAX REIT Investment Corp.(ö) 298 261
95,015
Macao - 0.2%
Sands China, Ltd. 386,800 1,505
Netherlands - 0.5%
Unibail - Rodamco -Westfield(Ñ)(ö) 109,433 4,038
Norway - 0.2%
Entra ASA(Ñ)(Þ) 116,067 1,635
Singapore - 3.4%
CapitaLand Commercial Trust(ö) 1,859,900 2,251
CapitaLand Mall Trust Class A(Æ)(ö) 3,186,600 4,537
CapitaLand, Ltd. 2,116,400 4,229
City Developments, Ltd. 538,900 3,031
Frasers Logistics & Industrial Trust(ö) 1,708,600 1,742
Keppel DC REIT(ö) 1,316,200 2,813
Mapletree Industrial Trust(Æ)(ö) 2,662,500 6,288
Mapletree Logistics Trust(ö) 236,200 355
Parkway Life Real Estate Investment
Trust(Æ)(ö) 1,174,324 3,570
28,816
Spain - 0.4%
Arima Real Estate Socimi SA(Æ)(ö) 140,207 1,431
Inmobiliaria Colonial Socimi SA(ö) 256,792 2,122
3,553
Sweden - 2.6%
Castellum AB 326,322 7,422
Catena AB 48,807 2,157

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 69
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fabege AB 354,287 4,913
Fastighets AB Balder Class B(Æ) 146,817 7,457
21,949
United Kingdom - 4.7%
Assura PLC(ö) 2,629,877 2,613
Big Yellow Group PLC(ö) 158,561 2,125
British Land Co. PLC (The)(ö) 467,552 2,033
Derwent London PLC(ö) 93,455 3,103
Grainger PLC 999,574 3,826
Land Securities Group PLC(ö) 186,700 1,257
LondonMetric Property PLC(ö) 630,807 1,804
PRS REIT PLC (The)(ö) 1,249,155 1,270
Safestore Holdings PLC(ö) 213,317 2,142
Segro PLC(ö) 951,481 11,438
Tritax EuroBox PLC(Þ) 855,391 969
UNITE Group PLC (The)(ö) 499,419 5,415
Urban & Civic PLC 518,444 1,408
39,403
United States - 51.0%
Agree Realty Corp.(Ñ)(ö) 173,659 11,052
Alexandria Real Estate Equities, Inc.(ö) 75,061 12,010
American Homes 4 Rent Class A(ö) 211,723 6,030
American Tower Corp.(ö) 757 183
Americold Realty Trust(ö) 119,116 4,258
Apple Hospitality REIT, Inc.(ö) 66,085 635
AvalonBay Communities, Inc.(ö) 42,493 6,346
Boston Properties, Inc.(ö) 17,996 1,445
Boyd Gaming Corp. 86,557 2,656
Brixmor Property Group, Inc.(ö) 335,387 3,921
Caesars Entertainment, Inc.(Æ) 45,075 2,527
Cousins Properties, Inc.(ö) 14,348 410
Crown Castle International Corp.(ö) 14,812 2,466
CyrusOne , Inc.(ö) 92,546 6,481
Digital Realty Trust, Inc.(ö) 105,390 15,467
Duke Realty Corp.(ö) 177,240 6,540
EastGroup Properties, Inc.(ö) 63,182 8,171
Equinix , Inc.(Æ)(ö) 15,289 11,622
Equity LifeStyle Properties, Inc. Class
A(ö) 129,041 7,910
Essential Properties Realty Trust, Inc.(ö) 371,004 6,797
Essex Property Trust, Inc.(ö) 78,825 15,827
Extra Space Storage, Inc.(ö) 155,138 16,598
Four Corners Property Trust, Inc.(ö) 6,840 175
Gaming and Leisure Properties, Inc.(ö) 177,542 6,557
Healthcare Trust of America, Inc. Class
A(ö) 82,524 2,146
Healthpeak Properties, Inc.(ö) 200,027 5,431
Highwoods Properties, Inc.(ö) 9,608 323
Hilton Worldwide Holdings, Inc. 50,482 4,307
Invitation Homes, Inc.(ö) 566,258 15,850
Kilroy Realty Corp.(ö) 79,581 4,135
Kimco Realty Corp.(ö) 820,359 9,237
Life Storage, Inc.(Æ)(ö) 83,022 8,740
Medical Properties Trust, Inc.(ö) 347,149 6,120
Mid-America Apartment Communities,
Inc.(ö) 73,906 8,569
NetSTREIT Corp. 92,134 1,682
Omega Healthcare Investors, Inc.(ö) 142,794 4,275
Park Hotels & Resorts, Inc.(Ñ)(ö) 309,656 3,093
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, Inc.(ö) 506,276 50,942
Public Storage(ö) 87,809 19,557
Realty Income Corp.(ö) 199,214 12,102
Regency Centers Corp.(ö) 20,832 792
Rexford Industrial Realty, Inc.(ö) 165,955 7,594
Sabra Health Care REIT, Inc.(ö) 245,151 3,379
SBA Communications Corp.(ö) 16,329 5,200
Simon Property Group, LP(ö) 350,438 22,667
SL Green Realty Corp.(Ñ)(ö) 60,011 2,783
Sun Communities, Inc.(ö) 68,616 9,648
UDR, Inc.(ö) 252,311 8,228
Ventas, Inc.(ö) 492,054 20,648
VEREIT, Inc.(ö) 472,382 3,070
VICI Properties, Inc.(ö) 367,061 8,578
Welltower , Inc.(ö) 364,228 20,065
Weyerhaeuser Co.(ö) 50,722 1,447
426,692
Total Common Stocks
(cost $713,392) 798,045
Short-Term Investments - 3.4%
United States - 3.4%
U.S. Cash Management Fund(@) 28,172,799 (∞) 28,167
Total Short-Term Investments
(cost $28,169) 28,167
Other Securities - 2.4%
U.S. Cash Collateral Fund(@)(×) 20,422,647 (∞) 20,423
Total Other Securities
(cost $20,423) 20,423
Total Investments - 101.2%
(identified cost $761,984) 846,635
Other Assets and Liabilities, Net
- (1.2)%
(9,960)
Net Assets - 100.0%
836,675

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.2%
Entra ASA 08/04/15 NOK 116,067 9.60 1,115
1,635
ESR Cayman, Ltd. 11/12/19 HKD 1,249,600 2.17 2,715
3,899
Instone Real Estate Group AG 03/28/19 EUR 135,988 23.99 3,263
3,156
Tritax EuroBox PLC 07/04/18 GBP 855,391 1.15 982
969
9,659
For a description of restricted securities see note 5 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 546 USD 17,117 12/20
(493)
FTSE/EPRA Europe Index Futures 264 EUR 5,091 12/20
(121)
Hang Seng Index Futures 12 HKD 14,058 10/20
16
MSCI Singapore Index Futures 56 SGD 1,583 10/20
(1)
S&P/TSX 60 Index Futures 6 CAD 1,154 12/20
(3)
SPI 200 Index Futures 10 AUD 1,451 12/20
(18)
TOPIX Index Futures 25 JPY 406,375 12/20
50
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(570)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 88 EUR 75 10/01/20 —
Bank of America AUD 443 USD 316 10/01/20 (2)
Bank of America AUD 249 USD 178 10/02/20 (1)
Bank of America EUR 265 USD 310 12/16/20 (1)
Bank of America EUR 447 USD 527 12/16/20 2
Bank of America HKD 1,660 USD 214 12/16/20 —
Bank of America JPY 42,751 USD 405 10/01/20 (1)
Bank of America JPY 50,064 USD 475 12/16/20 —
Bank of America SGD 63 USD 46 10/01/20 —
Bank of America SGD 215 USD 157 10/02/20 —
JPMorgan Chase USD 404 AUD 556 12/16/20 (6)
JPMorgan Chase USD 350 CAD 462 12/16/20 (3)
JPMorgan Chase USD 2,190 EUR 1,849 12/16/20 (17)
JPMorgan Chase USD 757 HKD 5,869 12/16/20 —
JPMorgan Chase USD 1,407 JPY 149,168 12/16/20 9
JPMorgan Chase USD 406 SGD 555 12/16/20 1
Royal Bank of Canada USD 404 AUD 556 12/16/20 (6)
Royal Bank of Canada USD 350 CAD 462 12/16/20 (3)
Royal Bank of Canada USD 351 EUR 299 12/16/20 —
Royal Bank of Canada USD 955 EUR 807 12/16/20 (7)
Royal Bank of Canada USD 2,189 EUR 1,849 12/16/20 (17)
Royal Bank of Canada USD 757 HKD 5,869 12/16/20 —
Royal Bank of Canada USD 212 JPY 22,377 12/16/20 —
Royal Bank of Canada USD 383 JPY 40,123 12/16/20 (2)
Royal Bank of Canada USD 1,407 JPY 149,168 12/16/20 9
Royal Bank of Canada USD 406 SGD 555 12/16/20 1
Royal Bank of Canada EUR 659 USD 782 12/16/20 8
Royal Bank of Canada HKD 1,847 USD 238 12/16/20 —
Royal Bank of Canada JPY 47,929 USD 452 12/16/20 (3)
Standard Chartered USD 404 AUD 556 12/16/20 (6)

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 71
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Standard Chartered USD 350 CAD 462 12/16/20 (3)
Standard Chartered USD 2,189 EUR 1,849 12/16/20 (17)
Standard Chartered USD 757 HKD 5,869 12/16/20 —
Standard Chartered USD 1,406 JPY 149,168 12/16/20 9
Standard Chartered USD 406 SGD 555 12/16/20 1
State Street EUR 280 USD 332 12/16/20 4
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(51)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 29,931 $ —
$ —
$ 29,931
Belgium — 9,730 —
—
9,730
Canada 16,574 — —
—
16,574
China 676 2,210 —
—
2,886
France — 13,246 —
—
13,246
Germany — 55,210 —
—
55,210
Hong Kong — 46,635 —
—
46,635
India — 1,227 —
—
1,227
Japan — 95,015 —
—
95,015
Macao — 1,505 —
—
1,505
Netherlands — 4,038 —
—
4,038
Norway — 1,635 —
—
1,635
Singapore — 28,816 —
—
28,816
Spain — 3,553 —
—
3,553
Sweden — 21,949 —
—
21,949
United Kingdom — 39,403 —
—
39,403
United States 426,692 — —
—
426,692
Short-Term Investments — — — 28,167 28,167
Other Securities — — — 20,423 20,423
Total Investments 443,942 354,103 — 48,590 846,635
Other Financial Instruments
Assets
Futures Contracts 66 — —
—
66
Foreign Currency Exchange Contracts — 44 —
—
44
Liabilities
Futures Contracts (636) — —
—
(636)
Foreign Currency Exchange Contracts (4) (91) —
—
(95)
Total Other Financial Instruments
*
$ (574) $ (47) $ — $ — $ (621)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Funds
Global Real Estate Securities Fund
Schedule of Investments, continued — September 30, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Global Real Estate Securities Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended September 30, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended
September 30, 2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
263,919
Healthcare ..............................................................................
68,246
Industrial ................................................................................
119,235
Lodging/Resorts ......................................................................
11,841
Office ......................................................................................
49,032
Residential ..............................................................................
151,697
Retail ......................................................................................
84,913
Self Storage .............................................................................
49,162
Short-Term Investments ..........................................................
28,167
Other Securities ......................................................................
20,423
Total Investments .................................................................... 846,635

Russell Investment Funds
Notes to Schedules of Investments — September 30, 2020 (Unaudited)
Notes to Schedules of Investments 73
Footnotes:
Abbreviations:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(∞) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund. See Notes to Quarterly Report.
(
ì
) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
(ÿ ) Notional amount in thousands .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
(Œ) Unfunded Loan Agreement .
(
Ð
) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0)
Weekly payment frequency.
(1)
Monthly payment frequency.
(2)
Quarterly payment frequency.
(3)
Semi-annual payment frequency.
(4)
Annual payment frequency.
(5)
Payment at termination.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index

Russell Investment Funds
Notes to Schedules of Investments, continued — September 30, 2020 (Unaudited)
74 Notes to Schedules of Investments
Foreign Currency Abbreviations:
HIBOR – Hong Kong Interbank Offered Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Funds
Notes to Quarterly Report — September 30, 2020 (Unaudited)
Notes to Quarterly Report 75
Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s
Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.
Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
76 Notes to Quarterly Report
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the NAV of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies.
Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 77
facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
There were no transfers between Levels 1, 2 and 3 for the period ended September 30, 2020.
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
78 Notes to Quarterly Report
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Strategic Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 79
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended September 30, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets and trade settlement
Strategic Bond Fund Return enhancement and hedging
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Outstanding Contract Amounts Sold
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
International Developed Markets Fund $ 100,532,761 $ 61,787,261 $ 82,779,604
Strategic Bond Fund 316,376,044 282,765,016 339,937,566
Global Real Estate Securities Fund 42,972,669 36,224,112 22,947,844

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
80 Notes to Quarterly Report
As of September 30, 2020, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended September 30, 2020, the following Funds purchased or sold options primarily for the strategies listed below:
The Funds' options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
As of September 30, 2020, the Funds had no cash collateral balances in connection with options contracts purchased/sold.
Outstanding Contract Amounts Bought
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
International Developed Markets Fund $ 98,889,123 $ 61,391,421 $ 82,217,043
Strategic Bond Fund 313,858,104 281,841,211 339,449,231
Global Real Estate Securities Fund 42,738,714 35,983,934 22,883,112
Cash Collateral for Forwards
Strategic Bond Fund $ 320,000
Funds Strategies
Strategic Bond Fund Return enhancement and hedging
Notional of Options Contracts Outstanding
Funds March 31, 2020 June 30, 2020 September 30, 2020
Strategic Bond Fund $ 201,502,250 $ — $ 11,587,500

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 81
Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended September 30, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
The Funds’ futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
As of September 30, 2020, the Funds had cash collateral balances in connection with futures contracts purchased /sold as follows:
Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third-party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third-party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread.
Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions
Funds Strategies
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Notional of Futures Contracts Outstanding
Funds March 31, 2020 June 30, 2020 September 30, 2020
U.S. Strategic Equity Fund $ 30,322,460 $ 17,768,650 $ 1,508,400
U.S. Small Cap Equity Fund 15,148,320 12,003,960 8,274,200
International Developed Markets Fund 121,418,445 125,785,574 116,419,273
Strategic Bond Fund 1,076,512,278 755,213,567 684,890,630
Global Real Estate Securities Fund 63,857,884 55,071,146 31,818,603
Cash Collateral for Futures
U.S. Strategic Equity Fund $ 6,605,725
U.S. Small Cap Equity Fund 125,350
International Developed Markets Fund 775,210
Strategic Bond Fund 9,472,663
Global Real Estate Securities Fund 93,586

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
82 Notes to Quarterly Report
consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of September 30, 2020, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
The Strategic Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Strategic Bond Fund may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation
Cash Collateral for Swaps Due to Broker
Strategic Bond Fund $ 1,225,603 $ 130,000

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 83
or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September
30, 2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities
Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended September 30, 2020, the Strategic Bond Fund entered into credit default swaps primarily for the strategies listed below:
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
84 Notes to Quarterly Report
The Funds’ credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended September 30, 2020, the Strategic Bond Fund entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended September 30, 2020, the Funds did not enter into any total return swap agreements.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended September 30, 2020, the Funds did not enter into any currency swap agreements.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party
Credit Default Swap Notional Amounts Outstanding
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
Strategic Bond Fund $ 164,893,255 $ 99,202,500 $ 14,140,000
Funds Strategies
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended March 31, 2020 June 30, 2020 September 30, 2020
Strategic Bond Fund $ 108,838,242 $ 135,228,872 $ 33,493,056

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 85
to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
The Strategic Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.
Short Sales
The U.S. Small Cap Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing

Russell Investment Funds
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86 Notes to Quarterly Report
the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. The U.S. Small Cap Equity Fund currently engages in short sale transactions that are effected through State Street but reserves the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Fund typically expects to collateralize short sale transactions through the Fund’s reciprocal lending activity with State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Fund may also deliver cash to State Street for purposes of collateralizing its short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street’s books but remain in the Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects the Fund to the risk that State Street could fail to return a security lent to it by the Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of State Street’s failure to return a security lent to it by the Fund, or failure to return the Fund’s cash collateral, would be mitigated by the Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security). To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than State Street, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund may also use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a)
maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the Fund being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Fund needing to sell holdings at a disadvantageous time to satisfy its obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of September 30, 2020, the fair value of securities on loan through the reciprocal lending program for the U.S. Small Cap Equity
Fund was $7,445,941.
As of September 30, 2020, the U.S. Small Cap Equity Fund held $10,587,029 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of September 30, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 87
income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
The Strategic Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
The Strategic Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.
Mortgage-Related and Other Asset-Backed Securities
The Strategic Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
88 Notes to Quarterly Report
off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 89
lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
The Strategic Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time.
The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
The Strategic Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of September 30, 2020, the Strategic Bond Fund had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The Strategic Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
90 Notes to Quarterly Report
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of September 30, 2020, the Funds had invested $165,757,631 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $32,652,252 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At September 30, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Investment Funds
Notes to Quarterly Report, continued — September 30, 2020 (Unaudited)
Notes to Quarterly Report 91
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Commitments and Contingencies
The Strategic Bond Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended September 30, 2020, there were $18,919 in unfunded loan commitments held by the Fund.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:
On October 1, 2020, the Board declared dividends payable from net investment income. Dividends were paid on October 5, 2020 to shareholders of record effective with the opening of business on October 2, 2020.
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 397,341,259 $ 197,417,584 $ 367,421,684
Unrealized Appreciation
$ 121,534,301 $ 5,704,354 $ 37,636,969
Unrealized Depreciation
(17,824,698) (7,670,891) (75,644,111)
Net Unrealized Appreciation (Depreciation)
$ 103,709,603 $ (1,966,537) $ (38,007,142)
Strategic Bond
Fund
Global Real
Estate Securities
Fund
Cost of Investments
$ 869,592,287 $ 820,537,826
Unrealized Appreciation
$ 26,650,220 $ 33,263,166
Unrealized Depreciation
(8,709,116) (7,785,462)
Net Unrealized Appreciation (Depreciation)
$ 17,941,104 $ 25,477,704

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495